As filed with the Securities and Exchange Commission on April 22, 2005

                                                              File No. 333-81458
                                                                       811-09065
================================================================================
                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                           [ ]

       Post-Effective Amendment No.  10                                      |X|
                                    ----


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


       Amendment No.  17                                                     |X|
                     ----

                        (Check appropriate box or boxes.)

                             ----------------------
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

                           (Exact Name of Registrant)

                             ----------------------

                         PHL VARIABLE INSURANCE COMPANY

                               (Name of Depositor)

                             ----------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                             ----------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056

                     (Name and Address of Agent for Service)

                             ----------------------


Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.
It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
|X| on May 1, 2005 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on ___________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.


                             ----------------------

================================================================================

                                                   PART A

                             THE PHOENIX EDGE(R)-VUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

           ISSUED BY: PHL VARIABLE INSURANCE COMPANY ("PHL VARIABLE") (A WHOLLY OWNED SUBSIDIARY OF PHOENIX LIFE INSURANCE COMPANY)

PROSPECTUS                                                           MAY 1, 2005

The Phoenix Edge(R)-VUL is a flexible premium fixed and variable universal life insurance policy that can provide lifetime insurancE protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account, Long-term Guaranteed Interest Account (collectively, "Guaranteed Interest Accounts") and/or one or more of the subaccounts of the PHLVIC Variable Universal Life Account ("Separate Account"). The subaccounts purchase shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series

[diamond] Phoenix-AIM Growth Series
          (fka, Phoenix-MFS Investors Growth Stock Series)
[diamond] Phoenix-Alger Small-Cap Growth Series
          (fka, Phoenix-State Street Research Small-Cap Growth Series)

[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series

[diamond] Phoenix-Duff & Phelps Real Estate Securities Series

[diamond] Phoenix-Engemann Capital Growth Series

[diamond] Phoenix-Engemann Growth and Income Series
          (fka, Phoenix-Oakhurst Growth and Income Series)
[diamond] Phoenix-Engemann Small-Cap Growth Series
          (fka, Phoenix-Engemann Small & Mid-Cap Growth Series)
[diamond] Phoenix-Engemann Strategic Allocation Series
          (fka, Phoenix-Oakhurst Strategic Allocation Series)
[diamond] Phoenix-Engemann Value Equity Series
          (fka, Phoenix-Oakhurst Value Equity Series)

[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond] Phoenix-Kayne Rising Dividends Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series
[diamond] Phoenix-Lazard International Equity Select Series

[diamond] Phoenix-Northern Dow 30 Series

[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series

[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series

[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Mid Cap Core Equity Fund

[diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Mutual Shares Securities Fund

[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
[diamond] Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Bond-Debenture Portfolio
[diamond] Growth and Income Portfolio
[diamond] Mid-Cap Value Portfolio


THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Juno Fund
[diamond] Rydex Variable Trust Nova Fund
[diamond] Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
[diamond] Scudder VIT EAFE(R) Equity Index Fund
[diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if the replacement will result in any income taxes. It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract.

The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission (SEC) has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Read and keep this prospectus for future reference.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:             [envelope] PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                        PO Box 8027
                                                                        Boston, MA 02266-8027
                                                            [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                        800/541-0171

                                TABLE OF CONTENTS

 Heading                                                Page
------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS.............................     3
RISK/BENEFIT SUMMARY .................................     4
  Policy Benefits ....................................     4
  Policy Risks .......................................     5

FEE TABLES............................................     5
  Policy Option A - Transaction Fees..................     5
  Policy Option B - Transaction Fees..................     6
  Policy Option C - Transaction Fees..................     6
  Policy Option A - Periodic Charges Other than Fund
    Operating Expenses................................     7
  Policy Option B - Periodic Charges Other than Fund
    Operating Expenses................................     9
  Policy Option C - Periodic Charges Other than Fund
    Operating Expenses................................    11
  Minimum and Maximum Fund Operating Expenses.........    12
PHL VARIABLE INSURANCE COMPANY .......................    15
PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT................    15
  Valuation Date .....................................    15
  Performance History ................................    15
VOTING RIGHTS ........................................    15
THE GUARANTEED INTEREST ACCOUNTS......................    16
    Guaranteed Interest Account ......................    16
    Long-Term Guaranteed Interest Account ............    16
CHARGES AND DEDUCTIONS................................    16
  General ............................................    16
  Charges Deducted from Premium Payments .............    16
  Periodic Charges ...................................    16
  Loan Interest Charged ..............................    18
  Conditional Charges ................................    18
  Other Tax Charges ..................................    19
  Fund Charges........................................    19
  Charge Reductions...................................    19
THE POLICY ...........................................    19
  Contract Rights: Owner, Insured, Beneficiary .......    19
  Contract Limitations................................    19
  Purchasing a Policy.................................    19
GENERAL ..............................................    21
  Postponement of Payments ...........................    21
  Optional Insurance Benefits ........................    21
  Death Benefit ......................................    22
PAYMENT OF PROCEEDS ..................................    23
  Surrender and Death Benefit Proceeds ...............    23
  Payment Amount......................................    23
  Payment Options ....................................    23
  Surrenders..........................................    24
  Transfer of Policy Value............................    24
  Disruptive Trading and Market Timing................    25
  Policy Loans........................................    26
  Lapse...............................................    28
FEDERAL INCOME TAX CONSIDERATIONS ....................    28
  Introduction........................................    28
  Income Tax Status...................................    28
  Policy Benefits.....................................    28
  Business-Owned Policies.............................    29
  Modified Endowment Contracts .......................    29
  Limitations on Unreasonable Mortality and Expense
     Charges..........................................    30
  Qualified Plans.....................................    30
  Diversification Standards...........................    30
  Change of Ownership or Insured or Assignment........    31
  Other Taxes.........................................    31
  Withholding.........................................    31
FINANCIAL STATEMENTS..................................    31

APPENDIX A - INVESTMENT OPTIONS.......................   A-1
  Investment Types....................................   A-1
  Investment Advisors ................................   A-2
  Investment Subadvisors .............................   A-3

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following is a list of terms and their meanings when used in this prospectus.

ATTAINED AGE: The age of the insured on the birthday nearest the most recent policy anniversary.

AMOUNT AT RISK: On a monthly calculation date it is the death benefit minus the policy value prior to the deduction of the cost of insurance charge. On any other day it is the death benefit minus the policy value.

CASH SURRENDER VALUE: The cash surrender value is the policy value less any applicable surrender charge on the date of surrender and less any debt.

DEATH BENEFIT OPTION: The type of death benefit described in effect.

DUE PROOF OF DEATH: A certified death certificate, or an order of a court of competent jurisdiction, or any other proof acceptable to us.

GUARANTEED INTEREST ACCOUNT: The Guaranteed Interest Account is not part of the Separate Account; it is part of our general account.

DEBT: Unpaid policy loans with accrued interest.

IN FORCE: The policy has not terminated or otherwise lapsed in accordance with the grace period and lapse provision.

IN WRITING (WRITTEN NOTICE, WRITTEN REQUEST): Is a written form signed by you, satisfactory to us and received by us.

INSURED: The person upon whose life the policy is issued.

LONG-TERM GUARANTEED INTEREST ACCOUNT: The Long-term Guaranteed Interest Account is not part of the Separate Account; it is part of our general account.

MONTHLY CALCULATION DATE: The first monthly calculation date is the same day as the policy date. Subsequent monthly calculation dates are the same days of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the monthly calculation date.

PAYMENT DATE: The valuation date on which a premium payment or loan repayment is received by us unless it is received after the close of the New York Stock Exchange in which case it will be the next valuation date.

POLICY ANNIVERSARY: The anniversary of the policy date.

POLICY DATE: The policy date shown on the schedule pages from which policy years and policy anniversaries are measured.

POLICY MONTH: The period from one monthly calculation date up to, but not including, the next monthly calculation date.

POLICY VALUE: The sum of your policy's share in the value of each subaccount plus the value of your policy allocated to the Guaranteed Interest Account.

POLICY YEAR: The first policy year is the one-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the one-year period from the policy anniversary up to, but not including, the next policy anniversary.

SEPARATE ACCOUNT: PHLVIC Variable Universal Life Account. A separate investment account of Phoenix Life Insurance Company.

SUBACCOUNTS: The accounts within our Separate Account to which non-loaned assets under the policy are allocated.

UNIT: A standard of measurement used to determine the share of this policy in the value of each subaccount of the Separate Account.

VALUATION PERIOD: The period in days from the end of one valuation date through the next valuation date.

VULA: Variable Universal Life Administration.

WE (OUR, US, COMPANY): PHL Variable Insurance Company.

YOU (YOUR): The owner of this policy at the time an owner's right is exercised.

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

This prospectus is a disclosure document which summarizes your rights under the insurance product that you are purchasing. As with any summary it may differ in certain instances from the underlying insurance policy. You should read your insurance policy carefully.

Certain terms used throughout the prospectus have been defined and can be found in the "Glossary of Special Terms."

POLICY BENEFITS

DEATH BENEFITS
The Phoenix Edge(R)-VUL is a flexible premium variable universal life insurance policy. The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

You will choose a Death Benefit Option when you apply for a policy.

[diamond] Death Benefit Option 1 will equal the policy's face amount, or the minimum death benefit if greater.

[diamond] Death Benefit Option 2 will equal the face amount plus the policy value, or the minimum death benefit if greater.

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option.

The minimum death benefit is equal to the policy value on the date of death increased by a percentage taken from a table in the policy based on the attained age of the insured person at the beginning of the policy year in which death occurs.

Also available, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.

LOANS AND SURRENDERS
Generally, you may take loans against 90% of your policy's cash surrender value. The cash surrender value is the policy value reduced by outstanding loans and loan interest and any applicable surrender charge.

You may partially surrender any part of the policy at anytime. A partial surrender fee will apply and we may also impose a separate surrender charge.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond] Individual Term
[diamond] Guaranteed Death Benefit
[diamond] LifePlan Options
[diamond] Non-Transferable General Account
[diamond] Disability Benefit
[diamond] Accidental Death Benefit
[diamond] Child Term
[diamond] Family Term
[diamond] Additional Purchase Option
[diamond] Cash Value Accumulation Test Amendment
[diamond] Purchase Protector Plan
[diamond] Living Benefits
[diamond] Age 100+ Rider

Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY OPTIONS
You choose one of three policy options when you apply for a policy. Your choice will determine the fees and charges deducted from your policy and may not be changed:

[diamond] POLICY OPTION A
          has the highest initial surrender charge, but lower mortality and expense risk charges than the other options beginning in policy year 11.

[diamond] POLICY OPTION B
          reduces initial surrender charges, but has higher mortality and expense risk charges, beginning in policy year 11, than Policy Option A.

[diamond] POLICY OPTION C
          further reduces initial surrender charges over Policy Option B, but also has higher mortality and expense risk charges, beginning in policy year 11, than Policy Options A and B.

You can compare the effect your choice has on fees and charges by using the tables of fees and expenses beginning on page four. For policies issued on and after September 3, 2003, only Policy Option A is available to policies issued as part of a qualified plan.

POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long-term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first 15 years under Policy Option A, during the first ten years under Policy Option B, and during the first five years under Policy Option C; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Accounts are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force during the first seven policy years as long as the policy value, less any outstanding loans and loan interest, is enough to pay the monthly charges incurred under the policy. Beginning in policy year 8, the cash surrender value must be sufficient to pay the monthly deductions. If the above conditions are not met, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Separate Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THERE ARE TWO SETS OF TABLES DESCRIBING THE CHARGES AS THEY APPLY TO EACH POLICY OPTION. THE FIRST SET OF TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES

------------------------------------------------------------------------------------------------------------------------------------
                       POLICY OPTION A - TRANSACTION FEES
-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PREMIUM EXPENSE CHARGE           Upon premium payment.                             6% of the premium payment.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 On each monthly
ISSUE EXPENSE CHARGE             calculation day1, for the                      $600 deducted at $50 per month.2
                                 first policy year.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
SURRENDER CHARGE (3, 4, 5)       Upon Full Surrender.         Initial charge: $3.18 - $59.40 per $1,000 of face amount insurance
Minimum and Maximum              Charge does not apply to a   coverage.
Example for a Male Age 45 in     policy lapse and cannot      We would charge $28.66 per $1,000 of face amount insurance coverage,
the Nonsmoker Premium Class      exceed policy value.         generally reducing as the insured ages.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

                                 Upon Partial Surrender or    A pro rata portion of the applicable surrender charge that would
PARTIAL SURRENDER CHARGE(4, 5)   a reduction in the policy    apply to a full surrender.
                                 face amount.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER FEE            Upon Partial Surrender.                                       $25
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 Upon Transfer.               We do not charge for transfers between investment options, but we reserve the right to charge up to $20 per transfer after the first
TRANSFER CHARGE                                               twelve transfers from the subaccounts, the first transfer from the nonloaned portion of the Guaranteed Interest Account or the
                                                              Long-term Guaranteed Interest Account in any given policy year.
------------------------------------------------------------------------------------------------------------------------------------

(1) The monthly calculation day occurs on the same day as the policy date (the date from which policy years and anniversaries are measured) or, if that date does not fall in any given month, it will be the last day of the month.
(2) We charge $1.50 per $1,000 of base face amount up to these maximums each month for the first policy year.
(3) We begin reducing the surrender charge in policy year eight and continue to reduce it each year thereafter until it becomes zero in policy year 16.
(4) This charge is a contingent deferred sales charge incurred only if there is a full surrender or partial surrender.
(5) We charge up to twice the Target Annual Premium ("TAP"). The TAP is established at issue by an arithmetic formula based on age, gender, risk classification and face amount of insurance coverage.

POLICY OPTION B - TRANSACTION FEES

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PREMIUM EXPENSE CHARGE           Upon premium payment.                             6% of the premium payment.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 On each monthly                                $600 deducted at $50 per month.2
ISSUE EXPENSE CHARGE             calculation day1, for the
                                 first policy year.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
SURRENDER CHARGE (3, 4, 5)       Upon Full Surrender.         Initial charge: $3.18 - $59.40 per $1,000 of face amount insurance
Minimum and Maximum              Charge does not apply to a   coverage.
Example for a Male Age 45 in     policy lapse and cannot      We would charge $28.66 per $1,000 of face amount insurance coverage,
the Nonsmoker Premium Class      exceed policy value.         generally reducing as the insured ages.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

                                 Upon Partial Surrender or    A pro rata portion of the applicable surrender charge that would
PARTIAL SURRENDER CHARGE(4, 5)   a reduction in the policy    apply to a full surrender.
                                 face amount.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER FEE            Upon Partial Surrender.                                       $25
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 Upon Transfer.               We do not charge for transfers between investment options, but we reserve the right to charge up to $20 per transfer after the first
TRANSFER CHARGE                                               12 transfers from the subaccounts, the first transfer from the nonloaned portion of the Guaranteed Interest Account or the
                                                              Long-term Guaranteed Interest Account in any given policy year.
------------------------------------------------------------------------------------------------------------------------------------

(1) The monthly calculation day occurs on the same day as the policy date (the date from which policy years and anniversaries are measured) or, if that date does not fall in any given month, it will be the last day of the month.
(2) We charge $1.50 per $1,000 of base face amount up to these maximums each month for the first policy year.
(3) We begin reducing the surrender charge in policy year six and continue to reduce it each year thereafter until it becomes zero in policy year 11.
(4) This charge is a contingent deferred sales charge incurred only if there is a full surrender or partial surrender.
(5) We charge up to twice the Target Annual Premium ("TAP"). The TAP is established at issue by an arithmetic formula based on age, gender, risk classification and face amount of insurance coverage.

                       POLICY OPTION C - TRANSACTION FEES

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PREMIUM EXPENSE CHARGE           Upon premium payment.                             6% of the premium payment.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 On each monthly
ISSUE EXPENSE CHARGE             calculation day1, for the                      $600 deducted at $50 per month.2
                                 first policy year.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
SURRENDER CHARGE (3, 4, 5)       Upon Full Surrender.         Initial charge: $3.18 - $59.40 per $1,000 of face amount insurance
Minimum and Maximum              Charge does not apply to a   coverage.
Example for a Male Age 45 in     policy lapse and cannot      We would charge $28.66 per $1,000 of face amount insurance coverage,
the Nonsmoker Premium Class      exceed policy value.         generally reducing as the insured ages.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

                                 Upon Partial Surrender or    A pro rata portion of the applicable surrender charge that would
PARTIAL SURRENDER CHARGE(4, 5)   a reduction in the policy    apply to a full surrender.
                                 face amount.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER FEE            Upon Partial Surrender.                                       $25
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 Upon Transfer.               We do not charge for transfers between investment options, but we reserve the right to charge up to $20 per transfer after the first
TRANSFER CHARGE                                               12 transfers from the subaccounts, the first transfer from the nonloaned portion of the Guaranteed Interest Account or the
                                                              Long-term Guaranteed Interest Account in any given policy year.
------------------------------------------------------------------------------------------------------------------------------------

(1) The monthly calculation day occurs on the same day as the policy date (the date from which policy years and anniversaries are measured) or, if that date does not fall in any given month, it will be the last day of the month.
(2) We charge $1.50 per $1,000 of base face amount up to these maximums each month for the first policy year.
(3) We begin reducing the surrender charge in policy year four and continue to reduce it each year thereafter until it becomes zero in policy year six.
(4) This charge is a contingent deferred sales charge incurred only if there is a full surrender or partial surrender.
(5) We charge up to twice the Target Annual Premium ("TAP"). The TAP is established at issue by an arithmetic formula based on age, gender, risk classification and face amount of insurance coverage.

THE SECOND SET OF TABLES DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

      POLICY OPTION A - PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
COST OF INSURANCE(1)             On each monthly
                                 calculation day.
  Minimum and Maximum Charges                                 We charge $0.04 - $83.33 per $1,000 of amount at risk(2) each month.

  Example for a male age 45                                   We would charge $0.19 per $1,000 of amount at risk(2) per month. We
  in the nonsmoker premium class.                             will increase this charge as he ages.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On each monthly              We deduct a maximum of 0.08% each month from amounts allocated to
CHARGE(3)                        calculation day.             the Separate Account.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                                              We currently do not charge for taxes, however, we reserve the right
                                 When we become liable for    to impose a charge should we become liable for taxes in the future.
OTHER TAX CHARGES                taxes.                       Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of subaccount values.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 Interest accrues daily and
                                 is due on each policy
                                 anniversary. If not paid
LOAN INTEREST RATE CHARGED(4)    on that date, we will        The maximum net cost to the policy value is 2% of the loan balance
                                 treat the accrued interest   on an annual basis.
                                 as another loan against
                                 the policy.
------------------------------------------------------------------------------------------------------------------------------------
                           OPTIONAL INSURANCE FEATURES
------------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL TERM RIDER(5)          On each monthly
                                  calculation day.
  Minimum and Maximum                                         $0.04 - $83.33 per $1.000 of term rider death benefit.

  Example for a male age 45 in                                $0.12 per $1,000 of term rider death benefit.
  the nonsmoker premium class.
--------------------------------- --------------------------- ----------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER    On each monthly             $0.03 per $1,000 of total face amount, including any term rider face
                                  calculation day.            amount.
--------------------------------- --------------------------- ----------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER            We do not charge for this   We describe this rider later under "Optional Insurance Benefits."
                                  rider.
--------------------------------- --------------------------- ----------------------------------------------------------------------
NON-TRANSFERABLE GENERAL          We do not charge for this   We describe this rider later under "Optional Insurance Benefits."
ACCOUNT RIDER                     rider.
--------------------------------- --------------------------- ----------------------------------------------------------------------
DISABILITY BENEFIT RIDER(6)       On each monthly
                                  calculation day.
  Minimum and Maximum                                         $0.22 - $0.82 per $100 of annual benefit.

  Example for a male age 45 in                                $0.33 per $100 of annual benefit.
  the nonsmoker premium class.
--------------------------------- --------------------------- ----------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT RIDER(6) On each monthly
                                  calculation day.
  Minimum and Maximum                                         $0.07 - $0.27 per $1,000 of rider insurance amount.

  Example for a male age 45 in                                $0.16 per $1,000 of rider insurance amount.
  the nonsmoker premium class.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CHILD TERM RIDER(7)              On each monthly
                                 calculation day.
  Minimum and Maximum                                         $0.05 - $0.11 per $1,000 of child term rider face amount.

  Example for a male child                                    $0.06 per $1,000 of rider face amount, generally increasing as the
  age 10.                                                     child ages.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
FAMILY TERM RIDER(5)             On each monthly
                                 calculation day.
  Minimum and Maximum                                         $0.08 - $2.67 per $1,000 of rider face amount.

  Example for a female age 45                                 $0.17 per $1,000 of rider face amount, generally increasing as the
  in the nonsmoker premium                                    family member ages.
  class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADDITIONAL PURCHASE OPTION(6)    On each monthly
                                 calculation day.
  Minimum and Maximum                                         $0.05 - $0.18 per unit.(8)

  Example for a male age 35 in                                $0.16 per unit.(8)
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CASH VALUE ACCUMULATION TEST     We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
AMENDMENT                        rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIVING BENEFITS                  We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
AGE 100+ RIDER(1)                On each monthly
                                 calculation day.

Minimum and Maximum                                           $0.00 - $25.00 per $1,000 of amount at risk(2). We will increase this charge as the insured people age.

Example for a female age 45 in                                $0.00 per $1,000 of amount at risk(2). We will increase this charge as
the nonsmoker premium class.                                  the insured people age.
------------------------------------------------------------------------------------------------------------------------------------

(1) These charges will vary according to age, gender, premium class, policy year, net amount at risk and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
(3) We currently offer reduced mortality and expense risk charges beginning in policy year 11 if your policy meets certain criteria. We provide a table of the possible reduced rates in the "Charges and Deductions" section.
(4) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.00% on an annual basis. For more information see "Charges and Deductions" and "Loans."
(5) This charge will vary according to age, gender and risk classification. Charges will generally increase with age.
(6) This charge depends on age, gender and risk classification at the time the rider is issued, but will not increase with age.
(7) This charge will vary according to age and gender. Charges will generally increase with age.
(8) Each unit entitles you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider.

      POLICY OPTION B - PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
COST OF INSURANCE(1)             On each monthly
                                 calculation day.

  Minimum and Maximum Charges                                 We charge $0.04 to $83.33 per $1,000 of amount at risk(2) each month.

  Example for a male age 45 in                                We would charge $0.19 per $1,000 of amount at risk(2) per month. We
  the nonsmoker premium class.                                will increase this charge as he ages.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On each monthly              We deduct a maximum of .08% each month from amounts allocated to the
CHARGE(3)                        calculation day.             Separate Account.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                                              We currently do not charge for taxes, however, we reserve the right
                                 When we become liable for    to impose a charge should we become liable for taxes in the future.
OTHER TAX CHARGES                taxes.                       Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of subaccount values.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 Interest accrues daily and
                                 is due on each policy
                                 anniversary. If not paid
LOAN INTEREST RATE CHARGED(4)    on that date, we will        The maximum net cost to the policy value is 2% of the loan balance
                                 treat the accrued interest   on an annual basis.
                                 as another loan against
                                 the policy.
------------------------------------------------------------------------------------------------------------------------------------
                           OPTIONAL INSURANCE FEATURES
------------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL TERM RIDER(5)         On each Monthly
                                 Calculation Day.

  Minimum and Maximum                                         $0.04 - $83.33 per $1.000 of term rider death benefit.

  Example for a male age 45 in                                $0.12 per $1,000 of term rider death benefit.
  the nonsmoker premium class.
--------------------------------- --------------------------- ----------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER    On each Monthly             $0.03 per $1,000 of total face amount, including any term rider face
                                  Calculation Day.            amount.
--------------------------------- --------------------------- ----------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER            We do not charge for this   We describe this rider later under "Optional Insurance Benefits."
                                  rider.
--------------------------------- --------------------------- ----------------------------------------------------------------------
NON-TRANSFERABLE GENERAL          We do not charge for this   We describe this rider later under "Optional Insurance Benefits."
ACCOUNT RIDER                     rider.
--------------------------------- --------------------------- ----------------------------------------------------------------------
DISABILITY BENEFIT RIDER(6)       On each Monthly
                                  Calculation Day.

  Minimum and Maximum                                         $0.22 - $0.82 per $100 of annual benefit.

  Example for a male age 45 in                                $0.33 per $100 of annual benefit.
  the nonsmoker premium class.
--------------------------------- --------------------------- ----------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT RIDER(6) On each Monthly
                                  Calculation Day.

  Minimum and Maximum                                         $0.07 - $0.27 per $1,000 of rider insurance amount.

  Example for a male age 45 in                                $0.16 per $1,000 of rider insurance amount.
  the nonsmoker premium class.

--------------------------------- --------------------------- ----------------------------------------------------------------------
CHILD TERM RIDER(7)               On each Monthly
                                  Calculation Day.

  Minimum and Maximum                                         $0.05 - $0.11 per $1,000 of child term rider face amount.

  Example for a male child                                    $0.06 per $1,000 of rider face amount, generally increasing as the
  age 10.                                                     child ages.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
FAMILY TERM RIDER(5)              On each Monthly
                                  Calculation Day.

  Minimum and Maximum                                         $0.08 - $2.67 per $1,000 of rider face amount.

  Example for a female age 45                                 $0.17 per $1,000 of rider face amount, generally increasing as the
  in the nonsmoker premium                                    family member ages.
  class.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADDITIONAL PURCHASE OPTION(6)     On each Monthly
                                  Calculation Day.

  Minimum and Maximum                                         $0.05 - $0.18 per unit.8

  Example for a male age 35 in                                $0.16 per unit.8
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CASH VALUE ACCUMULATION TEST     We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
AMENDMENT                        rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIVING BENEFITS                  We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
AGE100+ RIDER(1)                 On each monthly
                                 calculation day.
Minimum and Maximum                                           $0.00 - $25.00 per $1,000 of amount at risk(2). We will charge as the insured people  age.

Example for a female age 45 in                                $0.00 per $1,000 of amount at risk2. We will increase this charge as
the nonsmoker premium class.                                  the insured people age.
------------------------------------------------------------------------------------------------------------------------------------

(1) These charges will vary according to age, gender, premium class, policy year, net amount at risk and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
(3) We currently offer reduced mortality and expense risk charges beginning in policy year 11 if your policy meets certain criteria. We provide a table of the possible reduced rates in the "Charges and Deductions" section.
(4) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.00% on an annual basis. For more information see "Charges and Deductions" and "Loans."
(5) This charge will vary according to age, gender and risk classification. Charges will generally increase with age.
(6) This charge depends on age, gender and risk classification at the time the rider is issued, but will not increase with age.
(7) This charge will vary according to age and gender. Charges will generally increase with age.
(8) Each unit entitles you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider.

      POLICY OPTION C - PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
COST OF INSURANCE(1)             On each monthly
                                 calculation day.
  Minimum and Maximum Charges                                 We charge $0.04 to $83.33 per $1,000 of amount at risk(2) each month.

  Example for a male age 45 in                                We would charge $0.19 per $1,000 of amount at risk(2) per month. We
  the nonsmoker premium class.                                will increase this charge as he ages.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On each monthly              We deduct a maximum of 0.08% each month from amounts allocated to
CHARGE2                          calculation day.             the Separate Account.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                                              We currently do not charge for taxes, however, we reserve the right to impose a charge should we become liable for taxes in the future.
OTHER TAX CHARGES                When we become liable for    Possible taxes would include state or federal income taxes on
                                 taxes.                       investment gains of the Separate Account and would be included in our calculation of subaccount values.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 Interest accrues daily and
                                 is due on each policy
                                 anniversary. If not paid
LOAN INTEREST RATE CHARGED(4)    on that date, we will        The maximum net cost to the policy value is 2% of the loan balance
                                 treat the accrued interest   on an annual basis.
                                 as another loan against
                                 the policy.
------------------------------------------------------------------------------------------------------------------------------------
                           OPTIONAL INSURANCE FEATURES
------------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL TERM RIDER(5)         On each Monthly
                                 Calculation Day.
  Minimum and Maximum                                         $0.04 - $83.33 per $1.000 of term rider death benefit.

  Example for a male age 45 in                                $0.12 per $1,000 of term rider death benefit.
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER   On each Monthly              $0.03 per $1,000 of total face amount, including any term rider face
                                 Calculation Day.             amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER           We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
NON-TRANSFERABLE GENERAL         We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
ACCOUNT RIDER(6)                 rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DISABILITY BENEFIT RIDER(6)      On each Monthly
                                 Calculation Day.
  Minimum and Maximum                                         $0.22 - $0.82 per $100 of annual benefit.

  Example for a male age 45 in                                $0.33 per $100 of annual benefit.
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT         On each Monthly
RIDER(6)                         Calculation Day.

  Minimum and Maximum                                         $0.07 - $0.27 per $1,000 of rider insurance amount.

  Example for a male age 45 in                                $0.16 per $1,000 of rider insurance amount.
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CHILD TERM RIDER(7)              On each Monthly
                                 Calculation Day.

  Minimum and Maximum                                         $0.05 - $0.11 per $1,000 of child term rider face amount.

  Example for a male child                                    $0.06 per $1,000 of rider face amount, generally increasing as the
  age 10.                                                     child ages.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
FAMILY TERM RIDER(5)             On each Monthly
                                 Calculation Day.

  Minimum and Maximum                                         $0.08 - $2.67 per $1,000 of rider face amount.

  Example for a female age 45                                 $0.17 per $1,000 of rider face amount, generally increasing as the
  in the nonsmoker premium                                    family member ages.
  class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADDITIONAL PURCHASE OPTION(6)    On each Monthly
                                 Calculation Day.

  Minimum and Maximum                                         $0.05 - $0.18 per unit.(8)

  Example for a male age 35 in                                $0.16 per unit.(8)
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CASH VALUE ACCUMULATION TEST     We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
AMENDMENT                        rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIVING BENEFITS                  We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
AGE 100+ RIDER(1)                On each monthly
                                 calculation day.

Minimum and Maximum                                           $0.00 - $25.00 per $1,000 of amount at risk(2). We will increase this charge as the insured people age.

Example for a female age 45 in                                $0.00 per $1,000 of amount at risk(2). We will increase this charge as
the nonsmoker premium class.                                  the insured people age.
------------------------------------------------------------------------------------------------------------------------------------

(1) These charges will vary according to age, gender, premium class, policy year, net amount at risk and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
(3) We currently offer reduced mortality and expense risk charges beginning in policy year 11 if your policy meets certain criteria. We provide a table of the possible reduced rates in the "Charges and Deductions" section.
(4) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.00% on an annual basis. For more information see "Charges and Deductions" and "Loans."
(5) This charge will vary according to age, gender and risk classifications. Charges will generally increase with age.
(6) This charge depends on age, gender and risk classification at the time the rider is issued, but will not increase with age.
(7) This charge will vary according to age and gender. Charges will generally increase with age.
(8) Each unit entitles you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                   MINIMUM AND MAXIMUM FUND OPERATING EXPENSES

                                                                              Minimum                            Maximum


Total Annual Fund Operating Expenses (1)                                       0.29%              -               2.68%
(expenses that are deducted from a fund's assets,
including management fees, distribution and/or
12b-1 fees, and other expenses)

(1) The total and net fund operating expenses for each available investment portfolio are given in the following tables.


ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/04)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Investment         Rule
                  Series                      Management Fee    12b-1 Fees   Other Operating Expenses   Total Annual Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                    0.75%             N/A                  0.30%                    1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth                                0.75%             N/A                  0.47%(3)                 1.22%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth                    0.85%             N/A                  0.89%(1)                 1.74%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index         0.45%             N/A                  0.27%(2)                 0.72%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities      0.75%             N/A                  0.29%                    1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                   0.66%             N/A                  0.21%                    0.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income                0.70%             N/A                  0.28%(3)                 0.98%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth                 0.90%             N/A                  0.67%(4)                 1.57%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation             0.58%             N/A                  0.20%                    0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity                     0.70%             N/A                  0.28%(3)                 0.98%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                      0.40%             N/A                  0.24%                    0.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income         0.50%             N/A                  0.23%                    0.73%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond      0.50%(5)          N/A                  0.58%(2)                 1.08%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                    0.70%             N/A                  0.75%(1)                 1.45%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value             0.90%             N/A                  1.78%(1)                 2.68%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select        0.90%             N/A                  0.40%(1)                 1.30%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                           0.35%             N/A                  0.56%(3)                 0.91%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)              0.35%             N/A                  0.74%(3)                 1.09%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value           1.05%             N/A                  0.29%(3)                 1.34%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value         1.05%             N/A                  0.38%(3)                 1.43%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                     0.80%             N/A                  0.38%(4)                 1.18%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                    0.75%             N/A                  0.33%                    1.08%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily waived the management fee for the period through May 31, 2004, giving an annual management fee of less than 0.50% of the series' average net assets for 2004. Without the waiver, the annual management fee rate is 0.50%. The chart below, showing net annual fund expenses, assumes the 0.50% rate for this series.
(6) The chart below shows net annual fund expenses after voluntary reimbursements by the advisor.

                                                     Net Annual Fund                                                 Net Annual Fund
                                                     ---------------                                                 ---------------
               Series                 Reimbursements     Expenses                 Series               Reimbursements    Expenses
               ------                 --------------     --------                 ------               --------------    --------
Phoenix-AIM Growth                        (0.22%)          1.00%    Phoenix-Kayne Small-Cap Quality Value  (1.63%)         1.05%
Phoenix-Alger Small-Cap Growth            (0.74%)          1.00%    Phoenix-Lazard International Equity
Phoenix-Alliance/Bernstein Enhanced                                  Select                                (0.25%)         1.05%
 Index                                    (0.07%)          0.65%    Phoenix-Northern Dow 30                (0.31%)         0.60%
Phoenix-Engemann Growth and Income        (0.03%)          0.95%    Phoenix-Northern Nasdaq-100 Index(R)   (0.49%)         0.60%
Phoenix-Engemann Small-Cap Growth         (0.32%)          1.25%    Phoenix-Sanford Bernstein Mid-Cap
Phoenix-Engemann Value Equity             (0.03%)          0.95%     Value                                 (0.04%)         1.30%
Phoenix-Goodwin Multi-Sector Short                                  Phoenix-Sanford Bernstein
 Term Bond                                (0.38%)          0.70%     Small-Cap Value                       (0.13%)         1.30%
Phoenix-Kayne Rising Dividends            (0.60%)          0.85%    Phoenix-Seneca Mid-Cap Growth          (0.03%)         1.15%

     (NOTE: Each or all of the voluntary expense reimbursements noted in the chart above may be changed or eliminated at anytime without notice.)




----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Net Annual
                                                               Rule                                               Fund Expenses
                                                 Investment  12b-1 or    Other                     Contractual        After
                                                 Management   Service  Operating   Total Annual   Reimbursements  Reimbursements
                     Series                         Fee        Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 0.61%       N/A       0.30%         0.91%         (0.00%)           0.91%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                  0.73%       N/A       0.31%         1.04%         (0.00%)           1.04%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       0.61%       N/A       0.30%         0.91%         (0.00%)           0.91%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          0.85%       N/A       0.12%         0.97%         (0.00%)           0.97%
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Net Annual
                                                               Rule                                               Fund Expenses
                                                 Investment  12b-1 or    Other                     Contractual        After
                                                 Management   Service  Operating   Total Annual   Reimbursements  Reimbursements
                     Series                         Fee        Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   0.60%       0.25%(1)  0.13%         0.98%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary       0.60%       0.25%(1)  0.14%         0.99%           ---             ---(11)
Shares
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                        0.57%       0.10%     0.11%(2)      0.78%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                 0.58%       0.10%     0.14%(2)      0.82%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                               0.58%       0.10%     0.10%(2)      0.78%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      0.60%       0.25%(4)  0.15%         1.00%         (0.00%)           1.00%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  0.68%       0.25%     0.19%         1.12%         (0.05%)(5)        1.07%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                   0.79%(3)    0.25%(4)  0.07%         1.11%         (0.00%)           1.11%
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio              0.75%       0.25%     0.37%         1.37%         (0.12%)(6)        1.25%
----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                           0.50%       N/A       0.48%         0.98%         (0.08%)(7)        0.90%
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                        0.50%       N/A       0.39%         0.89%         (0.00%)           0.89%
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                            0.75%       N/A       0.42%         1.17%         (0.00%)           1.17%
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                     0.90%       N/A       0.73%         1.63%         (0.00%)           1.63%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                     0.75%       N/A       0.71%         1.46%         (0.00%)           1.46%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund          0.90%       N/A       0.73%         1.63%         (0.00%)           1.63%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund              0.45%       N/A       0.37%         0.82%         (0.17%)(8)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                  0.20%       N/A       0.09%         0.29%         (0.00%)           0.29%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                               0.80%       N/A       0.49%         1.29%(9)        ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                        1.00%       N/A       0.43%         1.43%         (0.01%)(10)       1.42%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     1.17%       N/A       0.19%         1.36%         (0.16%)(10)       1.20%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                      0.95%       N/A       0.15%         1.10%         (0.10%)(10)       1.00%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                      0.92%       N/A       0.08%         1.00%         (0.01%)(10)       0.99%
----------------------------------------------------------------------------------------------------------------------------------

(1) The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at anytime.
(3) The fund administration fee is paid indirectly through the management fee.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton Money Market Fund (the Sweep Fund). This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees is 0.63% for the Templeton Foreign Securities Fund.
(6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.
(7) For the year ending December 31, 2004, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.
(8) The advisor has contractually agreed, for the one-year period beginning May 1, 2005, to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets.
(9) The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the operating expense limitation of 1.15%.
(10)Management fees have been restated to reflect contractual changes to the management fee for the fund as of February 10, 2005. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004.
(11)The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                      Reimbursements  Net Annual Fund                                Reimbursements  Net Annual Fund
                                      --------------  ---------------                                --------------  ---------------
               Series                   & Waivers         Expenses                 Series               & Waivers       Expenses
               ------                   ---------         --------                 ------               ---------       --------
Federated Fund for U.S. Government                                  VIP Growth Opportunities
 Securities II                           (0.26%)           0.72%     Portfolio                            (0.02%)         0.80%
Federated High Income Bond Fund II -                                VIP Growth Portfolio                  (0.03%)         0.75%
 Primary Shares                          (0.25%)           0.74%    Technology Portfolio                  (0.14%)         1.15%
VIP Contrafund(R) Portfolio              (0.02%)           0.76%

  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at anytime without notice.)


PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------

PHL Variable Insurance Company is a Connecticut stock life insurance company incorporated July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut. Throughout this prospectus we will refer to PHL Variable Insurance Company as "PHL Variable" and in the first person (i.e. as "we", "us", "our", "Company").



PHLVIC VARIABLE UNIVERSAL LIFE
ACCOUNT (THE "SEPARATE ACCOUNT")

--------------------------------------------------------------------------------

PHL Variable Insurance Company established the Separate Account as a separate account under Connecticut insurance law on September 10, 1998. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Separate Account or of PHL Variable.

All income, gains or losses, whether or not realized, of the Separate Account are credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of PHL Variable. The assets of the Separate Account may not be charged with liabilities arising out of any other business we conduct. PHL Variable is responsible for all obligations under the policies.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment type is given in Appendix A.

PHL Variable does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE
A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business. However, transaction processing may be postponed for the following reasons:

1. the NYSE is closed or may have closed early;
2. the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time). The NYSE is scheduled to be closed on the following days:

---------------------------------------------------------
 New Year's Day                   Independence Day
---------------------------------------------------------
 Martin Luther King, Jr. Day       Labor Day
---------------------------------------------------------

 Presidents Day                   Thanksgiving Day

---------------------------------------------------------
 Good Friday                      Christmas Day
---------------------------------------------------------
 Memorial Day
---------------------------------------------------------

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.


VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts; however, we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

 1) the election of the fund's Trustees;

 2) the ratification of the independent accountants for the fund;

 3) approval or amendment of investment advisory agreements;

 4) a change in fundamental policies or restrictions of the series; and

 5) any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting us at the address and telephone number given on page one.


THE GUARANTEED INTEREST ACCOUNTS
--------------------------------------------------------------------------------

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account or Long-term Guaranteed Interest Accounts. Amounts you allocate to the Guaranteed Interest Accounts are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.

The Long-term Guaranteed Interest Account has more restrictive transfer options out of the general account than the Guaranteed Interest Account so that longer term investments can be made.

We reserve the right to limit total deposits to the Guaranteed Interest Accounts to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Accounts at any time. In general, you may make only one transfer per year from the Guaranteed Interest Accounts. Transfers from the Guaranteed Interest Accounts may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. Securities and Exchange Commission ("SEC") has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

The features specific to each type of Guaranteed Interest Account are detailed below.

GUARANTEED INTEREST ACCOUNT
We reserve the right to limit transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the nonloaned portion of the Guaranteed Interest Account as of the date of the transfer. You may transfer the total policy value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year:     25% of the total value
[diamond] Second Year:    33% of remaining value
[diamond] Third Year:     50% of remaining value
[diamond] Fourth Year:    100% of remaining value

LONG-TERM GUARANTEED INTEREST ACCOUNT
This investment option is only available to policies issued on or after September 27, 2004. The amount that can be transferred out is limited to the greatest of (a) $1,000, (b) 10% of the policy value in the Long-term Guaranteed Interest Account as of the date of the transfer, or (c) the amount of policy value transferred out of the Long-term Guaranteed Interest Account in the prior policy year.

Transfers from the Long-term Guaranteed Interest Account are not permitted under the Systematic Transfer Programs.

We reserve the right to limit transfers and cumulative premium payments to $1,000,000 over a 12-month period.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

ISSUE EXPENSE CHARGE
There is an issue expense charge of $1.50 per $1,000 of base face amount with a $600 maximum. One twelfth of the charge is deducted on each monthly calculation day, for the first policy year.

PREMIUM EXPENSE CHARGE
We deduct a charge of 6% from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling the policy (e.g., commissions, advertising and printing).

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from the subaccounts, the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

COST OF INSURANCE
We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

MORTALITY AND EXPENSE RISK CHARGE
We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

If the expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.


During the first ten policy years, your policy will pay a mortality and expense risk charge equal to .075% of the average daily balance in the subaccounts for the month on each monthly calculation day.

 -----------------------------------------------------------
                          POLICY OPTIONS A, B & C
                         POLICY YEARS 1 THROUGH 10
                  MONTHLY MORTALITY & EXPENSE RISK CHARGES
                       DEDUCTED FROM THE SUBACCOUNTS
 ------------- ---------------------------------------------
  All policy
    values                       .075%
 -----------------------------------------------------------

We offer reduced mortality and expense risk charges to policies that meet certain criteria beginning in policy year 11. These rates are not guaranteed. Beginning in policy year 11, Policy Options B & C will pay a mortality and expense risk charge that depends on how your non-loaned policy value compares to your policy's face amount. Non-loaned policy values above certain amounts (thresholds) qualify you for more favorable (lower) charges. Thresholds for lower charges beginning in policy year 11 depend on the policy option you choose as outlined in the following charts.

 ----------------------------------------------------------
                                 POLICY OPTION A
                            POLICY YEARS 11 THROUGH 20
                         MONTHLY MORTALITY & EXPENSE RISK
                      CHARGES DEDUCTED FROM THE SUBACCOUNTS
 -------------------- -------------------------------------
  All policy values
    for policies                    .0208333%
 issued on or after
    March 7, 2005
 ----------------------------------------------------------

 ----------------------------------------------------------
                     POLICY YEAR 11 AND THEREAFTER MONTHLY
                       MORTALITY & EXPENSE RISK CHARGES(2)
                         DEDUCTED FROM THE SUBACCOUNTS
 ------------------- ----------------- ---------- ---------
   NONLOANED POLICY       POLICY
     VALUE AS A          OPTION A
    PERCENTAGE OF    (for policies
  TOTAL POLICY FACE  issued prior to     POLICY    POLICY
       AMOUNT(1)      March 7, 2005)     OPTION B  OPTION C
 ------------------- ----------------- ---------- ---------
  less than 40%            .075%         .075%      .075%
 ------------------- ----------------- ---------- ---------
 greater than or
 equal to 40%, but
 less than 60%             .050%         .055%      .060%
 ------------------- ----------------- ---------- ---------
  60% or more              .025%         .050%      .055%
 ----------------------------------------------------------
 (1) Total policy face amount is the sum of the base policy face amount plus the face amount of any Individual Term rider you elect.
 (2) These rates are current and are not guaranteed.

We offer reduced mortality and expense risk charges to policies with Policy Option A beginning in policy year 21. This rate is not guaranteed.

-----------------------------------------------------------
                                  POLICY OPTION A
                          POLICY YEARS 21 AND THEREAFTER
                        MONTHLY MORTALITY & EXPENSE RISK
                            CHARGES DEDUCTED FROM THE
                                   SUBACCOUNTS
---------------------- ------------------------------------
  All policy values
 for policies issued
     on or after                   .0125%
    March 7, 2005
-----------------------------------------------------------


COST OF OPTIONAL INSURANCE FEATURES (RIDERS). Some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.

The Phoenix Edge(R)--VUL policy has four riders available at no additional charge:

[diamond] LifePlan Options Rider.

[diamond] Non-Transferable General Account Rider.

[diamond] Cash Value Accumulation Test Amendment must be elected irrevocably at issue, and is automatically attached to policies that have the Guaranteed Death Benefit Rider.

[diamond] Living Benefits Rider. We can make an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) should the person insured becomes terminally ill, subject to certain conditions. The policy's face amount following the accelerated payment must be at least $10,000.

We charge for providing benefits under the following riders:

[diamond] Individual Term Rider charges vary based on age, gender, risk classification and rider face amount. Charges will increase as the insured person ages.

[diamond] Guaranteed Death Benefit Rider charge is $0.03 per $1,000 of total face amount. Total face amount is the base policy face amount plus the face amount of any Individual Term Rider.

[diamond] Accidental Death Benefit Rider charges vary based on the insured person's age and risk classification as well as the specified benefit.

[diamond] Child Term Rider charges vary based on the age and gender of the child and the specified face amount.

[diamond] Family Term Rider charges vary based on the age(s), and risk classification(s) of the covered family members and the specified face amount of the rider.

[diamond] Additional Purchase Option Rider charges vary based on age and risk classification of the person insured and on the number of units of coverage purchased.

[diamond] Disability Benefit Rider charges vary based upon the insured person's age, gender and risk classification as well as the specified benefit.

[diamond] Age 100+ Rider charges vary based on age, gender, risk classification and rider face amount. Charges will increase as the insured people age.

LOAN INTEREST CHARGED
We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

-----------------------------------------------------------
                                       RATE WE CREDIT THE
                                       LOANED PORTION OF
               LOAN INTEREST RATE        THE GUARANTEED
                     CHARGED            INTEREST ACCOUNT
------------ ----------- ----------- ---------- -----------
POLICY          MOST         NJ        MOST         NJ
YEARS:         STATES      AND TX     STATES      AND TX
------------ ----------- ----------- ---------- -----------
1-10             4%          5%         2%          3%
------------ ----------- ----------- ---------- -----------
11-16            3%          4%         2%          3%
------------ ----------- ----------- ---------- -----------
16+              2%          3%         2%          3%
-----------------------------------------------------------

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

[diamond] SURRENDER CHARGE. The surrender charge applies if you surrender the policy for its cash surrender value or allow the policy to lapse. This charge is intended to recoup the costs incurred in issuing the policy. Your choice of Policy Option determines your surrender charge schedule. The maximum surrender charges that your policy might pay in a given policy year are illustrated in the following Surrender Charge Table. The amount you would actually pay depends on the policy month and may be less than shown. The actual surrender charge will never exceed policy value, therefore, we will never require you to submit an additional payment in order to surrender your policy. We will provide a complete month-by-month surrender charge table in your policy's schedule pages.

    -------------------------------------------------------------
                       SURRENDER CHARGE TABLE
    -------------------------------------------------------------
        POLICY        SURRENDER CHARGE AS A PERCENTAGE OF TAP*
        YEARS

                      Policy       Policy         Policy
                     Option A     Option B       Option C
          1            200%         150%           75%
          2            200%         150%           75%
          3            200%         150%           75%
          4            200%         150%           72%
          5            200%         150%           34%
          6            200%         147%           0%
          7            200%         111%           0%
          8            196%         75%            0%
          9            166%         39%            0%
          10           142%         16%            0%
          11           118%         0%             0%
          12           94%          0%             0%
          13           70%          0%             0%
          14           46%          0%             0%
          15           22%          0%             0%
        16 on          0%           0%             0%

    * TAP (Target Annual Premium) is established at the time of policy issue and is the greater of (a) the level premium required to mature the policy computed at an interest rate of 6.5% assuming current mortality and expense risk charges and (b) $1,200. We will provide you with a table of surrender charges before we issue your policy.

[diamond] PARTIAL SURRENDER CHARGE (FACE AMOUNT DECREASE). A pro rata portion of the surrender charge will be deducted from your policy value in direct proportion to any decrease in face amount. Face amount reductions may result if you request a decrease in face amount, request a death benefit option change or make a partial withdrawal. This charge is intended to recoup the costs of issuing the policy.

[diamond] PARTIAL SURRENDER FEE. Should you withdraw a portion of your policy value, we may deduct a $25 fee from your policy value. A portion of the surrender charge may also apply. This charge is intended to recoup for the cost of administering the partial withdrawal.

[diamond] SAMPLE SURRENDER CHARGES FOR POLICY OPTION A. We provide the first year surrender charge calculations in order to illustrate how the Target Annual Premium (TAP) and the surrender charge can vary in relation to the insured persons' ages and gender. The examples given are for a non-smokers.

    The sample policy's initial face amount is $1 million.

------------------------------------------------------------
    PERSON INSURED        TARGET ANNUAL       FIRST YEAR
------------------------     PREMIUM          SURRENDER
   AGE        GENDER          (TAP)            CHARGE*
---------- ------------- ----------------- -----------------
   45        Male             $8,705           $17,409
---------- ------------- ----------------- -----------------
   45        Female           $7,137           $14,314
---------- ------------- ----------------- -----------------
   55        Male            $14,330           $28,659
---------- ------------- ----------------- -----------------
   55        Female          $12,116           $24,232
---------- ------------- ----------------- -----------------
   65        Male            $23,951           $47,901
---------- ------------- ----------------- -----------------
   65        Female          $19,407           $38,954
------------------------------------------------------------
* The first year surrender charge is equal to two times TAP, subject to maximums permitted under state insurance law.

  The actual surrender charge you will pay can never be more than your policy value. We will never require you to make an additional payment in order to surrender your policy.

[diamond] TRANSFER CHARGE. Currently, we do not charge for transfers between subaccounts, however, we reserve the right to charge up to $20 for each transfer in excess of twelve each calendar year. This charge, if we were to have a transfer charge would be intended to recoup for the cost of administering the transfer.

OTHER TAX CHARGES
Currently, no charge is made against the Separate Account for federal income taxes that may be attributable to the Separate Account. The Separate Account may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account, should the Separate Account become liable for such taxes.

FUND CHARGES
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges on page 13.

These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

CHARGE REDUCTIONS
We may reduce or eliminate charges we normally assess if we expect that the size or nature of a policy will lower our costs associated with the policy.


THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person named in the application for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your" in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. We will not issue a policy if the person to be insured is 86 or older. We will require that you provide evidence that the person to be insured is, in fact, insurable. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and contingent. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VULA. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies, we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment at VULA, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES

We base our rates on the insured person's gender, attained age and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.


We will accept payment with your application and allocate the premium as described below. We retain the right to refuse to process your application within seven days after we receive it. Should we decline to process your application, we will return the premium you paid. We retain the right to decline to issue your policy even if we have approved your application for processing. Should we decline to issue your policy, we will refund to you the same amount we would refund had the policy been issued and returned during your "right to cancel" period.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person as long as you are at least 18 years old, and have an insurable interest in the life to be insured. You must also have the consent of the person to be insured.

PREMIUM PAYMENTS
The Phoenix Edge(R)-VUL is a flexible premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Separate Account or the Guaranteed Interest Accounts. Each subaccount of the Separate Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.

A number of factors concerning the person insured and the policy features you desire will affect our required issue premium. The age, gender, and risk class can affect the issue premium, as can policy features such as the face amount and added benefits.

The issue premium is due on the policy date. The insured person must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires, we allocate the policy value among the subaccounts and/or the Guaranteed Interest Accounts according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Accounts will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS
You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM
We will generally allocate the issue premium less applicable charges to the Separate Account or to the Guaranteed Interest Accounts upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Separate Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Separate Account or to the Guaranteed Interest Accounts in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received by us will be reduced by the premium expense change. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to PHL Variable upon policy lapse or termination.

Premium payments received during a grace period, after deduction of the premium expense charge and the issue expense charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Separate Account or to the Guaranteed Interest Accounts, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

POLICY REFUND
Should you elect to return your policy under your right to cancel, we will treat your policy as if we had never issued it.

For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.


GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits under certain circumstances. We may also postpone subaccount transfers under any of the following circumstances:

[diamond] We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Accounts.

[diamond] We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

[diamond] When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS

You may elect additional benefits by selecting available riders under a policy. These riders must be chosen prior to the policy being issued. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.


[diamond] INDIVIDUAL TERM. This rider provides additional term insurance coverage until the insured person reaches age 100. The face amount of the term insurance may be level or increasing. The initial rider death benefit is limited to four times the policy's initial face amount. We assess a monthly charge for this rider. This rider is elected at issue.

[diamond] GUARANTEED DEATH BENEFIT. While it is in effect and Death Benefit
          Option 1 is in effect, this rider guarantees the face amount of coverage even if you have insufficient policy value to cover the monthly deduction.

          We will set a monthly guarantee premium based on the insured person's age, gender and risk class, the policy's face amount and the rider's coverage period. In general, the total premiums you have paid, reduced by any partial withdrawals and outstanding debt, must be greater than or equal to the sum total of all monthly guarantee premiums since issue. Please refer to the rider contract form for details.

          We assess a monthly charge while the rider remains in effect. This rider is elected at issue and is available only with Death Benefit Option 1.

[diamond] LIFEPLAN OPTIONS. At specified 5th, 10th and 15th year policy anniversaries, subject to various limitations as set forth in the rider, the following favorable policy options may be exercised or elected:

          1) An option to increase the total face amount of the policy by up to $1,000,000 without a medical exam requirement, while other traditional underwriting rules will still apply.

          2) An option to reduce the base policy face amount up to 50% without incurring a partial surrender charge.

          3) An option to exchange the policy for an annuity without incurring a surrender charge. This option is not available until 90 days prior to the 10th policy anniversary.

             We do not charge for this rider. This rider is only available for policies of $1 million face amount or more. For policies issued on or after September 3, 2002, this Rider is not available with any policy issued as part of a qualified plan. This rider will automatically be attached to the policy at issue.

[diamond] ACCIDENTAL DEATH BENEFIT. This rider will provide an additional death benefit if the insured person dies as the result of accidental injuries. This rider expires on the policy anniversary nearest the insured person's 75th birthday. The rider contract form contains terms and conditions.

          We assess a monthly charge for this rider. This policy is elected at issue.

[diamond] DISABILITY BENEFIT. This rider will provide a specified monthly credit to your policy if the insured person becomes totally disabled.

          We will credit your policy each month while the disability persists until the policy anniversary nearest the insured's 65th birthday, or for one year if the disability commenced less than one year before the aforementioned policy anniversary.

          In addition, should the insured person become and remain totally disabled during the five years leading up to the normal termination date of the rider, we will continue to credit the policy beyond age 65.

          We assess a monthly charge for this rider. This rider is elected at issue.

[diamond] NON-TRANSFERABLE GENERAL ACCOUNT. This rider permits you to permanently transfer your policy value to the Non-transferable General Account in order to get guaranteed principal and credited interest payments. It is available beginning in the 16th policy year. We do not charge for this rider. This rider will automatically be attached to the policy at issue.

[diamond] CHILD TERM. This rider provides annually renewable term coverage on the insured person's children who are between 14 days old and age 18. The term insurance is renewable to age 25. Each child will be insured under a separate rider and the amount of insurance must be the same. You may convert coverage to a new variable or universal life insurance policy that we have available prior to your policy anniversary nearest the insured child's 25th birthday. The new policy will be subject to our minimum issue requirements.

          We assess a monthly charge for this rider. This rider is elected at issue, within 14 days of birth or at adoption.

[diamond] FAMILY TERM. This rider provides annually renewable term insurance coverage to age 70 on the insured person or members of the insured person's immediate family who are at least 18 years of age. The rider is fully convertible through age 65 for each covered person to a new variable or universal life insurance policy that we have available. The new policy will be subject to our minimum issue requirements.

          We assess a monthly charge for this rider. This rider is elected at issue.

[diamond] CASH VALUE ACCUMULATION TEST AMENDMENT. This rider generally permits you to pay more in premium than otherwise would be permitted. This rider must be elected before the policy is issued and will continue in effect for the life of the policy. We do not charge for this rider.

[diamond] ADDITIONAL PURCHASE OPTION. Under this rider you may, at predetermined future dates, purchase additional insurance protection without evidence of insurability.

          We assess a monthly charge for this rider. This rider is elected at issue.

[diamond] LIVING BENEFITS. Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. We do not charge for this rider. This rider is automatically attached to the policy at issue. However, the rider is not available with qualified plans.

[diamond] AGE 100+ RIDER. This rider allows the base policy coverage and any coverage previously provided by the Estate Term Rider to extend beyond the younger insured's age of 100 as long as the policy value is greater than zero.

          On and after the policy date nearest the younger insured's age of 100:

          o  the death benefit will be equal to the greater of:


             i. the policy's total face amount (including any Individual Term Rider coverage); and


             ii. the policy value.

          o no further cost of insurance or monthly administrative charges will be assessed against the policy; and

          o  no further premium payments will be accepted.

          This rider does not extend the Guaranteed Death Benefit coverage beyond the insured's age 100. We assess Cost of Insurance charges for this rider


          Under federal tax law, this policy may not qualify as life insurance after the Insured's Attained Age 100. It may be subject to adverse tax consequences and a tax advisor should be consulted before the policyholder chooses to continue the policy after the Insured's Attained Age 100.


DEATH BENEFIT
You choose your Death Benefit Option when you apply for your policy, and are permitted to change it. If you fail to choose, we will use Death Benefit Option 1.

Death Benefit Option 1 will pay the policy's face amount on the date of the insured person's death but not less than the minimum death benefit.

Death Benefit Option 2 will pay the policy's face amount plus the policy value on the date of the insured person's death but not less than the minimum death benefit.

We will determine the minimum death benefit by increasing the policy value on the date of death using the applicable percentage as shown by a table in your policy. The applicable percentage will be based on the insured person's attained age at the beginning of the policy year in which death occurs.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy at any time the policy is in force. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary. We will not permit a face amount increase after the insured person reaches age 86. We charge $1.50 per $1,000 of added face amount up to a maximum of $600. We will deduct 1/12th of this charge each month for the year following a face amount increase.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

A new surrender charge schedule will apply to any increase in face amount.

For a discussion of possible implications of a material change in the policy resulting from the increase, see "Modified Endowment Contracts--Material Change Rules."

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $25,000 and the face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction. The fraction is equal to the decrease in face amount divided by the face amount of the policy before the decrease. Generally, there will be a pro rata reduction of charges, TAP would reduce pro rata.


PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated; e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. Under this policy, the death proceeds will be paid when the insured person dies.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT AMOUNT
We will make the death benefit payment based on the death benefit option in effect at the time.

--------------------------------------------------------------
                           Value we apply to payment option
-------------------------- -----------------------------------
Death Benefit Option 1     Policy face amount
-------------------------- -----------------------------------
Death Benefit Option 2     Policy face amount plus policy
                           value
--------------------------------------------------------------

We will pay the minimum death benefit if it is greater under your chosen option. We will reduce the amount of death benefit payment by the amount of any outstanding loans and loan interest.

The cash surrender value is the policy value reduced by outstanding loans and loan interest and any applicable surrender charge.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options. We may offer other payment options or alternative versions of these options in the future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:

[diamond] ten years; or
[diamond] 20 years; or

[diamond] until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We will use an annual interest rate of at least 3% to compute payments for any life annuity with period certain.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3% to compute payments under this option.

SURRENDERS
You may take a full or partial surrender of your policy at any time as long as insured person is living and the policy is in force. The amount available for surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request.

We generally pay a surrendered amount within seven days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

FULL SURRENDERS
You may fully surrender your policy by sending the policy to us along with the written release and surrender of all claims in a form satisfactory to us at VPMO.

PARTIAL SURRENDERS
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. You must submit a written request to VPMO. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required.

We do not normally permit partial surrenders of less than $500 or if the resulting death benefit would be less than $25,000. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the following amounts from among your investment options. If you do not choose, we will make the deductions in the same manner as for monthly deductions. A partial surrender will reduce your policy value by the sum of the:

o Partial Surrender Amount - the portion of the cash surrender value you choose, but not less than $500; plus

o Partial Surrender Fee of $25; plus

o Pro rated Surrender Charge. We deduct a pro rata portion of the surrender charge that would apply to a full surrender.

We will reduce your policy's cash value by the partial surrender amount paid plus the partial surrender fee. If your policy has Death Benefit Option 1, we will reduce your policy's face amount by the same amounts as described above for the reduction of policy value.

TRANSFER OF POLICY VALUE

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or Telephone. You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute telephone transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first twelve transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the 12-transfer limit. For more information, see "Disruptive Trading and Market Timing."

You may permit your registered representative to submit transfer requests on your behalf.

PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

TRANSFER RESTRICTIONS

We do not permit transfers of less than $500 unless either:


[diamond] the entire balance in the subaccount or the Guaranteed Interest
          Accounts is being transferred; or

[diamond] the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Accounts be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greater of $1,000 or 25% of the value of the nonloaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Accounts at anytime.

For more information on the Guaranteed Interest Accounts, please see, "The Guaranteed Interest Accounts."

DISRUPTIVE TRADING AND MARKET TIMING
Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other policy owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the policy, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.


Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in market timing while others will bear the effects of their market timing.


Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. If a policy owner's transfer request exceeds the transfer parameters, we may send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the policy owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while also abiding by any rights that policy owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.


We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in market timing while others will bear the effects of their market timing.


We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

We do not charge for these programs.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts") and the Long-term Guaranteed Interest Account. You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond] $25 monthly                    [diamond] $150 semiannually

[diamond] $75 quarterly                  [diamond] $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of six months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO, or calling VULA (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect.


We may at different times offer an Enhanced Dollar Cost Averaging Program. This Enhanced DCA Program can offer a higher interest rate during selected periods.


ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. We reserve the right to not permit transfers to or from the Guaranteed Interest Accounts.

You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.

POLICY LOANS
You may generally borrow up to 90% of your cash surrender value during the first ten policy years. Beginning in policy year

11, you may be able to borrow more than 90% of your cash surrender value depending on your policy value and the applicable surrender charge. We will count any outstanding loans and loan interest toward the applicable limit. We generally do not allow loans under $500.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from the subaccounts and the Guaranteed Interest Accounts for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as monthly deductions.

We charge interest on the loan at annual rates given below, compounded daily and payable in arrears:

-----------------------------------------------------------
                                            NEW JERSEY
POLICY YEARS          MOST STATES             & TEXAS
--------------------- ------------------ ------------------
1-10:                      4%                   5%
11-15:                     3%                   4%
16 and after:              2%                   3%
-----------------------------------------------------------

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts, the nonloaned portion of the Guaranteed Interest Account or Long-term Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2% (3% in New Jersey and Texas), compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the nonloaned portion of the Guaranteed Interest Account.

You may repay a loan at any time the policy is in force. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the nonloaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will apply the excess among the investment options according to your most recent premium allocation schedule on file.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas nonloaned policy value varies with the investment performance of the chosen subaccounts, at the rate we credit the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The amount available for a full surrender is similarly reduced by the amount of any outstanding loans and loan interest.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of the subaccounts, the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Under Death Benefit Option 1, outstanding policy loans do not reduce the policy's gross death benefit, because the policy value is inclusive of the gross death benefit amount. A policy loan can also have an effect on the policy's death benefit under Death Benefit Option 2 due to any resulting differences in policy value.

Subject to approval in your state, the policy loan interest rates for policy years 11 and subsequent, may change (based upon issue age of the insured). Under the revised schedule, we charge loan interest at an effective annual rate of 2% (3% in New Jersey and Texas) at the earlier of the 16th policy year or upon the insured reaching an attained age of 65 (but not before policy year 11).

SPECIAL INFORMATION FOR CERTAIN POLICIES ISSUED BEFORE FEBRUARY 13, 2004:

[diamond] If the person insured under your policy had not yet reached an attained age of 51 as of the policy date, your loan interest rate schedule will remain unchanged.

[diamond] If the person insured under the policy had reached an attained age of 51 or older as of the policy date, your loan interest rate schedule will be modified to provide a lower interest rate as described above. We will offer you an opportunity to decline the reduced loan interest rate schedule should you be concerned that this policy enhancement could have unintended consequences.

          The decrease in loan interest rate from 3% to 2% (from 4% to 3% in New Jersey or Texas) could constitute a material change under Internal Revenue Code and guidelines issued by the Internal Revenue Service
          (IRS). A material change could cause the IRS to take the position that an exchange of policy occurred for income tax purposes. Under that scenario, a new seven-pay period would begin for the purpose of determining the status of your policy as Modified Endowment Contract. The new seven-pay period would begin on the effective date of this change.

          You can find out more about Modified Endowment Contracts by reading "Federal Income Tax Information-Modified Endowment Contracts" in the prospectus. We provide more information concerning Material Change Rules in the Statement of Additional Information for this prospectus, available free of charge by calling (800) 541-0171. We also recommend that you consult an income tax advisor.

LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, during the first seven policy years, the policy value is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to three times the required monthly deduction to prevent the policy from lapse.

If, at any time after the first seven policy years, the cash value is less than the required monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to three times the required monthly deduction to prevent the policy from lapse or the amount required to provide a positive cash surrender value if greater.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 15 days and not more than 45 days before any potential lapse will occur.

The policy will remain in force during the grace period, however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Accounts are separate entities from Phoenix Life Insurance Company. PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

          o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

          o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond] 55% in any one investment

[diamond] 70% in any two investments

[diamond] 80% in any three investments

[diamond] 90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of PHLVIC Variable Universal Life Account (The Phoenix Edge(R)-VUL) at December 31, 2004, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Accounts' rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Investment Type
                                                ------------------------------------------------------------------------------------
                 Subaccount                      Aggressive Growth   Conservative   Growth   Growth & Income   Income   Specialty
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                 |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                                                                               |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                  |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                     |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                                                     |X|

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                               |X|

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Duff & Phelps
                                                   Phoenix        Phoenix       Investment      AIM      Engemann    Fred Alger
                                                  Investment      Variable      Management    Advisors,    Asset     Management,
                 Subaccount                      Counsel, Inc.  Advisors, Inc.      Co.         Inc.     Management     Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                               |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series               |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                                        |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                                   |X|

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------

Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Fidelity
                                                   Deutsche     Federated     Management   Franklin     Lazard      Lord,
                                                    Asset       Investment      and         Mutual      Asset      Abbett
                                                  Management,   Management    Research     Advisers,  Management    & Co.
                Subaccount                           Inc.        Company       Company       LLC         LLC         LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                                              |X|

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                    Morgan
                                                   Stanley                   Templeton   Templeton      Wanger
                                                  Investment      Rydex        Global    Investment     Asset
                                                  Management      Global      Advisors    Counsel,    Management,
                Subaccount                           Inc.        Advisors     Limited       LLC          L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Subadvisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                     Aberdeen       AIM       Alliance                 Fred
                                                                      Asset       Capital     Capital     Engemann     Alger
                                                                    Management   Management, Management,   Asset     Management,
                      Subaccount                                       Inc.         Inc.        L.P.     Management     Inc.

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                  |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                                   |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                                        |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Subadvisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Kayne               Lazard      Northern       Seneca
                                                                Anderson Rudnick         Asset        Trust         Capital
                                                              Investment Management,   Management   Investments,   Management,
                      Subaccount                                      LLC                 LLC          N.A.           LLC

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

PHL Variable Insurance Company
PO Box 22012
Albany, NY 12201-2012













Additional information about The Phoenix Edge(R)-VUL (the "Policy") and the PHLVIC Variable Universal Life Account ("Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2005, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

PHL Variable Insurance Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
V613

Investment Company Act File No. 811-09065

[logo] PHOENIX WEALTH MANAGEMENT(R)

L0690PR  (C)2005 The Phoenix Companies, Inc.                                5/05

                                     PART B

================================================================================
                             THE PHOENIX EDGE(R)-VUL
================================================================================

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY

STATEMENT OF ADDITIONAL INFORMATION                                 MAY 1, 2005
                                  ------------

       FLEXIBLE PREMIUM FIXED AND VARIABLE UNIVERSAL LIFE INSURANCE POLICY

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2005. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.

                                  ------------

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

PHL Variable Insurance Company...........................................    2

The Separate Account.....................................................    2

The Policy...............................................................    2

Servicing Agent..........................................................    3

Underwriter and Sales of the Policies....................................    3

Performance History......................................................    4

Additional Information about Charges.....................................    6

Safekeeping of the Separate Account's Assets.............................    7

State Regulation.........................................................    7


Reports..................................................................    8

Experts .................................................................    8


Separate Account Financial Statements.................................... SA-1

Company Financial Statements.............................................  F-1

                                 --------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:                       [envelope] PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                                                                         PO Box 8027
                                                                                                    Boston, Massachusetts 02266-8027

                                                                     [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                                                                 Tel. (800) 541-0171

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------
We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06115.


PHL Variable is a wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix") through its holding company, PM Holdings, Inc. Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.



THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
PHL Variable established the PHLVIC Variable Universal Life Account ("Separate Account") as a separate account under Connecticut insurance law on September 10, 1998. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

Connecticut law requires all income, gains or losses of the Separate Account be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of PHL Variable. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of PHL Variable.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. The policy owner bears the full investment risk for all monies invested in the Separate Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; any capital gains distributions of a fund are likewise reinvested at the net asset value on the record date. PHL Variable redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or, if in our judgment, further investment in shares of any of the portfolios becomes inappropriate in view of the objectives of the policy, then we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the previous valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

      (A) + (B) - (D) where:
     ----------
         (C)

  (A) =The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

  (B) =The amount of any dividend (or, if applicable, any capital gain distribution) received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

  (C) =The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net amount of any deposits and withdrawals made during the valuation period ending on that date.

  (D) =Any charges for taxes on income and capital gains plus charges for changes in tax reserves for the current valuation period, per $1 of assets in the subaccount. These charges will only be deducted if, in the future, the Separate Account becomes liable for them.


THE POLICY
--------------------------------------------------------------------------------
The number of units credited to a subaccount of the Separate Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO. We reserve the right to limit increases to such maximums as may be established from time to time. Additional premium payments may be made at any time. The minimum premium payment we will accept is $25. During a grace period, the minimum payment we will accept is the amount needed to prevent policy lapse.

You may elect a Disability Benefit Rider. This rider provides for the waiver of certain premium payments under certain conditions during a period of total disability of the person insured by the rider. Under its terms, the specified premium will be waived when we receive proof that the covered person is totally disabled and that the disability occurred while the rider was in force.

We credit policies sold to officers, directors and employees of PHL Variable (and their spouses and children) with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of PHL Variable (and their spouses and children).

THE POLICY
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of PHL Variable can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value reduced by any outstanding debt and refund any monthly deductions and other fees and charges.

INCONTESTABILITY
We may not contest this policy or any attached rider after it has been in force for two years during which the insured person is alive.

CHANGE OF OWNER OR BENEFICIARY
The beneficiary you name in the policy application, or subsequently change, will receive the policy benefits upon death of the insured person. If your named beneficiary dies before then, the named contingent beneficiary, if any, will become the beneficiary. If there is no surviving or named beneficiary, we will pay the death benefit to you or to your estate.

You may change the policy owner and the beneficiary as long as the policy remains in force. Changes must be made by written request, in a form satisfactory to us. A beneficiary change will take effect as of the date you sign the written notice, regardless of whether the insured person is living when we receive the notice. However, we will not be liable for any payment made or action taken before we receive your written notice.

MISSTATEMENTS
If you incorrectly state the age or gender of the insured person, we will adjust the face amount to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the insured persons' correct personal information.

SURPLUS
This nonparticipating policy does not pay dividends. You will not share in PHL Variable's surplus earnings.


SERVICING AGENT
--------------------------------------------------------------------------------

The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area, located at 10 Krey Boulevard, East Greenbush, NY 12144. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2005 is 0.073% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:


------------------------------- --------------------------
     YEAR ENDED DECEMBER 31,              FEE PAID
------------------------------- --------------------------
             2002                          N/A
------------------------------- --------------------------
             2003                     $1.7 Million
------------------------------- --------------------------
             2004                     $2.2 Million
------------------------------- --------------------------


UNDERWRITER AND SALES OF THE POLICIES
--------------------------------------------------------------------------------
Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter and national distributor for the policies pursuant to an underwriting agreement dated November 1, 2000. Its principal business address is One American Row, Hartford, CT 06115. PEPCO is a directly wholly owned subsidiary of Phoenix Investment Partners, Inc. ("PXP"). PXP is an indirectly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.

PEPCO, an affiliate of PHL Variable, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable. The basis of the mortality rates guaranteed in the policy is the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications.

Policies may be purchased from broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. PHL Variable will pay a maximum total sales commission of 90% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.

To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the policies, including the recruitment and training of personnel, production of promotional literature and similar services.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value.

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:

The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2004:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:...............................$1.000000

Value of the same account (excluding capital changes) at the end of the 7-day period:...........................................$1.000288

Calculation:


   Ending account value...............................................$1.000288
   Less beginning account value.......................................$1.000000
   Net change in account value........................................$0.000288

Base period return:


   (adjusted change/beginning account value)..........................$0.000288
Current annual yield = return x (365/7) =.................................1.50%
Effective annual yield = [(1 + return)(365/7)] - 1 =......................1.51%


The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than the original cost. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

-----------------------------------------------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------
                                                      INCEPTION                                   SINCE
              SERIES                                     DATE      1 YEAR     5 YEARS  10 YEARS  INCETION
-----------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  5/1/1990    20.78%      -2.80%    7.68%    7.22%
-----------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                            12/15/1999     4.21%      -9.53%            -8.39%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                 8/12/2002     2.12%                        21.09%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series      7/14/1997     9.84%      -3.77%             4.27%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    5/1/1995    34.69%      23.82%            17.08%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series               12/31/1982     4.97%     -11.69%    4.92%   11.79%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series              3/2/1998    10.48%      -1.32%             4.13%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series              8/15/2000     9.69%                        -7.50%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          9/17/1984     7.46%       3.14%    9.34%   10.88%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                   3/2/1998    12.92%       3.44%             7.42%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   10/8/1982     0.79%       2.53%    3.84%    5.40%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series     12/31/1982     6.84%       8.75%    9.02%    9.51%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series    6/2/2003     5.33%                         5.26%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                 8/12/2002     5.26%                         8.32%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series          8/12/2002    25.68%                        19.38%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series     8/12/2002    15.86%                        16.51%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                       12/15/1999     4.67%       0.01%             0.50%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series           8/15/2000    10.04%                       -17.41%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         3/2/1998    20.41%      17.42%             8.75%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series     11/20/2000    22.67%                        18.19%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   3/2/1998     6.72%      -4.63%             5.03%
-----------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                 1/29/1996     5.44%      -9.56%             6.50%
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     5/5/1993     6.63%      -6.51%    8.36%    9.00%
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                     9/10/2001    13.82%                        10.30%
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           5/5/1993     5.77%      -7.19%    8.67%    9.03%
-----------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio             1/25/1995     8.19%      -9.45%            14.96%
-----------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II      3/28/1994     3.61%       6.56%    6.11%    5.91%
-----------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                     3/1/1994    10.46%       4.77%    7.59%    6.61%
-----------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                           11/3/1997    15.34%       1.85%             8.24%
-----------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                    11/3/1997     7.06%      -5.14%             0.52%
-----------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                  11/3/1997     3.26%      -6.88%             4.24%
-----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         11/8/1996    12.63%       8.55%             9.37%
-----------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     5/11/1992    18.53%       0.92%    8.61%    9.27%
-----------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      3/15/1994    16.03%       4.59%    9.74%    9.27%
-----------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                 11/4/1997    14.89%      13.26%             9.12%
----------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                             11/30/2001     7.89%                        10.98%
-----------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                          12/11/1989    12.65%       5.49%   12.77%   12.54%
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                               9/15/1999    24.04%      18.12%            16.72%
-----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                         5/1/2003   -10.67%                        -6.93%
-----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                         5/7/1997    14.62%      -8.98%             2.66%
-----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund              5/1/2002    10.71%                         4.19%
-----------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                 8/22/1997    19.07%      -4.81%             1.71%
-----------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                     10/1/1997    10.59%      -2.58%             4.60%
-----------------------------------------------------------------------------------------------------------------
Technology Portfolio                                 11/30/1999    -1.64%     -21.93%           -18.23%
-----------------------------------------------------------------------------------------------------------------
Wanger International Select                            2/1/1999    24.34%       1.45%            12.20%
-----------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         5/1/1995    30.27%      -1.04%            16.49%
-----------------------------------------------------------------------------------------------------------------
Wanger Select                                          2/1/1999    19.31%      11.46%            15.21%
-----------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          5/1/1995    18.33%       7.60%            16.37%
-----------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

The Dow Jones Industrial Average(SM) (DJIA)
First Boston High Yield Index
Salomon Brothers Corporate Index
Salomon Brothers Government Bond Index
Standard & Poor's 500 Index(R) (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective policy owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

Lipper Analytical Services
Morningstar, Inc.
Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

Barron's
Business Week
Changing Times
Consumer Reports
Financial Planning
Financial Services Weekly
Forbes
Fortune
Investor's Business Daily
Money
The New York Times
Personal Investor
Registered Representative
U.S. News and World Report
The Wall Street Journal

DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on page one.


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

REDUCTION IN CHARGES

Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the size or nature of such policy or policies will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

[diamond]   the number of insureds,

[diamond]   total premiums expected to be paid,

[diamond]   total assets under management for the policyowner,

[diamond]   the nature of the relationship among individual insureds,

[diamond]   the purpose for which the policies are being purchased,

[diamond]   where there is a preexisting relationship with us, such as being an employee of PHL Variable or its affiliates and their spouses; or employees or agents who retire from PHL Variable or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

[diamond]   internal transfers from other policies or contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate, and

[diamond]   other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.


SURRENDER CHARGE. During the first few policy years, depending on your chosen policy option, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if you surrender the policy surrendered or if you reduce the policy's face amount during this period. They are deferred charges because they are not deducted from premiums. The maximum surrender charge we assess during each policy year is given in your prospectus and a month by month schedule will be provided in your policy. Policy Option A has a 15-year surrender charge schedule, Policy Option B a 10-year schedule, and Policy Option C, a 5-year schedule.

PARTIAL SURRENDER CHARGE. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. The charge is a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction which is equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value. This amount is assessed against the subaccounts and the Guaranteed Interest Account in the same proportion as the withdrawal is allocated.

We also will deduct a partial surrender charge from your policy value if you decrease your policy's face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.

PARTIAL SURRENDER FEE. In the case of a partial surrender, an additional fee of $25 is imposed. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocations will be made in the same manner as monthly deductions.

UNDERWRITING PROCEDURES. We generally base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT. A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, we will deduct a partial surrender charge from your policy value based on the amount of the decrease or partial surrender. If the change is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the change is a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences.

REQUESTS FOR DECREASE IN FACE AMOUNT. You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $25,000 and the face amount remaining after the decrease must be at least $25,000. You must request a face amount decrease in writing and it will become effective on the first monthly calculation day following the date we approve your request. We will deduct a partial surrender charge from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy at any time. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary. We reserve the right to limit face amount increases up to age 85. We charge $1.50 per $1,000 of added face amount up to a maximum of $600. We will deduct 1/12th of this charge each month for the year following a face amount increase.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

A new surrender charge schedule will apply to a fraction of the total policy value. That fraction will be the same as the face amount increase divided by the new face amount. We determine an aggregate cost of insurance rate by blending the rates for each segment of coverage based on the face amount.

For a discussion of possible implications of a material change in the policy resulting from the increase see "Modified Endowment Contracts--Material Change Rules."


SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
We hold the assets of the Separate Account separate and apart from our General Account. We maintain records of all purchases and redemptions of fund shares.


STATE REGULATION
--------------------------------------------------------------------------------
We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation of PHL Variable includes certain limitations on investments we may make, including investments for the Separate Account and the Guaranteed Interest Account. State regulation does not include any supervision over the Separate Account's investment policies.


REPORTS
--------------------------------------------------------------------------------
We will provide all policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


EXPERTS
--------------------------------------------------------------------------------
The financial statements of PHLVIC Variable Universal Life Account (The Phoenix Edge(R)-VUL) at December 31, 2004, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, Independent Registered Public Accounting Firm, given on the authority of said firm as experts in auditing and accounting.

Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided opinions on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the policies described in this prospectus.

A N N U A L   R E P O R T

                           The Phoenix Edge(R)-VUL

                                   V a r i a b l e   U n i v e r s a l   L i f e




      P H L V I C  V A R I A B L E   U N I V E R S A L   L I F E   A C C O U N T
                                                               DECEMBER 31, 2004










                                [LOGO]PHOENIX(R)

                 L0690AR (C) 2005 The Phoenix Companies, Inc.

                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 2004

                                                            PHOENIX-                            PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                            ABERDEEN          PHOENIX-AIM         SMALL-CAP           BERNSTEIN
                                                          INTERNATIONAL         GROWTH             GROWTH           ENHANCED INDEX
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       262,589    $       194,608    $       147,883    $        47,174
                                                        =================  =================  =================  =================
     Investment at market                                $       288,418    $       204,963    $       157,155    $        49,188
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            288,418            204,963            157,155             49,188
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $       288,418    $       204,963    $       157,155    $        49,188
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   101,927             91,150             49,743             19,919
                                                        =================  =================  =================  =================
Unit value                                               $      2.829653    $      2.248647    $      3.159289    $      2.469397
                                                        =================  =================  =================  =================

                                                                                                  PHOENIX-            PHOENIX-
                                                         PHOENIX-DUFF &        PHOENIX-           ENGEMANN            ENGEMANN
                                                           PHELPS REAL         ENGEMANN          GROWTH AND           SMALL-CAP
                                                        ESTATE SECURITIES   CAPITAL GROWTH         INCOME              GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       445,223    $       308,328    $       521,109    $       138,093
                                                        =================  =================  =================  =================
     Investment at market                                $       497,960    $       319,797    $       559,389    $       156,140
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            497,960            319,797            559,389            156,140
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $       497,960    $       319,797    $       559,389    $       156,140
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   136,766            128,925            224,310             50,645
                                                        =================  =================  =================  =================
Unit value                                               $      3.640957    $      2.480486    $      2.493825    $      3.083044
                                                        =================  =================  =================  =================

                                                            PHOENIX-                                                   PHOENIX-
                                                            ENGEMANN            PHOENIX-          PHOENIX-          GOODWIN MULTI-
                                                            STRATEGIC        ENGEMANN VALUE     GOODWIN MONEY        SECTOR FIXED
                                                           ALLOCATION            EQUITY            MARKET               INCOME
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       178,714    $       203,810    $     1,378,461    $       358,408
                                                        =================  =================  =================  =================
     Investment at market                                $       180,444    $       224,406    $     1,378,461    $       363,784
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            180,444            224,406          1,378,461            363,784
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $       180,444    $       224,406    $     1,378,461    $       363,784
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    73,166             96,193            674,600            139,055
                                                        =================  =================  =================  =================
Unit value                                               $      2.466245    $      2.332869    $      2.043375    $      2.616115
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements

                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 2004
                                                             (CONTINUED)

                                                            PHOENIX-
                                                         GOODWIN MULTI-                         PHOENIX-KAYNE      PHOENIX-LAZARD
                                                          SECTOR SHORT       PHOENIX-KAYNE        SMALL-CAP         INTERNATIONAL
                                                           TERM BOND       RISING DIVIDENDS     QUALITY VALUE       EQUITY SELECT
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $        22,115    $        41,847    $        25,130    $       641,677
                                                        =================  =================  =================  =================
     Investment at market                                $        22,393    $        42,460    $        30,062    $       725,170
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             22,393             42,460             30,062            725,170
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $        22,393    $        42,460    $        30,062    $       725,170
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    20,647             17,541              9,844            251,709
                                                        =================  =================  =================  =================
Unit value                                               $      1.084540    $      2.420591    $      3.053844    $      2.880980
                                                        =================  =================  =================  =================

                                                                             PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD
                                                          PHOENIX-LAZARD     ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP
                                                         SMALL-CAP VALUE      DEBENTURE            VALUE               VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $        63,267    $       104,790    $       584,568    $       117,116
                                                        =================  =================  =================  =================
     Investment at market                                $        65,933    $       105,617    $       642,988    $       139,099
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             65,933            105,617            642,988            139,099
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $        65,933    $       105,617    $       642,988    $       139,099
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    21,194             38,886            220,809             44,959
                                                        =================  =================  =================  =================
Unit value                                               $      3.110916    $      2.716053    $      2.911965    $      3.093917
                                                        =================  =================  =================  =================

                                                                               PHOENIX-
                                                                               NORTHERN        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                             PHOENIX-         NASDAQ-100        BERNSTEIN MID-    BERNSTEIN SMALL-
                                                          NORTHERN DOW 30      INDEX(R)           CAP VALUE          CAP VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $        94,897    $       210,075    $       202,695    $       164,987
                                                        =================  =================  =================  =================
     Investment at market                                $        98,769    $       235,535    $       214,947    $       175,431
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             98,769            235,535            214,947            175,431
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $        98,769    $       235,535    $       214,947    $       175,431
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    40,838             76,975             73,281             58,840
                                                        =================  =================  =================  =================
Unit value                                               $      2.418535    $      3.059887    $      2.933200    $      2.981506
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements

                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 2004
                                                             (CONTINUED)

                                                          PHOENIX-SENECA     PHOENIX-SENECA    AIM V.I. CAPITAL   AIM V.I. MID-CAP
                                                          MID-CAP GROWTH    STRATEGIC THEME      APPRECIATION        CORE EQUITY
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $        58,972    $        22,089    $       296,700    $        32,558
                                                        =================  =================  =================  =================
     Investment at market                                $        62,261    $        23,660    $       319,565    $        31,927
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             62,261             23,660            319,565             31,927
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $        62,261    $        23,660    $       319,565    $        31,927
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    28,578              9,810            131,474             31,377
                                                        =================  =================  =================  =================
Unit value                                               $      2.178611    $      2.411488    $      2.430637    $      1.017525
                                                        =================  =================  =================  =================

                                                                                               FEDERATED FUND     FEDERATED HIGH
                                                                             ALGER AMERICAN       FOR U.S.         INCOME BOND
                                                         AIM V.I. PREMIER       LEVERAGED        GOVERNMENT          FUND II --
                                                             EQUITY              ALLCAP         SECURITIES II     PRIMARY SHARES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $        83,984    $        58,671    $       605,246    $       127,765
                                                        =================  =================  =================  =================
     Investment at market                                $        88,677    $        66,032    $       612,055    $       135,989
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             88,677             66,032            612,055            135,989
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $        88,677    $        66,032    $       612,055    $       135,989
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    38,073             27,845            274,569             50,295
                                                        =================  =================  =================  =================
Unit value                                               $      2.329141    $      2.371432    $      2.229144    $      2.703826
                                                        =================  =================  =================  =================

                                                                               VIP GROWTH                          MUTUAL SHARES
                                                         VIP CONTRAFUND(R)    OPPORTUNITIES      VIP GROWTH          SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       433,041    $       110,870    $       400,867    $       213,348
                                                        =================  =================  =================  =================
     Investment at market                                $       495,502    $       118,715    $       426,083    $       241,775
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            495,502            118,715            426,083            241,775
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $       495,502    $       118,715    $       426,083    $       241,775
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   183,311             47,768            181,803             94,110
                                                        =================  =================  =================  =================
Unit value                                               $      2.703073    $      2.485264    $      2.343649    $     22.569074
                                                        =================  =================  =================  =================

                       See Notes to Financial Statements

                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 2004
                                                             (CONTINUED)

                                                            TEMPLETON          TEMPLETON       RYDEX VARIABLE     RYDEX VARIABLE
                                                             FOREIGN             GROWTH            TRUST               TRUST
                                                            SECURITIES         SECURITIES           JUNO               NOVA
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       159,386    $       196,552    $        20,957    $        25,167
                                                        =================  =================  =================  =================
     Investment at market                                $       182,959    $       232,184    $        18,634    $        29,538
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            182,959            232,184             18,634             29,538
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $       182,959    $       232,184    $        18,634    $        29,538
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    69,282             88,579             19,691             21,052
                                                        =================  =================  =================  =================
Unit value                                               $      2.640772    $      2.621223    $      0.946334    $      1.403098
                                                        =================  =================  =================  =================

                                                         RYDEX VARIABLE        SCUDDER VIT        SCUDDER VIT
                                                          TRUST SECTOR        EAFE(R) EQUITY       EQUITY 500
                                                            ROTATION              INDEX              INDEX           TECHNOLOGY
                                                           SUBACCOUNT           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $        11,182    $        76,244    $       564,659    $        28,087
                                                        =================  =================  =================  =================
     Investment at market                                $        12,445    $        89,312    $       613,320    $        28,805
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             12,445             89,312            613,320             28,805
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $        12,445    $        89,312    $       613,320    $        28,805
                                                        =================  =================  =================  =================
Accumulation units outstanding                                     9,680             32,836            242,020             11,353
                                                        =================  =================  =================  =================
Unit value                                               $      1.285714    $      2.719940    $      2.534170    $      2.537091
                                                        =================  =================  =================  =================

                                                             WANGER             WANGER                             WANGER U.S.
                                                          INTERNATIONAL      INTERNATIONAL          WANGER           SMALLER
                                                             SELECT            SMALL CAP            SELECT          COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $        28,299    $       344,499    $        91,817    $       255,053
                                                        =================  =================  =================  =================
     Investment at market                                $        32,352    $       407,555    $       105,873    $       291,133
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             32,352            407,555            105,873            291,133
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $        32,352    $       407,555    $       105,873    $       291,133
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    10,258            125,747             34,588             96,472
                                                        =================  =================  =================  =================
Unit value                                               $      3.153946    $      3.241060    $      3.061024    $      3.017796
                                                        =================  =================  =================  =================

                       See Notes to Financial Statements

                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                            PHOENIX-                           PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                            ABERDEEN          PHOENIX-AIM        SMALL-CAP           BERNSTEIN
                                                          INTERNATIONAL         GROWTH             GROWTH          ENHANCED INDEX
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $         3,981    $           164    $             -   $            456
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                              -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                       3,981                164                  -                456
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     118                 35                 21                 20
Net realized gain distribution from Fund                               -                  -                871                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                23,413              8,678              8,424              1,973
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     23,531              8,713              9,316              1,993
Net increase (decrease) in net assets resulting from
     operations                                          $        27,512    $         8,877    $         9,316    $         2,449
                                                        =================  =================  =================  =================

                                                                                                  PHOENIX-            PHOENIX-
                                                          PHOENIX-DUFF &       PHOENIX-           ENGEMANN            ENGEMANN
                                                           PHELPS REAL         ENGEMANN          GROWTH AND           SMALL-CAP
                                                        ESTATE SECURITIES   CAPITAL GROWTH         INCOME              GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $         6,544    $         2,387    $         4,287    $             -
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                              -                 (2)                 -                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                       6,544              2,389              4,287                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                    (117)               (81)                17                140
Net realized gain distribution from Fund                          38,492                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                48,075              9,091             33,705             17,423
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     86,450              9,010             33,722             17,563
Net increase (decrease) in net assets resulting from
     operations                                          $        92,994    $        11,399    $        38,009    $        17,563
                                                        =================  =================  =================  =================

                                                            PHOENIX-                                                   PHOENIX-
                                                            ENGEMANN            PHOENIX-          PHOENIX-          GOODWIN MULTI-
                                                            STRATEGIC        ENGEMANN VALUE     GOODWIN MONEY        SECTOR FIXED
                                                           ALLOCATION            EQUITY            MARKET               INCOME
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $         2,823    $         1,206    $         8,352    $        12,777
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                              -                  -                  3                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                       2,823              1,206              8,349             12,777
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     (16)                 7                  -                 30
Net realized gain distribution from Fund                           4,548                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                   779             18,260                  -              4,894
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      5,311             18,267                  -              4,924
Net increase (decrease) in net assets resulting from
     operations                                          $         8,134    $        19,473    $         8,349    $        17,701
                                                        =================  =================  =================  =================

                       See Notes to Financial Statements

                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                            PHOENIX-
                                                         GOODWIN MULTI-                         PHOENIX-KAYNE     PHOENIX-LAZARD
                                                          SECTOR SHORT       PHOENIX-KAYNE        SMALL-CAP        INTERNATIONAL
                                                           TERM BOND       RISING DIVIDENDS     QUALITY VALUE      EQUITY SELECT
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                        $          575     $          544    $          208     $          5,782
Expenses
     Mortality and expense fees                                        -                  -                 -                   -
     Indexing (gain) loss                                              -                  -                 -                   -
                                                        -----------------  -----------------  ----------------   -----------------
Net investment income (loss)                                         575                544               208               5,782
                                                        -----------------  -----------------  ----------------   -----------------
Net realized gain (loss) from share transactions                       5                  6                18                  65
Net realized gain distribution from Fund                               -                  -               276               3,968
Net change in unrealized appreciation (depreciation)
     on investment                                                   269                338             4,177              74,234
                                                        -----------------  -----------------  ----------------   -----------------
Net gain (loss) on investment                                        274                344             4,471              78,267
Net increase (decrease) in net assets resulting from
     operations                                          $           849    $           888    $        4,679     $        84,049
                                                        =================  =================  ================   =================

                                                                             PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD
                                                          PHOENIX-LAZARD     ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP
                                                         SMALL-CAP VALUE      DEBENTURE            VALUE               VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $             -    $         3,266    $         4,633    $           551
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                              -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                           -              3,266              4,633                551
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      53                  4                (29)                (5)
Net realized gain distribution from Fund                           5,210              1,375              2,063                810
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,847                618             52,139             19,768
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      7,110              1,997             54,173             20,573
Net increase (decrease) in net assets resulting from
     operations                                          $         7,110    $          5,263   $        58,806    $        21,124
                                                        =================  =================  =================  =================

                                                                               PHOENIX-
                                                                               NORTHERN       PHOENIX-SANFORD     PHOENIX-SANFORD
                                                            PHOENIX-          NASDAQ-100       BERNSTEIN MID-     BERNSTEIN SMALL-
                                                         NORTHERN DOW 30       INDEX(R)          CAP VALUE           CAP VALUE
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $           853    $         1,307    $           235    $             -
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                              -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                         853              1,307                235                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                       8             (1,296)                73                 45
Net realized gain distribution from Fund                               -                  -             13,484             13,508
Net change in unrealized appreciation (depreciation)
     on investment                                                 2,375             22,490              9,989              6,826
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      2,383             21,194             23,546             20,379
Net increase (decrease) in net assets resulting from
     operations                                          $         3,236    $        22,501    $        23,781    $        20,379
                                                        =================  =================  =================  =================

                       See Notes to Financial Statements

                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                          PHOENIX-SENECA     PHOENIX-SENECA   AIM V.I. CAPITAL    AIM V.I. MID-CAP
                                                          MID-CAP GROWTH    STRATEGIC THEME     APPRECIATION         CORE EQUITY
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $             -    $             -    $             -    $            39
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                              -                  -                 (1)                 -
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                           -                  -                  1                 39
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      (7)                12                 12                  -
Net realized gain distribution from Fund                               -                  -                  -              1,151
Net change in unrealized appreciation (depreciation)
     on investment                                                 3,068                819             18,852               (631)
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      3,061                831             18,864                520
Net increase (decrease) in net assets resulting from
     operations                                          $         3,061    $           831    $        18,865    $           559
                                                        =================  =================  =================  =================

                                                                                               FEDERATED FUND      FEDERATED HIGH
                                                                             ALGER AMERICAN       FOR U.S.          INCOME BOND
                                                         AIM V.I. PREMIER       LEVERAGED        GOVERNMENT           FUND II --
                                                             EQUITY              ALLCAP         SECURITIES II      PRIMARY SHARES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $           388    $             -    $         7,271    $         1,652
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                              -                  -                  1                  1
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                         388                  -              7,270              1,651
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     (16)                35                  5                  5
Net realized gain distribution from Fund                               -                  -                849                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                 4,532              6,328              5,780              6,997
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      4,516              6,363              6,634              7,002
Net increase (decrease) in net assets resulting from
     operations                                          $         4,904    $         6,363    $        13,904    $         8,653
                                                        =================  =================  =================  =================

                                                                               VIP GROWTH                          MUTUAL SHARES
                                                         VIP CONTRAFUND(R)    OPPORTUNITIES      VIP GROWTH          SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $           296    $           230    $            83    $           743
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                              1                  -                  -                 (1)
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                         295                230                 83                744
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     (54)                (3)              (108)                20
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                51,992              5,564             21,968             20,853
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     51,938              5,561             21,860             20,873
Net increase (decrease) in net assets resulting from
     operations                                                 $ 52,233    $         5,791    $        21,943    $        21,617
                                                        =================  =================  =================  =================

                       See Notes to Financial Statements

                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                          TEMPLETON            TEMPLETON       RYDEX VARIABLE     RYDEX VARIABLE
                                                           FOREIGN               GROWTH            TRUST              TRUST
                                                          SECURITIES           SECURITIES           JUNO              NOVA
                                                          SUBACCOUNT           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $           485    $         1,622    $             -    $            12
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                              -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                         485              1,622                  -                 12
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      85                (39)            (4,158)               (37)
Net realized gain distribution from Fund                               -                  -                633                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                21,746             23,716             (2,051)             3,301
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     21,831             23,677             (5,576)             3,264
Net increase (decrease) in net assets resulting from
     operations                                          $        22,316    $        25,299    $        (5,576)   $         3,276
                                                        =================  =================  =================  =================

                                                         RYDEX VARIABLE        SCUDDER VIT        SCUDDER VIT
                                                          TRUST SECTOR        EAFE(R) EQUITY       EQUITY 500
                                                           ROTATION               INDEX              INDEX           TECHNOLOGY
                                                           SUBACCOUNT           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $             -    $           386    $         4,603    $             -
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                              -                  -                  1                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                           -                386              4,602                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                       4                 61               (152)               237
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,224             12,339             39,341                431
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      1,228             12,400             39,189                668
Net increase (decrease) in net assets resulting from
     operations                                          $         1,228    $        12,786    $        43,791    $           668
                                                        =================  =================  =================  =================

                                                             WANGER             WANGER                               WANGER U.S.
                                                         INTERNATIONAL       INTERNATIONAL         WANGER             SMALLER
                                                             SELECT            SMALL CAP           SELECT            COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $            23    $           487    $             -    $             -
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                              -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                          23                487                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      35                (34)               116                (70)
Net realized gain distribution from Fund                               -                  -                 19                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                 3,813             57,675             12,968             32,456
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      3,848             57,641             13,103             32,386
Net increase (decrease) in net assets resulting from
     operations                                          $         3,871    $        58,128    $        13,103    $        32,386
                                                        =================  =================  =================  =================

Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.

                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                            PHOENIX-                            PHOENIX-ALGER    PHOENIX-ALLIANCE/
                                                            ABERDEEN          PHOENIX-AIM         SMALL-CAP          BERNSTEIN
                                                          INTERNATIONAL         GROWTH             GROWTH          ENHANCED INDEX
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $         3,981    $          164     $             -    $           456
         Net realized gain (loss)                                    118                 35                892                 20
         Net change in unrealized appreciation
            (depreciation) on investment                          23,413              8,678              8,424              1,973
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                             27,512              8,877              9,316              2,449
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    100,568            110,898             56,483              4,477
         Participant transfers                                   152,565(e)          75,715             89,224             42,766
         Participant withdrawals                                 (10,178)           (23,523)           (14,298)            (1,721)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions              242,955            163,090            131,409             45,522
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          270,467            171,967            140,725             47,971
NET ASSETS
     Beginning of period                                          17,951             32,996             16,430              1,217
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $       288,418    $       204,963    $       157,155    $        49,188
                                                        =================  =================  =================  =================

                                                                                                  PHOENIX-            PHOENIX-
                                                         PHOENIX-DUFF &        PHOENIX-           ENGEMANN            ENGEMANN
                                                           PHELPS REAL         ENGEMANN          GROWTH AND           SMALL-CAP
                                                        ESTATE SECURITIES   CAPITAL GROWTH         INCOME              GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $         6,544    $         2,389    $         4,287    $             -
         Net realized gain (loss)                                 38,375                (81)                17                140
         Net change in unrealized appreciation
            (depreciation) on investment                          48,075              9,091             33,705             17,423
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                             92,994             11,399             38,009             17,563
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    205,338            158,803            234,759             37,766
         Participant transfers                                   198,649            126,459(c)         276,025(b)          95,528
         Participant withdrawals                                 (39,995)           (24,827)           (41,711)           (10,375)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions              363,992            260,435            469,073            122,919
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          456,986            271,834            507,082            140,482
NET ASSETS
     Beginning of period                                          40,974             47,963             52,307             15,658
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $       497,960    $       319,797    $       559,389    $       156,140
                                                        =================  =================  =================  =================

                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                            PHOENIX-                                                   PHOENIX-
                                                            ENGEMANN            PHOENIX-          PHOENIX-          GOODWIN MULTI-
                                                            STRATEGIC        ENGEMANN VALUE     GOODWIN MONEY        SECTOR FIXED
                                                           ALLOCATION            EQUITY            MARKET               INCOME
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $         2,823    $         1,206    $         8,349    $        12,777
         Net realized gain (loss)                                  4,532                  7                  -                 30
         Net change in unrealized appreciation
            (depreciation) on investment                             779             18,260                  -              4,894
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                              8,134             19,473              8,349             17,701
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     70,538             52,342          5,902,110            125,278
         Participant transfers                                    93,353            138,986(d)      (4,892,378)           224,503(a)
         Participant withdrawals                                 (14,147)           (12,678)          (268,672)           (21,632)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions              149,744            178,650            741,060            328,149
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          157,878            198,123            749,409            345,850
NET ASSETS
     Beginning of period                                          22,566             26,283            629,052             17,934
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $       180,444    $       224,406    $     1,378,461    $       363,784
                                                        =================  =================  =================  =================

                                                            PHOENIX-
                                                         GOODWIN MULTI-                         PHOENIX-KAYNE      PHOENIX-LAZARD
                                                          SECTOR SHORT       PHOENIX-KAYNE        SMALL-CAP         INTERNATIONAL
                                                           TERM BOND       RISING DIVIDENDS     QUALITY VALUE       EQUITY SELECT
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           575    $           544    $           208    $         5,782
         Net realized gain (loss)                                      5                  6                294              4,033
         Net change in unrealized appreciation
            (depreciation) on investment                             269                338              4,177             74,234
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                                849                888              4,679             84,049
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      8,388             16,091              8,891            255,867
         Participant transfers                                    13,920             24,945              8,506            356,238
         Participant withdrawals                                  (1,813)            (3,614)            (3,275)           (60,651)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions               20,495             37,422             14,122            551,454
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           21,344             38,310             18,801            635,503
NET ASSETS
     Beginning of period                                           1,049              4,150             11,261             89,667
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $        22,393    $        42,460    $        30,062    $       725,170
                                                        =================  =================  =================  =================

                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                                             PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD
                                                          PHOENIX-LAZARD     ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP
                                                         SMALL-CAP VALUE      DEBENTURE            VALUE               VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $             -    $         3,266    $         4,633    $           551
         Net realized gain (loss)                                  5,263              1,379              2,034                805
         Net change in unrealized appreciation
            (depreciation) on investment                           1,847                618             52,139             19,768
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                              7,110              5,263             58,806             21,124
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     15,858             27,171            197,817             65,547
         Participant transfers                                    32,641             64,211            344,368             41,699
         Participant withdrawals                                  (4,528)            (5,629)           (47,439)           (21,449)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions               43,971             85,753            494,746             85,797
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           51,081             91,016            553,552            106,921
NET ASSETS
     Beginning of period                                          14,852             14,601             89,436             32,178
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $        65,933    $       105,617    $       642,988    $       139,099
                                                        =================  =================  =================  =================

                                                                               PHOENIX-
                                                                               NORTHERN        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                             PHOENIX-         NASDAQ-100        BERNSTEIN MID-    BERNSTEIN SMALL-
                                                          NORTHERN DOW 30      INDEX(R)           CAP VALUE          CAP VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           853    $         1,307    $           235    $             -
         Net realized gain (loss)                                      8             (1,296)            13,557             13,553
         Net change in unrealized appreciation
            (depreciation) on investment                           2,375             22,490              9,989              6,826
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                              3,236             22,501             23,781             20,379
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     65,125             43,307             65,739             38,426
         Participant transfers                                    18,551            128,756            119,693            103,604
         Participant withdrawals                                  (8,923)           (15,062)           (15,809)            (8,858)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions               74,753            157,001            169,623            133,172
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           77,989            179,502            193,404            153,551
NET ASSETS
     Beginning of period                                          20,780             56,033             21,543             21,880
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $        98,769    $       235,535    $       214,947    $       175,431
                                                        =================  =================  =================  =================

                       See Notes to Financial Statements


                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                          PHOENIX-SENECA     PHOENIX-SENECA   AIM V.I. CAPITAL    AIM V.I. MID-CAP
                                                          MID-CAP GROWTH    STRATEGIC THEME     APPRECIATION         CORE EQUITY
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $             -    $             -    $             1    $            39
         Net realized gain (loss)                                     (7)                12                 12              1,151
         Net change in unrealized appreciation
            (depreciation) on investment                           3,068                819             18,852               (631)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                              3,061                831             18,865                559
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     28,320             10,646            150,285              1,119
         Participant transfers                                    33,102              8,877            129,652             30,729(f)
         Participant withdrawals                                  (5,661)            (1,866)           (31,670)              (480)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions               55,761             17,657            248,267             31,368
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           58,822             18,488            267,132             31,927
NET ASSETS
     Beginning of period                                           3,439              5,172             52,433                  -
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $        62,261    $        23,660    $       319,565    $        31,927
                                                        =================  =================  =================  =================

                                                                                               FEDERATED FUND      FEDERATED HIGH
                                                                             ALGER AMERICAN       FOR U.S.          INCOME BOND
                                                         AIM V.I. PREMIER       LEVERAGED        GOVERNMENT           FUND II --
                                                             EQUITY              ALLCAP         SECURITIES II      PRIMARY SHARES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           388    $             -    $         7,270    $         1,651
         Net realized gain (loss)                                    (16)                35                854                  5
         Net change in unrealized appreciation
            (depreciation) on investment                           4,532              6,328              5,780              6,997
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                              4,904              6,363             13,904              8,653
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     30,384             25,102            248,317             45,034
         Participant transfers                                    58,103             32,735            284,490             75,620
         Participant withdrawals                                  (6,526)            (7,663)           (54,399)            (9,139)
                                                        -----------------  -----------------  -----------------  -----------------
          Net increase (decrease) in net assets
            resulting from participant transactions               81,961             50,174            478,408            111,515
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           86,865             56,537            492,312            120,168
NET ASSETS
     Beginning of period                                           1,812              9,495            119,743             15,821
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $        88,677    $        66,032    $       612,055    $       135,989
                                                        =================  =================  =================  =================

                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                                               VIP GROWTH                          MUTUAL SHARES
                                                         VIP CONTRAFUND(R)    OPPORTUNITIES      VIP GROWTH          SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           295    $           230    $            83    $           744
         Net realized gain (loss)                                    (54)                (3)              (108)                20
         Net change in unrealized appreciation
            (depreciation) on investment                          51,992              5,564             21,968             20,853
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                             52,233              5,791             21,943             21,617
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    123,867             56,153            142,582             55,185
         Participant transfers                                   243,347             23,031            253,399             99,435
         Participant withdrawals                                 (27,152)            (7,585)           (34,218)           (12,169)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions              340,062             71,599            361,763            142,451
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          392,295             77,390            383,706            164,068
NET ASSETS
     Beginning of period                                         103,207             41,325             42,377             77,707
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $       495,502    $       118,715    $       426,083    $       241,775
                                                        =================  =================  =================  =================

                                                            TEMPLETON          TEMPLETON        RYDEX VARIABLE     RYDEX VARIABLE
                                                             FOREIGN             GROWTH              TRUST              TRUST
                                                            SECURITIES         SECURITIES            JUNO               NOVA
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           485    $         1,622    $             -    $            12
         Net realized gain (loss)                                     85                (39)            (3,525)               (37)
         Net change in unrealized appreciation
            (depreciation) on investment                          21,746             23,716             (2,051)             3,301
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                             22,316             25,299             (5,576)             3,276
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     69,016             37,313             35,862              9,394
         Participant transfers                                    83,300             72,644            (13,603)            14,801
         Participant withdrawals                                 (12,544)           (10,333)            (5,808)           (11,196)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions              139,772             99,624             16,451             12,999
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          162,088            124,923             10,875             16,275
NET ASSETS
     Beginning of period                                          20,871            107,261              7,759             13,263
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $       182,959    $       232,184    $        18,634    $        29,538
                                                        =================  =================  =================  =================

                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                         RYDEX VARIABLE        SCUDDER VIT        SCUDDER VIT
                                                          TRUST SECTOR        EAFE(R) EQUITY       EQUITY 500
                                                            ROTATION              INDEX              INDEX           TECHNOLOGY
                                                           SUBACCOUNT           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $             -    $           386    $         4,602    $             -
         Net realized gain (loss)                                      4                 61               (152)               237
         Net change in unrealized appreciation
            (depreciation) on investment                           1,224             12,339             39,341                431
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                              1,228             12,786             43,791                668
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      8,576             13,958            224,782             17,349
         Participant transfers                                     1,960             62,693            294,792              9,930
         Participant withdrawals                                    (663)            (4,538)           (48,525)            (3,156)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions                9,873             72,113            471,049             24,123
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           11,101             84,899            514,840             24,791
NET ASSETS
     Beginning of period                                           1,344              4,413             98,480              4,014
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $        12,445    $        89,312    $       613,320    $        28,805
                                                        =================  =================  =================  =================

                                                             WANGER               WANGER                            WANGER U.S.
                                                          INTERNATIONAL        INTERNATIONAL        WANGER            SMALLER
                                                             SELECT              SMALL CAP          SELECT           COMPANIES
                                                           SUBACCOUNT            SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $            23    $           487    $             -    $             -
         Net realized gain (loss)                                     35                (34)               135                (70)
         Net change in unrealized appreciation
            (depreciation) on investment                           3,813             57,675             12,968             32,456
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                              3,871             58,128             13,103             32,386
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     11,349            128,961             31,350             78,802
         Participant transfers                                    17,361            208,458             56,324            175,593
         Participant withdrawals                                  (3,473)           (28,029)           (10,556)           (26,593)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions               25,237            309,390             77,118            227,802
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           29,108            367,518             90,221            260,188
NET ASSETS
     Beginning of period                                           3,244             40,037             15,652             30,945
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $        32,352    $       407,555    $       105,873    $       291,133
                                                        =================  =================  =================  =================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.

                       See Notes to Financial Statements

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                              PHOENIX-ALLIANCE    PHOENIX-ALLIANCE
                                                                              PHOENIX-AIM         BERNSTEIN           BERNSTEIN
                                                        PHOENIX-ABERDEEN        MID-CAP            ENHANCED            GROWTH +
                                                          INTERNATIONAL         EQUITY              INDEX               VALUE
                                                            SUBACCOUNT        SUBACCOUNT(9)     SUBACCOUNT(21)       SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            150   $              -   $              5     $            51
     Net realized gain (loss)                                         14                  2                  1                   4
     Net change in unrealized appreciation (depreciation)
         on investments                                            2,416                295                 41                 851
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             2,580                297                 47                 906
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          7,215                784                 81               4,020
     Participant transfers                                        10,077) +           3,981              1,168               8,905
     Participant withdrawals                                      (1,969)              (656)               (79)               (618)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            15,323              4,109              1,170              12,307
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        17,903              4,406              1,217              13,213

NET ASSETS
     Beginning of period                                              48                  -                  -                 688
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         17,951   $          4,406   $          1,217     $        13,901
                                                        =================  =================  =================   =================



                                                         PHOENIX-DUFF &
                                                          PHELPS REAL      PHOENIX-ENGEMANN   PHOENIX-ENGEMANN     PHOENIX-GOODWIN
                                                             ESTATE            CAPITAL         SMALL & MID-CAP          MONEY
                                                           SECURITIES          GROWTH              GROWTH               MARKET
                                                           SUBACCOUNT        SUBACCOUNT(1)      SUBACCOUNT(7)         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            742   $              -   $              -     $         1,956
     Net realized gain (loss)                                      1,133                (10)                12                   -
     Net change in unrealized appreciation (depreciation)
         on investments                                            4,664              2,378                624                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             6,539              2,368                636               1,956
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         24,607              9,209              4,318           1,937,198
     Participant transfers                                        14,599             41,880             11,840          (1,226,205)
     Participant withdrawals                                      (6,920)            (5,494)            (1,136)           (135,420)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            32,286             45,595             15,022             575,573
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        38,825             47,963             15,658             577,529

NET ASSETS
     Beginning of period                                           2,149                  -                  -              51,523
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         40,974   $         47,963   $         15,658     $       629,052
                                                        =================  =================  =================   =================



                        See Notes to Financial Statements


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                           (CONTINUED)


                                                         PHOENIX-GOODWIN   PHOENIX-GOODWIN
                                                           MULTI-SECTOR      MULTI-SECTOR      PHOENIX-JANUS        PHOENIX-KAYNE
                                                               FIXED          SHORT TERM          FLEXIBLE              RISING
                                                              INCOME             BOND              INCOME              DIVIDENDS
                                                            SUBACCOUNT      SUBACCOUNT(19)       SUBACCOUNT          SUBACCOUNT(8)
                                                        ----------------- -----------------  -----------------    -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            542   $             14   $            214     $            21
     Net realized gain (loss)                                        (74)                 -                237                  32
     Net change in unrealized appreciation (depreciation)
         on investments                                              465                  9               (193)                275
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations               933                 23                258                 328
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         12,329                700              6,683               2,231
     Participant transfers                                         7,003                370              6,767               2,476
     Participant withdrawals                                      (3,490)               (44)            (2,164)               (885)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            15,842              1,026             11,286               3,822
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        16,775              1,049             11,544               4,150
NET ASSETS
     Beginning of period                                           1,159                  -                 55                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         17,934   $          1,049   $         11,599     $         4,150
                                                        =================  =================  =================   =================


                                                          PHOENIX-KAYNE     PHOENIX-LAZARD
                                                            SMALL-CAP       INTERNATIONAL      PHOENIX-LAZARD        PHOENIX-LAZARD
                                                             QUALITY            EQUITY           SMALL-CAP               U.S.
                                                              VALUE             SELECT             VALUE               MULTI-CAP
                                                           SUBACCOUNT(8)     SUBACCOUNT(11)     SUBACCOUNT(8)        SUBACCOUNT(14)
                                                        ----------------- -----------------   -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $             83   $            419   $             11     $            35
     Net realized gain (loss)                                          5                116                138                 185
     Net change in unrealized appreciation (depreciation)
         on investments                                              755              9,259                819                  98
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations               843              9,794                968                 318
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            884             24,019              1,252                 352
     Participant transfers                                         9,958             62,874             13,004               9,167
     Participant withdrawals                                        (424)            (7,020)              (372)               (331)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            10,418             79,873             13,884               9,188
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        11,261             89,667             14,852               9,506

NET ASSETS
     Beginning of period                                               -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         11,261   $         89,667   $         14,852     $         9,506
                                                        =================  =================  =================   =================


                        See Notes to Financial Statements


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                           (CONTINUED)

                                                                                                                    PHOENIX-MFS
                                                          PHOENIX-LORD       PHOENIX-LORD       PHOENIX-LORD         INVESTORS
                                                             ABBETT        ABBETT LARGE-CAP    ABBETT MID-CAP          GROWTH
                                                         BOND-DEBENTURE         VALUE              VALUE               STOCK
                                                         SUBACCOUNT(12)      SUBACCOUNT(2)      SUBACCOUNT(5)        SUBACCOUNT
                                                       -----------------  ------------------ -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            183   $            318   $            113    $             5
     Net realized gain (loss)                                        101                167                236                  7
     Net change in unrealized appreciation (depreciation)
         on investments                                              209              6,281              2,215              1,688
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               493              6,766              2,564              1,700
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          1,480             18,157              2,641             12,381
     Participant transfers                                        13,141             69,985             31,314             21,564 ++
     Participant withdrawals                                        (513)            (5,472)            (4,341)            (3,334)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            14,108             82,670             29,614             30,611
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                        14,601             89,436             32,178             32,311

NET ASSETS
     Beginning of period                                               -                  -                  -                685
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $         14,601   $         89,436   $         32,178    $        32,996
                                                        =================  =================  =================  =================


                                                          PHOENIX-MFS                                             PHOENIX-NORTHERN
                                                           INVESTORS         PHOENIX-MFS      PHOENIX-NORTHERN       NASDAQ-100
                                                             TRUST              VALUE              DOW 30              INDEX(R)
                                                         SUBACCOUNT(17)     SUBACCOUNT(13)       SUBACCOUNT         SUBACCOUNT(3)
                                                       -----------------  ------------------ -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $              -   $            807   $            124    $             -
     Net realized gain (loss)                                         (2)                 9                 24              1,655
     Net change in unrealized appreciation (depreciation)
         on investments                                                2              7,738              1,498              2,970
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations                 -              8,554              1,646              4,625
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            385              5,029              4,162              6,076
     Participant transfers                                          (184)            62,877             16,472             46,670
     Participant withdrawals                                        (167)            (2,013)            (1,526)            (1,338)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                                34             65,893             19,108             51,408
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                            34             74,447             20,754             56,033

NET ASSETS
     Beginning of period                                               -                  -                 26                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $             34   $         74,447   $         20,780     $        56,033
                                                        =================  =================  =================   =================



                        See Notes to Financial Statements


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                           (CONTINUED)

                                                                                                                   PHOENIX-SANFORD
                                                        PHOENIX-OAKHURST   PHOENIX-OAKHURST   PHOENIX-OAKHURST        BERNSTEIN
                                                           GROWTH AND         STRATEGIC           VALUE                 GLOBAL
                                                             INCOME          ALLOCATION           EQUITY                VALUE
                                                          SUBACCOUNT(5)      SUBACCOUNT(6)       SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------ -----------------    -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            252   $            201   $             92     $            44
     Net realized gain (loss)                                         (4)                31                 20                   3
     Net change in unrealized appreciation (depreciation)
         on investments                                            4,575                951              2,333                 424
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             4,823              1,183              2,445                 471
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         17,412              3,912             10,863               1,026
     Participant transfers                                        35,874             19,327             17,416               2,791
     Participant withdrawals                                      (5,802)            (1,856)            (4,588)               (643)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            47,484             21,383             23,691               3,174
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        52,307             22,566             26,136               3,645

NET ASSETS
     Beginning of period                                               -                  -                147                  39
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         52,307   $         22,566   $         26,283     $         3,684
                                                        =================  =================  =================   =================


                                                        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                           BERNSTEIN          BERNSTEIN       PHOENIX-SENECA        PHOENIX-SENECA
                                                            MID-CAP           SMALL-CAP           MID-CAP              STRATEGIC
                                                             VALUE              VALUE             GROWTH                 THEME
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT             SUBACCOUNT
                                                        ----------------- ------------------ -----------------    -----------------
FROM OPERATIONS
     Net investment income (loss)                       $             33   $              -   $              -     $             -
     Net realized gain (loss)                                        610                293                 18                   5
     Net change in unrealized appreciation (depreciation)
         on investments                                            2,338              3,669                235                 787
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             2,981              3,962                253                 792
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          5,753              9,795              2,048               2,766
     Participant transfers                                        13,386              8,085              2,068               1,272
     Participant withdrawals                                      (2,003)            (2,163)            (1,304)               (666)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            17,136             15,717              2,812               3,372
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        20,117             19,679              3,065               4,164

NET ASSETS
     Beginning of period                                           1,426              2,201                374               1,008
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         21,543   $         21,880   $          3,439    $          5,172
                                                        =================  =================  =================   =================



                        See Notes to Financial Statements


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                           (CONTINUED)

                                                          PHOENIX-STATE
                                                         STREET RESEARCH                          AIM V.I.          ALGER AMERICAN
                                                           SMALL-CAP       AIM V.I. CAPITAL       PREMIER              LEVERAGED
                                                             GROWTH          APPRECIATION         EQUITY                 ALLCAP
                                                          SUBACCOUNT(9)      SUBACCOUNT(4)       SUBACCOUNT            SUBACCOUNT
                                                        ----------------- ------------------ -----------------    -----------------
FROM OPERATIONS
     Net investment income (loss)                       $              -   $              -   $              6     $             -
     Net realized gain (loss)                                        823                  1                 29                  20
     Net change in unrealized appreciation (depreciation)
         on investments                                              848              4,013                166               1,045
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             1,671              4,014                201               1,065
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          5,628             16,595              1,237               3,573
     Participant transfers                                        10,957             36,997                689               7,190
     Participant withdrawals                                      (1,826)            (5,173)              (697)             (2,841)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            14,759             48,419              1,229               7,922
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        16,430             52,433              1,430               8,987

NET ASSETS
     Beginning of period                                               -                  -                382                 508
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         16,430   $         52,433   $          1,812     $         9,495
                                                        =================  =================  =================   =================


                                                         FEDERATED FUND     FEDERATED HIGH
                                                            FOR U.S.       INCOME BOND FUND
                                                           GOVERNMENT          FUND II--           VIP               VIP GROWTH
                                                         SECURITIES II      PRIMARY SHARES     CONTRAFUND(R)        OPPORTUNITIES
                                                           SUBACCOUNT        SUBACCOUNT(2)     SUBACCOUNT(4)        SUBACCOUNT(5)
                                                        ----------------- ------------------ -----------------    -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            268   $            120   $              3     $             3
     Net realized gain (loss)                                         29                (21)                40                  15
     Net change in unrealized appreciation (depreciation)
         on investments                                            1,008              1,227             10,469               2,282
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             1,305              1,326             10,512               2,300
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         43,814              8,847             12,546               2,707
     Participant transfers                                        86,952              8,780             85,634              37,732
     Participant withdrawals                                     (14,117)            (3,132)            (5,485)             (1,414)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           116,649             14,495             92,695              39,025
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       117,954             15,821            103,207              41,325

NET ASSETS
     Beginning of period                                           1,789                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        119,743    $        15,821    $       103,207    $         41,325
                                                        =================  =================  =================   =================



                        See Notes to Financial Statements


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                           (CONTINUED)

                                                                                                 TEMPLETON            TEMPLETON
                                                                VIP         MUTUAL SHARES         FOREIGN               GROWTH
                                                              GROWTH          SECURITIES        SECURITIES            SECURITIES
                                                            SUBACCOUNT      SUBACCOUNT(10)     SUBACCOUNT(2)         SUBACCOUNT(9)
                                                        ----------------- ------------------ -----------------    -----------------
FROM OPERATIONS
     Net investment income (loss)                       $              1   $             23   $             43     $            93
     Net realized gain (loss)                                          8                 11                  4                  23
     Net change in unrealized appreciation (depreciation)
         on investments                                            3,238              7,574              1,827              11,916
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             3,247              7,608              1,874              12,032
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         12,768              5,264              8,249               1,480
     Participant transfers                                        30,529             67,303             12,788              96,224
     Participant withdrawals                                      (4,602)            (2,468)            (2,040)             (2,475)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            38,695             70,099             18,997              95,229
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        41,942             77,707             20,871             107,261

NET ASSETS
     Beginning of period                                             435                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         42,377   $         77,707   $         20,871     $       107,261
                                                        =================  =================  =================   =================


                                                          RYDEX VARIABLE    RYDEX VARIABLE     RYDEX VARIABLE        SCUDDER VIT
                                                              TRUST             TRUST           TRUST SECTOR        EAFE(R) EQUITY
                                                              JUNO              NOVA             ROTATION               INDEX
                                                          SUBACCOUNT(18)    SUBACCOUNT(16)     SUBACCOUNT(20)        SUBACCOUNT(8)
                                                        ----------------- -----------------  -----------------    -----------------
FROM OPERATIONS
     Net investment income (loss)                       $              -   $              -   $              -     $             -
     Net realized gain (loss)                                         45                  1                  1                  30
     Net change in unrealized appreciation (depreciation)
         on investments                                             (272)             1,070                 39                 729
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations              (227)             1,071                 40                 759
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                242                  -                 418
     Participant transfers                                         8,188             12,290              1,349               3,496
     Participant withdrawals                                        (202)              (340)               (45)               (260)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             7,986             12,192              1,304               3,654
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         7,759             13,263              1,344               4,413

NET ASSETS
     Beginning of period                                               -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $          7,759   $         13,263   $          1,344     $         4,413
                                                        =================  =================  =================   =================



                        See Notes to Financial Statements


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                           (CONTINUED)


                                                          SCUDDER VIT                                                   WANGER
                                                           EQUITY 500                          WANGER FOREIGN        INTERNATIONAL
                                                             INDEX            TECHNOLOGY           FORTY               SMALL CAP
                                                          SUBACCOUNT(6)       SUBACCOUNT       SUBACCOUNT(15)        SUBACCOUNT(4)
                                                        ----------------- ------------------ -----------------    -----------------
FROM OPERATIONS
     Net investment income (loss)                       $             27   $              -   $              -     $             1
     Net realized gain (loss)                                         14                 13                 13                  18
     Net change in unrealized appreciation (depreciation)
         on investments                                            9,320                284                240               5,381
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             9,361                297                253               5,400
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          7,957                833              1,039              10,344
     Participant transfers                                        92,241              3,367              2,183              27,883
     Participant withdrawals                                     (11,079)              (521)              (231)             (3,590)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            89,119              3,679              2,991              34,637
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        98,480              3,976              3,244              40,037
NET ASSETS
     Beginning of period                                               -                 38                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         98,480   $          4,014   $          3,244     $        40,037
                                                        =================  =================  =================   =================



                        See Notes to Financial Statements


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                           (CONTINUED)

                                                                              WANGER U.S.
                                                              WANGER            SMALLER
                                                              TWENTY           COMPANIES
                                                            SUBACCOUNT        SUBACCOUNT
                                                        ----------------- ------------------
FROM OPERATIONS
     Net investment income (loss)                       $              -   $             -
     Net realized gain (loss)                                         30                 25
     Net change in unrealized appreciation (depreciation)
         on investments                                            1,095              3,589
                                                        -----------------  -----------------
     Net increase (decrease) resulting from operations             1,125              3,614
                                                        -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          7,602             12,832
     Participant transfers                                         8,613             18,732
     Participant withdrawals                                      (3,386)            (4,844)
                                                        -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            12,829             26,720
                                                        -----------------  -----------------
     Net increase (decrease) in net assets                        13,954             30,334
NET ASSETS
     Beginning of period                                           1,698                611
                                                        -----------------  -----------------
     End of period                                      $         15,652   $         30,945
                                                        =================  =================





+   Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++  Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on
    February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception January 6, 2003 to December 31, 2003.              (12) From inception April 15, 2003 to December 31, 2003.
(2) From inception January 21, 2003 to December 31, 2003.             (13) From inception April 28, 2003 to December 31, 2003.
(3) From inception January 27, 2003 to December 31, 2003.             (14) From inception May 5, 2003 to December 31, 2003.
(4) From inception January 28, 2003 to December 31, 2003.             (15) From inception May 27, 2003 to December 31, 2003.
(5) From inception January 31, 2003 to December 31, 2003.             (16) From inception June 4, 2003 to December 31, 2003.
(6) From inception February 3, 2003 to December 31, 2003.             (17) From inception June 16, 2003 to December 31, 2003.
(7) From inception February 28, 2003 to December 31, 2003.            (18) From inception June 30, 2003 to December 31, 2003.
(8) From inception March 3, 2003 to December 31, 2003.                (19) From inception August 8, 2003 to December 31, 2003.
(9) From inception March 14, 2003 to December 31, 2003.               (20) From inception October 27, 2003 to December 31, 2003.
(10) From inception March 19, 2003 to December 31, 2003.              (21) From inception November 10, 2003 to December 31, 2003.
(11) From inception March 20, 2003 to December 31, 2003.


                        See Notes to Financial Statements

                             THE PHOENIX EDGE(R)-VUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The PHLVIC Variable Universal Life Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account is used to fund benefits for variable life products issued by Phoenix, including The Phoenix Edge(R)-VUL (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 48 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account.

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Growth Series                               Long-term growth of capital and future income rather
(formerly, Phoenix-MFS Investors Growth Stock Series)   than current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap      Long-term capital growth
Growth Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Growth and Income Series               Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth      Long-term growth of capital
Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series            High total return over an extended period of time consistent
(formerly, Phoenix-Oakhurst Strategic Allocation        with prudent investment risk
Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Value Equity Series                    Long-term capital appreciation with current income as a
(formerly, Phoenix-Oakhurst Value Equity Series)        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series     changes in the series' net asset value per share caused
                                                        by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series        small-capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-------------------------------------------------------------------------------------------------------------------------

                             THE PHOENIX EDGE(R)-VUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex Variable Trust Juno Fund                          instruments or futures contract on a specified debt
                                                        instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current
Rydex Variable Trust Nova Fund                          benchmark is 150% of the performance of the S&P 500(R) Index
                                                        (the "underlying index").
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital
Scudder VIT EAFE(R) Equity Index Fund                   International EAFE(R) Index which emphasizes stocks of
                                                        companies in major markets in Europe, Australasia and the Far
                                                        East
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Select                             Long-term growth of capital
(formerly, Wanger Foreign Forty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Select                                           Long-term growth of capital
(formerly, Wanger Twenty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUNITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annunitization) period.

                             THE PHOENIX EDGE(R)-VUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
   Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                              $         256,147                     $          9,211
      Phoenix-AIM Growth Series                                                    183,850                               20,596
      Phoenix-Alger Small-Cap Growth Series                                        142,282                               10,002
      Phoenix-Alliance/Bernstein Enhanced Index Series                              47,892                                1,914
      Phoenix-Duff & Phelps Real Estate Securities Series                          450,405                               41,377
      Phoenix-Engemann Capital Growth Series                                       278,079                               15,255
      Phoenix-Engemann Growth and Income Series                                    494,873                               21,513
      Phoenix-Engemann Small-Cap Growth Series                                     137,930                               15,011
      Phoenix-Engemann Strategic Allocation Series                                 169,147                               12,032
      Phoenix-Engemann Value Equity Series                                         189,604                                9,748
      Phoenix-Goodwin Money Market Series                                        4,967,978                            4,218,569
      Phoenix-Goodwin Multi-Sector Fixed Income Series                             361,782                               20,856
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                           24,965                                3,895
      Phoenix-Kayne Rising Dividends Series                                         41,003                                3,037
      Phoenix-Kayne Small-Cap Quality Value Series                                  17,384                                2,778
      Phoenix-Lazard International Equity Select Series                            594,688                               33,484
      Phoenix-Lazard Small-Cap Value Series                                         53,007                                3,826
      Phoenix-Lord Abbett Bond-Debenture Series                                     94,024                                3,630
      Phoenix-Lord Abbett Large-Cap Value Series                                   536,863                               35,421
      Phoenix-Lord Abbett Mid-Cap Value Series                                     117,480                               30,322
      Phoenix-Northern Dow 30 Series                                                81,140                                5,534
      Phoenix-Northern Nasdaq-100 Index(R) Series                                  204,724                               46,416
      Phoenix-Sanford Bernstein Mid-Cap Value Series                               196,084                               12,742
      Phoenix-Sanford Bernstein Small-Cap Value Series                             152,909                                6,229
      Phoenix-Seneca Mid-Cap Growth Series                                          59,701                                3,940
      Phoenix-Seneca Strategic Theme Series                                         19,183                                1,526

                             THE PHOENIX EDGE(R)-VUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                                 $         265,583                     $         17,315
      AIM V.I. Mid-Cap Core Equity Fund                                             32,865                                  307
      AIM V.I. Premier Equity Fund                                                  90,890                                8,541

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                     55,806                                5,632

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                             547,424                               60,897
      Federated High Income Bond Fund II -- Primary Shares                         128,294                               15,128

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                  357,679                               17,322
      VIP Growth Opportunities Portfolio                                            77,299                                5,470
      VIP Growth Portfolio                                                         380,644                               18,798

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                150,019                                6,824
      Templeton Foreign Securities Fund                                            159,826                               19,569
      Templeton Growth Securities Fund                                             110,994                                9,748

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                                73,242                               56,158
      Rydex Variable Trust Nova Fund                                                22,912                                9,901
      Rydex Variable Trust Sector Rotation Fund                                     10,440                                  567

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                         77,371                                4,872
      Scudder VIT Equity 500 Index Fund                                            588,476                              112,825

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                          36,818                               12,695

WANGER ADVISORS TRUST
---------------------
      Wanger International Select                                                   28,767                                3,507
      Wanger International Small Cap                                               321,814                               11,937
      Wanger Select                                                                 88,797                               11,660
      Wanger U.S. Smaller Companies                                                251,988                               24,186

                                                       THE PHOENIX EDGE(R)-VUL
                                               PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
   A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003 and 2002 follows:

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(5)
     Accumulation units outstanding                                                 101,927             7,661               27
     Unit value                                                                   $2.829653         $2.342769        $1.776646
     Net assets (thousands)                                                            $288               $18               $0 **
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          5.16%             2.70%                - *
     Total return                                                                    20.78%            31.86%            5.56%


     PHOENIX-AIM GROWTH SERIES(2)
     Accumulation units outstanding                                                  91,150            15,292              384
     Unit value                                                                   $2.248647         $2.157836        $1.785920
     Net assets (thousands)                                                            $205               $33               $1
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          0.17%                 -                - *
     Total return                                                                     4.21%            20.82%           (2.05%)


     PHOENIX-ALGER SMALL-CAP GROWTH SERIES(19)
     Accumulation units outstanding                                                  49,743             5,310                -
     Unit value                                                                   $3.159289         $3.093652                -
     Net assets (thousands)                                                            $157               $16                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                              -                 - *              -
     Total return                                                                     2.12%            61.38%                -


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(28)
     Accumulation units outstanding                                                  19,919               540                -
     Unit value                                                                   $2.469397         $2.248261                -
     Net assets (thousands)                                                             $49                $1                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          3.44%             4.96% *              -
     Total return                                                                     9.84%             6.06%                -


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(2)
     Accumulation units outstanding                                                 136,766            15,157            1,099
     Unit value                                                                   $3.640957         $2.703176        $1.955035
     Net assets (thousands)                                                            $498               $41               $2
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          2.80%             4.22%            5.25% *
     Total return                                                                    34.69%            38.27%           (0.23%)

                                                       THE PHOENIX EDGE(R)-VUL
                                               PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(11)
     Accumulation units outstanding                                                 128,925            20,298                -
     Unit value                                                                   $2.480486         $2.363015                -
     Net assets (thousands)                                                            $320               $48                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          1.32%                 - *              -
     Total return                                                                     4.97%            20.55%                -


     PHOENIX-ENGEMANN GROWTH AND INCOME SERIES(15)
     Accumulation units outstanding                                                 224,310            23,172                -
     Unit value                                                                   $2.493825         $2.257357                -
     Net assets (thousands)                                                            $559               $52                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          1.88%             1.77% *              -
     Total return                                                                    10.48%            31.16%                -


     PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES(17)
     Accumulation units outstanding                                                  50,645             5,571                -
     Unit value                                                                   $3.083044         $2.810570                -
     Net assets (thousands)                                                            $156               $16                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                              -                 - *              -
     Total return                                                                     9.69%            57.84%                -


     PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES(16)
     Accumulation units outstanding                                                  73,166             9,832                -
     Unit value                                                                   $2.466245         $2.295048                -
     Net assets (thousands)                                                            $180               $23                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          3.61%             4.30% *              -
     Total return                                                                     7.46%            21.36%                -


     PHOENIX-ENGEMANN VALUE EQUITY SERIES(8)
     Accumulation units outstanding                                                  96,193            12,721               88
     Unit value                                                                   $2.332869         $2.066041        $1.667851
     Net assets (thousands)                                                            $224               $26               $0 **
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          1.50%             1.02%            3.35% *
     Total return                                                                    12.91%            23.87%            5.07%

                                                       THE PHOENIX EDGE(R)-VUL
                                               PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-GOODWIN MONEY MARKET SERIES(1)
     Accumulation units outstanding                                                 674,600           310,291           25,589
     Unit value                                                                   $2.043375         $2.027297        $2.013516
     Net assets (thousands)                                                          $1,378              $629              $52
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          0.86%             0.62%            1.12% *
     Total return                                                                     0.79%             0.68%            0.40%


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(7)
     Accumulation units outstanding                                                 139,055             7,324              542
     Unit value                                                                   $2.616115         $2.448708        $2.137203
     Net assets (thousands)                                                            $364               $18               $1
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          7.55%             7.70%            9.05% *
     Total return                                                                     6.84%            14.58%            4.15%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(26)
     Accumulation units outstanding                                                  20,647             1,020                -
     Unit value                                                                   $1.084540         $1.029611                -
     Net assets (thousands)                                                             $22                $1                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          5.18%             7.01% *              -
     Total return                                                                     5.33%             4.94%                -


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(18)
     Accumulation units outstanding                                                  17,541             1,805                -
     Unit value                                                                   $2.420591         $2.299697                -
     Net assets (thousands)                                                             $42                $4                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          3.09%             1.51% *              -
     Total return                                                                     5.26%            26.06%                -


     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(18)
     Accumulation units outstanding                                                   9,844             4,635                -
     Unit value                                                                   $3.053844         $2.429775                -
     Net assets (thousands)                                                             $30               $11                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          1.13%             3.89% *              -
     Total return                                                                    25.68%            34.08%                -

                                                       THE PHOENIX EDGE(R)-VUL
                                               PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(21)
     Accumulation units outstanding                                                 251,709            36,059                -
     Unit value                                                                   $2.880980         $2.486691                -
     Net assets (thousands)                                                            $725               $90                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          1.79%             2.05% *              -
     Total return                                                                    15.86%            34.26%                -


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(18)
     Accumulation units outstanding                                                  21,194             5,459                -
     Unit value                                                                   $3.110916         $2.720055                -
     Net assets (thousands)                                                             $66               $15                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                              -             0.41% *              -
     Total return                                                                    14.37%            45.93%                -


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(22)
     Accumulation units outstanding                                                  38,886             5,829                -
     Unit value                                                                   $2.716053         $2.504999                -
     Net assets (thousands)                                                            $106               $15                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          6.54%             6.44% *              -
     Total return                                                                     8.43%            12.48%                -


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(12)
     Accumulation units outstanding                                                 220,809            34,598                -
     Unit value                                                                   $2.911965         $2.584992                -
     Net assets (thousands)                                                            $643               $89                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          1.60%             1.95% *              -
     Total return                                                                    12.65%            30.44%                -


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(15)
     Accumulation units outstanding                                                  44,959            12,921                -
     Unit value                                                                   $3.093917         $2.490289                -
     Net assets (thousands)                                                            $139               $32                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          0.67%             1.88% *              -
     Total return                                                                    24.24%            29.69%                -

                                                       THE PHOENIX EDGE(R)-VUL
                                               PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-NORTHERN DOW 30 SERIES(9)
     Accumulation units outstanding                                                  40,838             8,993               14
     Unit value                                                                   $2.418535         $2.310610        $1.813636
     Net assets (thousands)                                                             $99               $21               $0 **
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          2.21%             2.84%                - *
     Total return                                                                     4.67%            27.40%           (6.52%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(13)
     Accumulation units outstanding                                                  76,975            20,151                -
     Unit value                                                                   $3.059887         $2.780731                -
     Net assets (thousands)                                                            $236               $56                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          1.12%                 - *              -
     Total return                                                                    10.04%            48.60%                -


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(2)
     Accumulation units outstanding                                                  73,281             8,844              825
     Unit value                                                                   $2.933200         $2.436089        $1.728041
     Net assets (thousands)                                                            $215               $22               $1
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          0.29%             0.50%            3.21% *
     Total return                                                                    20.41%            40.97%           (1.48%)


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(2)
     Accumulation units outstanding                                                  58,840             9,003            1,303
     Unit value                                                                   $2.981506         $2.430414        $1.689442
     Net assets (thousands)                                                            $175               $22               $2
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                              -                 -            2.57% *
     Total return                                                                    22.67%            43.86%           (1.96%)


     PHOENIX-SENECA MID-CAP GROWTH SERIES(4)
     Accumulation units outstanding                                                  28,578             1,685              236
     Unit value                                                                   $2.178611         $2.041378        $1.584518
     Net assets (thousands)                                                             $62                $3               $0 **
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                              -                 -                - *
     Total return                                                                     6.72%            28.83%           (2.84%)

                                                       THE PHOENIX EDGE(R)-VUL
                                               PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     PHOENIX-SENECA STRATEGIC THEME SERIES(2)
     Accumulation units outstanding                                                   9,810             2,261              605
     Unit value                                                                   $2.411488         $2.287152        $1.666294
     Net assets (thousands)                                                             $24                $5               $1
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                              -                 -            0.00% ***
     Total return                                                                     5.44%            37.26%           (3.71%)


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(9)
     Accumulation units outstanding                                                 131,474            23,002                -
     Unit value                                                                   $2.430637         $2.279585                -
     Net assets (thousands)                                                            $320               $52                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                              -                 -                -
     Total return                                                                     6.63%            32.26% *              -


     AIM V.I. MID-CAP CORE EQUITY FUND(29)
     Accumulation units outstanding                                                  31,377                 -                -
     Unit value                                                                   $1.017525                 -                -
     Net assets (thousands)                                                             $32                 -                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          1.79% *               -                -
     Total return                                                                     1.98%                 -                -


     AIM V.I. PREMIER EQUITY FUND(4)
     Accumulation units outstanding                                                  38,073               824              217
     Unit value                                                                   $2.329141         $2.202035        $1.760508
     Net assets (thousands)                                                             $89                $2               $0 **
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          1.18%             0.73%            1.28% *
     Total return                                                                     5.77%            25.08%            1.84%


THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(3)
     Accumulation units outstanding                                                  27,845             4,331              312
     Unit value                                                                   $2.371432         $2.191959        $1.626996
     Net assets (thousands)                                                             $66                $9               $1
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                              -                 -                - *
     Total return                                                                     8.19%            34.72%           (1.42%)

                                                       THE PHOENIX EDGE(R)-VUL
                                               PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------

FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II (2)
     Accumulation units outstanding                                                 274,569            55,656              851
     Unit value                                                                   $2.229144         $2.151477        $2.101754
     Net assets (thousands)                                                            $612              $120               $2
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          2.23%             0.75%                - *
     Total return                                                                     3.61%             2.37%            1.78%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(12)
     Accumulation units outstanding                                                  50,295             6,464                -
     Unit value                                                                   $2.703826         $2.447803                -
     Net assets (thousands)                                                            $136               $16                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          2.42%             1.55% *              -
     Total return                                                                    10.46%            19.68%                -


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(14)
     Accumulation units outstanding                                                 183,311            44,038                -
     Unit value                                                                   $2.703073         $2.343595                -
     Net assets (thousands)                                                            $496              $103                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          0.12%             0.01% *              -
     Total return                                                                    15.34%            32.46%                -


     VIP GROWTH OPPORTUNITIES PORTFOLIO(15)
     Accumulation units outstanding                                                  47,768            17,802                -
     Unit value                                                                   $2.485264         $2.321387                -
     Net assets (thousands)                                                            $119               $41                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          0.35%             0.03% *              -
     Total return                                                                     7.06%            33.54%                -


     VIP GROWTH PORTFOLIO(3)
     Accumulation units outstanding                                                 181,803            18,671              254
     Unit value                                                                   $2.343649         $2.269575        $1.709264
     Net assets (thousands)                                                            $426               $42               $0 **
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          0.05%             0.01%                - *
     Total return                                                                     3.26%            32.78%            6.24%

                                                       THE PHOENIX EDGE(R)-VUL
                                               PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(20)
     Accumulation units outstanding                                                  94,110            34,068                -
     Unit value                                                                   $2.569074         $2.280933                -
     Net assets (thousands)                                                            $242               $78                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          0.59%             0.10% *              -
     Total return                                                                    12.63%            27.81%                -


     TEMPLETON FOREIGN SECURITIES FUND(12)
     Accumulation units outstanding                                                  69,282             9,368                -
     Unit value                                                                   $2.640772         $2.227969                -
     Net assets (thousands)                                                            $183               $21                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          0.63%             0.96% *              -
     Total return                                                                    18.53%            30.82%                -


     TEMPLETON GROWTH SECURITIES FUND(19)
     Accumulation units outstanding                                                  88,579            47,477                -
     Unit value                                                                   $2.621223         $2.259174                -
     Net assets (thousands)                                                            $232              $107                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          1.12%             0.31% *              -
     Total return                                                                    16.03%            46.06%                -


THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST JUNO FUND(25)
     Accumulation units outstanding                                                  19,691             7,324                -
     Unit value                                                                   $0.946334         $1.059319                -
     Net assets (thousands)                                                             $19                $8                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                              -                 - *              -
     Total return                                                                   (10.67%)            5.08%                -


     RYDEX VARIABLE TRUST NOVA FUND(24)
     Accumulation units outstanding                                                  21,052            10,836                -
     Unit value                                                                   $1.403098         $1.224107                -
     Net assets (thousands)                                                             $30               $13                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          0.05%                 - *              -
     Total return                                                                    14.62%            18.98%                -

                                                       THE PHOENIX EDGE(R)-VUL
                                               PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     RYDEX VARIABLE TRUST SECTOR ROTATION FUND(27)
     Accumulation units outstanding                                                   9,680             1,158                -
     Unit value                                                                   $1.285714         $1.161291                -
     Net assets (thousands)                                                             $12                $1                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                              -                 - *              -
     Total return                                                                    10.71%             4.24%                -


SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(18)
     Accumulation units outstanding                                                  32,836             1,932                -
     Unit value                                                                   $2.719940         $2.284401                -
     Net assets (thousands)                                                             $89                $4                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          0.88%                 - *              -
     Total return                                                                    19.07%            41.44%                -


     SCUDDER VIT EQUITY 500 INDEX FUND(16)
     Accumulation units outstanding                                                 242,020            42,977                -
     Unit value                                                                   $2.534170         $2.291463                -
     Net assets (thousands)                                                            $613               $98                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          1.19%             0.08% *              -
     Total return                                                                    10.59%            31.00%                -


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(6)
     Accumulation units outstanding                                                  11,353             1,556               22
     Unit value                                                                   $2.537091         $2.579497        $1.745581
     Net assets (thousands)                                                             $29                $4               $0 **
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                              -                 -                - *
     Total return                                                                    (1.64%)           47.77%           22.89%


WANGER ADVISORS TRUST
---------------------
     WANGER INTERNATIONAL SELECT(23)
     Accumulation units outstanding                                                  10,258             1,279                -
     Unit value                                                                   $3.153946         $2.536611                -
     Net assets (thousands)                                                             $32                $3                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          0.18%                 - *              -
     Total return                                                                    24.34%            31.84%                -

                                                       THE PHOENIX EDGE(R)-VUL
                                               PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
    WANGER INTERNATIONAL SMALL CAP(14)
     Accumulation units outstanding                                                 125,747            16,093                -
     Unit value                                                                   $3.241060         $2.487948                -
     Net assets (thousands)                                                            $408               $40                -
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                          0.31%             0.01% *              -
     Total return                                                                    30.27%            49.77%                -


     WANGER SELECT(10)
     Accumulation units outstanding                                                  34,588             6,100              865
     Unit value                                                                   $3.061024         $2.565709        $1.962656
     Net assets (thousands)                                                            $106               $16               $2
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                              -                 -                - *
     Total return                                                                    19.31%            30.73%           (0.42%)

                                                       THE PHOENIX EDGE(R)-VUL
                                               PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2004              2003             2002
----------                                                                     -------------     -------------    -------------
     WANGER U.S. SMALLER COMPANIES(3)
     Accumulation units outstanding                                                  96,472            12,134              343
     Unit value                                                                   $3.017796         $2.550264        $1.780664
     Net assets (thousands)                                                            $291               $31               $1
     Mortality and expense ratio                                                          -                 -                -
     Investment income ratio                                                              -                 -                - *
     Total return                                                                    18.33%            43.22%           12.18%




MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account.
The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception September 3, 2002 to December 31, 2002.          (17) From inception February 28, 2003 to December 31, 2003.
(2) From inception September 4, 2002 to December 31, 2002.          (18) From inception March 3, 2003 to December 31, 2003.
(3) From inception September 24, 2002 to December 31, 2002.         (19) From inception March 14, 2003 to December 31, 2003.
(4) From inception September 26, 2002 to December 31, 2002.         (20) From inception March 19, 2003 to December 31, 2003.
(5) From inception September 27, 2002 to December 31, 2002.         (21) From inception March 20, 2003 to December 31, 2003.
(6) From inception September 30, 2002 to December 31, 2002.         (22) From inception April 15, 2003 to December 31, 2003.
(7) From inception October 2, 2002 to December 31, 2002.            (23) From inception May 27, 2003 to December 31, 2003.
(8) From inception October 3, 2002 to December 31, 2002.            (24) From inception June 4, 2003 to December 31, 2003.
(9) From inception November 27, 2002 to December 31, 2002.          (25) From inception June 30, 2003 to December 31, 2003.
(10) From inception December 20, 2002 to December 31, 2002.         (26) From inception August 8, 2003 to December 31, 2003.
(11) From inception January 6, 2003 to December 31, 2003.           (27) From inception October 27, 2003 to December 31, 2003.
(12) From inception January  21, 2003 to December 31, 2003.         (28) From inception November 10, 2003 to December 31, 2003.
(13) From inception January 27, 2003 to December 31, 2003.          (29) From inception December 3, 2004 to December 31, 2004.
(14) From inception January 28, 2003 to December 31, 2003.          * Annualized.
(15) From inception January 31, 2003 to December 31, 2003.          ** Amount is less than $500.
(16) From inception February 3, 2003 to December 31, 2003.          *** Net investment income ratio is less than 0.00%.

                                                       THE PHOENIX EDGE(R)-VUL
                                               PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        SUBACCOUNT
                                                        --------------------------------------------------------------------------

                                                            PHOENIX-                            PHOENIX-ALGER    PHOENIX-ALLIANCE/
                                                            ABERDEEN          PHOENIX-AIM         SMALL-CAP          BERNSTEIN
                                                          INTERNATIONAL         GROWTH             GROWTH          ENHANCED INDEX
                                                             SERIES             SERIES             SERIES             SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period              7,661             15,292              5,310                540
Participant deposits                                            37,345             51,336             18,854              1,940
Participant transfers                                           60,876(e)          35,514             30,341             18,179
Participant withdrawals                                         (3,955)           (10,992)            (4,762)              (740)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                  101,927             91,150             49,743             19,919
                                                        ==========================================================================

                                                                                                  PHOENIX-            PHOENIX-
                                                          PHOENIX-DUFF &        PHOENIX-          ENGEMANN            ENGEMANN
                                                           PHELPS REAL          ENGEMANN         GROWTH AND           SMALL-CAP
                                                        ESTATE SECURITIES    CAPITAL GROWTH        INCOME              GROWTH
                                                             SERIES             SERIES             SERIES              SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period             15,157             20,298             23,172              5,571
Participant deposits                                            69,716             65,256             99,269             13,745
Participant transfers                                           65,036             53,866(c)         119,775(b)          35,050
Participant withdrawals                                        (13,143)           (10,495)           (17,906)            (3,721)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                  136,766            128,925            224,310             50,645
                                                        ==========================================================================

                                                            PHOENIX-                                                   PHOENIX-
                                                            ENGEMANN            PHOENIX-          PHOENIX-          GOODWIN MULTI-
                                                            STRATEGIC        ENGEMANN VALUE     GOODWIN MONEY        SECTOR FIXED
                                                           ALLOCATION            EQUITY            MARKET               INCOME
                                                             SERIES              SERIES            SERIES               SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period              9,832             12,721            310,291              7,324
Participant deposits                                            30,222             23,906          2,900,548             50,273
Participant transfers                                           39,160             65,453(d)      (2,404,169)            90,096(a)
Participant withdrawals                                         (6,048)            (5,887)          (132,070)            (8,638)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                   73,166             96,193            674,600            139,055
                                                        ==========================================================================

                                                            PHOENIX-
                                                         GOODWIN MULTI-                         PHOENIX-KAYNE      PHOENIX-LAZARD
                                                          SECTOR SHORT       PHOENIX-KAYNE        SMALL-CAP         INTERNATIONAL
                                                           TERM BOND       RISING DIVIDENDS     QUALITY VALUE       EQUITY SELECT
                                                             SERIES             SERIES             SERIES               SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period              1,020              1,805              4,635             36,059
Participant deposits                                             7,983              6,830              3,310             99,725
Participant transfers                                           13,361             10,440              3,124            139,496
Participant withdrawals                                         (1,717)            (1,534)            (1,225)           (23,571)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                   20,647             17,541              9,844            251,709
                                                        ==========================================================================


                                                       THE PHOENIX EDGE(R)-VUL
                                               PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                        SUBACCOUNT
                                                        --------------------------------------------------------------------------

                                                                             PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD
                                                          PHOENIX-LAZARD     ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP
                                                         SMALL-CAP VALUE      DEBENTURE            VALUE               VALUE
                                                              SERIES            SERIES             SERIES              SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period              5,459              5,829             34,598             12,921
Participant deposits                                             5,636             10,579             74,352             24,339
Participant transfers                                           11,695             24,652            129,650             15,619
Participant withdrawals                                         (1,596)            (2,174)           (17,791)            (7,920)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                   21,194             38,886            220,809             44,959
                                                        ==========================================================================

                                                                               PHOENIX-
                                                                               NORTHERN        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                             PHOENIX-         NASDAQ-100        BERNSTEIN MID-    BERNSTEIN SMALL-
                                                          NORTHERN DOW 30      INDEX(R)           CAP VALUE          CAP VALUE
                                                              SERIES            SERIES              SERIES             SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period              8,993             20,151              8,844              9,003
Participant deposits                                            27,660             15,674             25,161             14,680
Participant transfers                                            8,034             46,568             45,314             38,528
Participant withdrawals                                         (3,849)            (5,418)            (6,038)            (3,371)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                   40,838             76,975             73,281             58,840
                                                        ==========================================================================

                                                          PHOENIX-SENECA     PHOENIX-SENECA   AIM V.I. CAPITAL   AIM V.I. MID-CAP
                                                          MID-CAP GROWTH    STRATEGIC THEME     APPRECIATION        CORE EQUITY
                                                              SERIES             SERIES             FUND               FUND
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period              1,685              2,261             23,002                  -
Participant deposits                                            13,598              4,666             65,365              1,108
Participant transfers                                           16,151              3,718             57,020             30,747(f)
Participant withdrawals                                         (2,856)              (835)           (13,913)              (478)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                   28,578              9,810            131,474             31,377
                                                        ==========================================================================


                                                                             ALGER AMERICAN     FEDERATED FUND    FEDERATED HIGH
                                                         AIM V.I. PREMIER       LEVERAGED          FOR U.S.         INCOME BOND
                                                             EQUITY              ALLCAP          GOVERNMENT          FUND II --
                                                              FUND              PORTFOLIO       SECURITIES II     PRIMARY SHARES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                824              4,331             55,656              6,464
Participant deposits                                            13,834             11,612            113,412             17,779
Participant transfers                                           26,382             15,407            130,340             29,614
Participant withdrawals                                         (2,967)            (3,505)           (24,839)            (3,562)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                   38,073             27,845            274,569             50,295
                                                        ==========================================================================


                                                       THE PHOENIX EDGE(R)-VUL
                                               PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)


                                                                                        SUBACCOUNT
                                                        --------------------------------------------------------------------------

                                                                               VIP GROWTH                          MUTUAL SHARES
                                                         VIP CONTRAFUND(R)    OPPORTUNITIES      VIP GROWTH          SECURITIES
                                                            PORTFOLIO           PORTFOLIO        PORTFOLIO              FUND
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period             44,038             17,802             18,671             34,068
Participant deposits                                            50,871             23,259             64,115             23,505
Participant transfers                                           99,403              9,934            114,325             41,647
Participant withdrawals                                        (11,001)            (3,227)           (15,308)            (5,110)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                  183,311             47,768            181,803             94,110
                                                        ==========================================================================

                                                            TEMPLETON           TEMPLETON      RYDEX VARIABLE     RYDEX VARIABLE
                                                             FOREIGN             GROWTH            TRUST               TRUST
                                                            SECURITIES          SECURITIES          JUNO                NOVA
                                                               FUND                FUND             FUND                FUND
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period              9,368             47,477              7,324             10,836
Participant deposits                                            29,493             15,772             35,323              7,527
Participant transfers                                           35,708             29,685            (17,230)            11,588
Participant withdrawals                                         (5,287)            (4,355)            (5,726)            (8,899)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                   69,282             88,579             19,691             21,052
                                                        ==========================================================================

                                                         RYDEX VARIABLE        SCUDDER VIT        SCUDDER VIT
                                                          TRUST SECTOR        EAFE(R) EQUITY       EQUITY 500
                                                            ROTATION              INDEX              INDEX           TECHNOLOGY
                                                              FUND                FUND               FUND            PORTFOLIO
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period              1,158              1,932             42,977              1,556
Participant deposits                                             7,472              5,841             94,639              7,439
Participant transfers                                            1,625             26,951            125,040              3,707
Participant withdrawals                                           (575)            (1,888)           (20,636)            (1,349)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                    9,680             32,836            242,020             11,353
                                                        ==========================================================================

                                                             WANGER              WANGER                             WANGER U.S.
                                                          INTERNATIONAL       INTERNATIONAL         WANGER            SMALLER
                                                             SELECT             SMALL CAP           SELECT           COMPANIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period              1,279             16,093              6,100             12,134
Participant deposits                                             4,073             44,979             11,584             29,586
Participant transfers                                            6,158             74,665             20,773             64,695
Participant withdrawals                                         (1,252)            (9,990)            (3,869)            (9,943)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                   10,258            125,747             34,588             96,472
                                                        ==========================================================================

(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

                                                       THE PHOENIX EDGE(R)-VUL
                                               PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                          PHOENIX-                           PHOENIX-ALLIANCE/
                                                          ABERDEEN          PHOENIX-AIM         BERNSTEIN        PHOENIX-ALLIANCE/
                                                        INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX     BERNSTEIN GROWTH
                                                           SERIES              SERIES             SERIES          + VALUE SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                 27                   -                  -                 388
Participant deposits                                             3,637                 369                 37               1,938
Participant transfers                                            4,997               1,839                538               4,192
Participant withdrawals                                         (1,000)               (302)               (35)               (297)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    7,661               1,906                540               6,221
                                                      ============================================================================

                                                        PHOENIX-DUFF &        PHOENIX-          PHOENIX-
                                                         PHELPS REAL          ENGEMANN        ENGEMANN SMALL        PHOENIX-
                                                      ESTATE SECURITIES    CAPITAL GROWTH       & MID-CAP         GOODWIN MONEY
                                                           SERIES              SERIES          GROWTH SERIES      MARKET SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period              1,099                   -                  -              25,589
Participant deposits                                            10,563               4,257              1,651             957,381
Participant transfers                                            6,432              18,545              4,348            (605,748)
Participant withdrawals                                         (2,937)             (2,504)              (428)            (66,931)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   15,157              20,298              5,571             310,291
                                                      ============================================================================

                                                           PHOENIX-           PHOENIX-
                                                        GOODWIN MULTI-      GOODWIN MULTI-
                                                         SECTOR FIXED       SECTOR SHORT       PHOENIX-JANUS      PHOENIX-KAYNE
                                                            INCOME            TERM BOND       FLEXIBLE INCOME    RISING DIVIDENDS
                                                            SERIES              SERIES             SERIES             SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                542                   -                 26                   -
Participant deposits                                             5,349                 693              3,012               1,072
Participant transfers                                            2,934                 371              3,029               1,145
Participant withdrawals                                         (1,501)                (44)              (969)               (412)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    7,324               1,020              5,098               1,805
                                                      ============================================================================

                                                        PHOENIX-KAYNE       PHOENIX-LAZARD
                                                          SMALL-CAP         INTERNATIONAL     PHOENIX-LAZARD     PHOENIX-LAZARD
                                                        QUALITY VALUE       EQUITY SELECT     SMALL-CAP VALUE    U.S. MULTI-CAP
                                                           SERIES               SERIES            SERIES             SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                  -                   -                  -                   -
Participant deposits                                               385              10,744                509                 147
Participant transfers                                            4,431              28,433              5,096               3,658
Participant withdrawals                                           (181)             (3,118)              (146)               (134)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    4,635              36,059              5,459               3,671
                                                      ============================================================================


                                                       THE PHOENIX EDGE(R)-VUL
                                               PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                         PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD       PHOENIX-MFS
                                                         ABBETT BOND      ABBETT LARGE-CAP     ABBETT MID-CAP    INVESTORS GROWTH
                                                       DEBENTURE SERIES     VALUE SERIES        VALUE SERIES       STOCK SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                  -                   -                  -                 384
Participant deposits                                               619               7,717              1,220               6,085
Participant transfers                                            5,421              29,184             13,572              10,463
Participant withdrawals                                           (211)             (2,303)            (1,871)             (1,640)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    5,829              34,598             12,921              15,292
                                                      ============================================================================

                                                                                                                    PHOENIX-
                                                                                                                    NORTHERN
                                                         PHOENIX-MFS                            PHOENIX-            NASDAQ-100
                                                       INVESTORS TRUST      PHOENIX-MFS      NORTHERN DOW 30         INDEX(R)
                                                           SERIES           VALUE SERIES         SERIES              SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                  -                   -                 14                   -
Participant deposits                                               190               2,508              2,043               2,444
Participant transfers                                              (94)             31,790              7,656              18,246
Participant withdrawals                                            (80)               (985)              (720)               (539)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                       16              33,313              8,993              20,151
                                                      ============================================================================

                                                          PHOENIX-            PHOENIX-
                                                       OAKHURST GROWTH        OAKHURST            PHOENIX-       PHOENIX-SANFORD
                                                         AND INCOME           STRATEGIC        OAKHURST VALUE    BERNSTEIN GLOBAL
                                                           SERIES         ALLOCATION SERIES    EQUITY SERIES       VALUE SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                  -                   -                 88                  21
Participant deposits                                             8,594               1,804              5,916                 505
Participant transfers                                           17,393               8,885              9,185               1,316
Participant withdrawals                                         (2,815)               (857)            (2,468)               (313)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   23,172               9,832             12,721               1,529
                                                      ============================================================================

                                                       PHOENIX-SANFORD     PHOENIX-SANFORD    PHOENIX-SENECA     PHOENIX-SENECA
                                                       BERNSTEIN MID-      BERNSTEIN SMALL-   MID-CAP GROWTH     STRATEGIC THEME
                                                      CAP VALUE SERIES     CAP VALUE SERIES       SERIES              SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                825              1,303                 236                 605
Participant deposits                                             2,793              5,116               1,118               1,394
Participant transfers                                            6,188              3,684               1,034                 595
Participant withdrawals                                           (962)            (1,100)               (703)               (333)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    8,844              9,003               1,685               2,261
                                                      ============================================================================


                                                       THE PHOENIX EDGE(R)-VUL
                                               PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                        PHOENIX-STATE
                                                       STREET RESEARCH    AIMS V.I. CAPITAL                      ALGER AMERICAN
                                                          SMALL-CAP         APPRECIATION     AIM V.I. PREMIER    LEVERAGED ALLCAP
                                                        GROWTH SERIES           FUND            EQUITY FUND         PORTFOLIO
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                  -                   -                217                 312
Participant deposits                                             1,963               8,002                633               1,887
Participant transfers                                            3,991              17,462                338               3,582
Participant withdrawals                                           (644)             (2,462)              (364)             (1,450)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    5,310              23,002                824               4,331
                                                      ============================================================================

                                                       FEDERATED FUND       FEDERATED HIGH
                                                          FOR U.S.            INCOME BOND                          VIP GROWTH
                                                         GOVERNMENT            FUND II--     VIP CONTRAFUND(R)    OPPORTUNITIES
                                                        SECURITIES II       PRIMARY SHARES       PORTFOLIO          PORTFOLIO
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                851                   -                  -                   -
Participant deposits                                            20,582               3,901              5,970               1,346
Participant transfers                                           40,852               3,925             40,654              17,122
Participant withdrawals                                         (6,629)             (1,362)            (2,586)               (666)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   55,656                6,464            44,038             17,802
                                                      ============================================================================

                                                                                                TEMPLETON          TEMPLETON
                                                          VIP GROWTH        MUTUAL SHARES        FOREIGN            GROWTH
                                                          PORTFOLIO        SECURITIES FUND    SECURITIES FUND    SECURITIES FUND
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                254                   -                  -                   -
Participant deposits                                             6,055               2,599              4,253                 746
Participant transfers                                           14,573              32,648              6,160              47,942
Participant withdrawals                                         (2,211)             (1,179)            (1,045)             (1,211)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   18,671              34,068              9,368              47,477
                                                      ============================================================================
                                                                                                                  SCUDDER VIT
                                                                                               RYDEX VARIABLE    EAFE(R) EQUITY
                                                      RYDEX VARIABLE       RYDEX VARIABLE      TRUST SECTION         INDEX
                                                      TRUST JUNO FUND      TRUST NOVA FUND     ROTATION FUND          FUND
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                  -                   -                  -                   -
Participant deposits                                                 -                 217                  -                 232
Participant transfers                                            7,507              10,917              1,197               1,828
Participant withdrawals                                           (183)               (298)               (39)               (128)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    7,324              10,836              1,158               1,932
                                                      ============================================================================


                                                       THE PHOENIX EDGE(R)-VUL
                                               PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                         SCUDDER VIT                                                 WANGER
                                                      EQUITY 500 INDEX       TECHNOLOGY       WANGER FOREIGN      INTERNATIONAL
                                                            FUND             PORTFOLI0            FORTY             SMALL CAP
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                  -                  22                  -                   -
Participant deposits                                              3,919                363                485               4,999
Participant transfers                                            44,336              1,407                899              12,777
Participant withdrawals                                          (5,278)              (236)              (105)             (1,683)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    42,977              1,556              1,279              16,093
                                                      ============================================================================


                                                                             WANGER U.S.
                                                                              SMALLER
                                                        WANGER TWENTY        COMPANIES
                                                      -----------------   -----------------
Accumulation units outstanding, beginning of period                865                 343
Participant deposits                                             3,357               5,835
Participant transfers                                            3,379               8,152
Participant withdrawals                                         (1,501)             (2,196)
                                                      -------------------------------------
Accumulation units outstanding, end of period                    6,100              12,134
                                                      =====================================

                             THE PHOENIX EDGE(R)-VUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--POLICY LOANS

   Policy provisions allow policyowners to borrow up to 90% of their policy's cash surrender value, with interest charged at the following rates:

         Policy Year       Most States      NJ and TX Only
         -----------       -----------      --------------
         1-10:             4.00%            5.00%

         11-15:            3.00%            4.00%

         16 and after:     2.00%            3.00%

   The loan interest is payable on each policy anniversary. At the time a loan is granted, an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, a part of Phoenix's general account as collateral for the outstanding loan. Transfers from the account are included in participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest of 2% for all states except New Jersey and Texas (and 3% for New Jersey and Texas). Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7--FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $711,139, $194,946 and $0 during the years ended December 31, 2004, 2003 and 2002, respectively.

   Upon full or partial surrender of a policy, a surrender fee ranging from 0% to 200% of the policy's Target Annual Premium depending on the inception of the contract period is deducted to compensate Phoenix for distribution expenses incurred. Surrender fees deducted and paid to Phoenix aggregated $219,674, $72,172 and $0 for the years ended December 31, 2004, 2003 and 2002, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, each month Phoenix charges each policy up to .075% of the average daily net assets of the Account, on an annual basis by a withdrawal of participant units prorated among the elected Subaccounts during the first ten policy years. The mortality and expense risk change drops to 0.05% beginning in policy year eleven. Unit value is not affected by mortality and expense charges.

NOTE 8--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each Subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable believes that each of the subaccounts satisfies the current requirements of the regulations. PHL Variable intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--MERGERS

   On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

   On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

                             THE PHOENIX EDGE(R)-VUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

   On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

   On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

   On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

   On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

   Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

   At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such

                             THE PHOENIX EDGE(R)-VUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 13--OTHER

   Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

   The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

   The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

   Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

   Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

   Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[LOGO] PRICEWATERHOUSECOOPERS PWC



To the Board of Directors of PHL Variable Insurance Company and Participants of PHLVIC Variable Universal Life Account (The Phoenix Edge(R)-VUL):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHLVIC Variable Universal Life Account (The Phoenix Edge(R)-VUL) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2005

PHLVIC
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATIONS
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2004 AND 2003

                                TABLE OF CONTENTS

                                                                                                                  PAGE
                                                                                                             --------------

Report of Independent Registered Public Accounting Firm...................................................        F-3

Balance Sheet as of December 31, 2004 and 2003............................................................        F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended December 31, 2004, 2003 and 2002....................................................        F-5

Statement of Cash Flows for the years ended December 31, 2004, 2003 and 2002..............................        F-6

Notes to Financial Statements.............................................................................     F-7 - F-18

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company (the Company) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, CT
March 8, 2005

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                   ($ amounts in thousands, except share data)
                           DECEMBER 31, 2004 AND 2003

                                                                                                  2004             2003
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.......................................     $  3,075,379     $  3,087,957
Available-for-sale equity securities, at fair value.....................................              261            8,687
Policy loans, at unpaid principal balances..............................................            2,486            1,753
Other invested assets...................................................................            4,393           20,314
                                                                                            ---------------  ---------------
Total investments.......................................................................        3,082,519        3,118,711
Cash and cash equivalents...............................................................           39,598           80,972
Accrued investment income...............................................................           27,353           26,817
Deferred policy acquisition costs.......................................................          433,458          372,609
Other general account assets............................................................           37,653           23,611
Separate account assets.................................................................        2,413,571        2,010,134
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................     $  6,034,152     $  5,632,854
                                                                                            ===============  ===============

LIABILITIES:
Policyholder deposit funds..............................................................     $  2,627,920     $  2,760,567
Policy liabilities and accruals.........................................................          350,851          235,484
Deferred income taxes...................................................................           63,402           55,926
Other general account liabilities.......................................................           30,047           42,959
Separate account liabilities............................................................        2,413,571        2,010,134
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................        5,485,791        5,105,070
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued..............            2,500            2,500
Additional paid-in capital..............................................................          503,234          484,234
Retained earnings.......................................................................           32,911           16,196
Accumulated other comprehensive income..................................................            9,716           24,854
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY..............................................................          548,361          527,784
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY..............................................     $  6,034,152     $  5,632,854
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------
 REVENUES:
 Premiums...............................................................    $      7,367     $      5,829     $      4,372
 Insurance and investment product fees..................................          83,300           65,529           46,915
 Investment income, net of expenses.....................................         143,862          133,531           92,472
 Net realized investment gains (losses).................................           5,121              768          (16,167)
                                                                           ---------------  ---------------  ---------------
 TOTAL REVENUES.........................................................         239,650          205,657          127,592
                                                                           ---------------  ---------------  ---------------

 BENEFITS AND EXPENSES:
 Policy benefits........................................................         136,760          127,311           98,915
 Policy acquisition cost amortization...................................          45,027           20,040           23,182
 Other operating expenses...............................................          35,683           35,288           27,386
                                                                           ---------------  ---------------  ---------------
 TOTAL BENEFITS AND EXPENSES............................................         217,470          182,639          149,483
                                                                           ---------------  ---------------  ---------------
 Income (loss) before income taxes......................................          22,180           23,018          (21,891)
 Applicable income taxes (benefit)......................................           5,465            8,369           (8,635)
                                                                           ---------------  ---------------  ---------------
 NET INCOME (LOSS)......................................................    $     16,715     $     14,649     $    (13,256)
                                                                           ===============  ===============  ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)......................................................    $     16,715     $     14,649     $    (13,256)
                                                                           ---------------  ---------------  ---------------
 Net unrealized investment gains (losses)...............................         (14,802)           2,561           18,522
 Net unrealized derivative instruments gains (losses)...................            (336)            (335)           2,147
                                                                           ---------------  ---------------  ---------------
 OTHER COMPREHENSIVE INCOME (LOSS)......................................         (15,138)           2,226           20,669
                                                                           ---------------  ---------------  ---------------
 COMPREHENSIVE INCOME...................................................    $      1,577     $     16,875     $      7,413
                                                                           ===============  ===============  ===============

 ADDITIONAL PAID-IN  CAPITAL:
 Capital contributions from parent......................................    $     19,000     $     40,000     $    259,370

 RETAINED EARNINGS:
 Net income (loss)......................................................          16,715           14,649          (13,256)

 ACCUMULATED OTHER COMPREHENSIVE INCOME:
 Other comprehensive income (loss)......................................         (15,138)           2,226           20,669
                                                                           ---------------  ---------------  ---------------

 CHANGE IN STOCKHOLDER'S EQUITY.........................................          20,577           56,875          266,783
 Stockholder's equity, beginning of year................................         527,784          470,909          204,126
                                                                           ---------------  ---------------  ---------------
 STOCKHOLDER'S EQUITY, END OF YEAR......................................    $    548,361     $    527,784     $    470,909
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------

 OPERATING ACTIVITIES:
 Net income (loss)......................................................    $     16,715     $     14,649     $    (13,256)
 Net realized investment (gains) losses.................................          (5,121)            (768)          16,167
 Investment (gains) losses..............................................          (5,634)           6,876           22,671
 Deferred income taxes..................................................          15,627           15,734              438
 Increase in deferred policy acquisition costs..........................         (61,761)        (100,542)        (128,164)
 Increase in policy liabilities and accruals............................         135,384          126,059           66,632
 Other assets and other liabilities net change..........................         (19,262)          32,352          (63,659)
                                                                           ---------------  ---------------  ---------------
 CASH FROM (FOR) OPERATING ACTIVITIES...................................          75,948           94,360          (99,171)
                                                                           ---------------  ---------------  ---------------

 INVESTING ACTIVITIES:

 Investment purchases...................................................      (1,506,835)      (2,068,268)      (1,753,350)
 Investment sales, repayments and maturities............................       1,503,161        1,338,495          414,195
                                                                           ---------------  ---------------  ---------------
 CASH (FOR) INVESTING ACTIVITIES........................................          (3,674)        (729,773)      (1,339,155)
                                                                           ---------------  ---------------  ---------------

 FINANCING ACTIVITIES:

 Policyholder deposit fund deposits.....................................         365,166          928,973        2,072,129
 Policyholder deposit fund withdrawals..................................        (497,814)        (725,834)        (591,371)
 Capital contributions from parent......................................          19,000           40,000          259,370
                                                                           ---------------  ---------------  ---------------
 CASH FROM (FOR) FINANCING ACTIVITIES...................................        (113,648)         243,139        1,740,128
                                                                           ---------------  ---------------  ---------------
 CHANGE IN CASH AND CASH EQUIVALENTS....................................         (41,374)        (392,274)         301,802
 Cash and cash equivalents, beginning of year...........................          80,972          473,246          171,444
                                                                           ---------------  ---------------  ---------------
 CASH AND CASH EQUIVALENTS, END OF YEAR.................................    $     39,598     $     80,972     $    473,246
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

1.       ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities, and accruals for deferred taxes. Significant accounting policies are presented throughout the notes in italicized type.

NEW ACCOUNTING PRONOUNCEMENTS

Other-Than-Temporary Impairments: Portions of Emerging Issues Task Force Abstract EITF 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments", or EITF 03-1, are effective for fiscal periods beginning after June 15, 2004. EITF 03-1 provides guidance as to the determination of other-than-temporary impaired securities and requires additional disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices and thus, are not anticipated to have a material effect on our financial statements. The effective date of certain portions of EITF 03-1 has been delayed pending further interpretive guidance. Because significant uncertainty remains surrounding what form the guidance will ultimately take, we cannot predict what effect, if any, adoption of the pending portions will have on our financial results.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts", or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our financial statements.


2.       OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

[begin italic] Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. [end italic]

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

[begin italic] We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. [end italic]

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure 50% to 90% of the mortality risk for certain issues of term and universal life policies.

DIRECT BUSINESS AND REINSURANCE:                                                       YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Direct premiums........................................................     $     43,348     $     30,404     $     21,283
Premiums ceded to reinsurers...........................................          (35,981)         (24,575)         (16,911)
                                                                           ---------------  ---------------  ---------------
PREMIUMS...............................................................     $      7,367     $      5,829     $      4,372
                                                                           ===============  ===============  ===============

Direct policy benefits incurred........................................     $     37,846     $     19,031     $     13,757
Policy benefits assumed from reinsureds................................              286              160              197
Policy benefits ceded to reinsurers....................................          (26,767)         (12,829)         (11,378)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS........................................................     $     11,365     $      6,362     $      2,576
                                                                           ===============  ===============  ===============

Direct life insurance in-force.........................................     $ 30,623,344     $ 20,518,533     $ 11,999,540
Life insurance in-force assumed from reinsureds........................          155,964          168,788          215,329
Life insurance in-force ceded to reinsurers............................      (23,057,775)     (15,544,504)      (9,842,076)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE IN-FORCE................................................     $  7,721,533     $  5,142,817     $  2,372,793
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance in-force.................             2.02%            3.28%            9.07%
                                                                           ===============  ===============  ===============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $125.4 million, $121.0 million and $96.3 million, net of reinsurance, for the years ended December 31, 2004, 2003 and 2002, respectively.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

[begin italic] The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 2002 acquisition of the variable life and annuity business of Valley Forge Life Insurance Company, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For term life insurance policies, DAC is amortized in proportion to projected net premiums. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances. [end italic]

In 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in 2002.

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                         YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred, excluding acquisitions..............     $    106,788     $    120,582     $    102,769
Acquisition costs recognized in Valley Forge Life acquisition..........               --               --           48,577
Recurring costs amortized to expense...................................          (45,027)         (20,040)         (23,182)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 3)......................             (912)          16,390          (37,474)
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs............................           60,849          116,932           90,690
Deferred policy acquisition costs, beginning of year...................          372,609          255,677          164,987
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR.........................     $    433,458     $    372,609     $    255,677
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

[begin italic] Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net level premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience. [end italic]

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.25% to 5.75% as of December 31, 2004, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2004 and 2003, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $114.7 million and $171.1 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $8.5 million and $7.2 million, respectively.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 1.6% to 8.25%, less administrative charges.

FAIR VALUE OF INVESTMENT CONTRACTS

[begin italic] We determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period. [end italic]


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

[begin italic] We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). [end italic]

FAIR VALUE AND COST OF AVAILABLE-FOR-SALE                                        AS OF DECEMBER 31,
DEBT SECURITIES:                                         -------------------------------------------------------------------
$ amounts in thousands)                                                2004                              2003
                                                         --------------------------------   --------------------------------
                                                           FAIR VALUE          COST           FAIR VALUE          COST
                                                         ---------------  ---------------   ---------------  ---------------

U.S. government and agency...........................     $     65,485     $     64,850      $     58,894     $     58,166
State and political subdivision......................           45,028           44,717            48,376           47,621
Foreign government...................................           73,572           69,137            44,918           43,261
Corporate............................................        1,674,157        1,657,987         1,475,398        1,445,360
Mortgage-backed......................................          665,778          652,781           695,425          680,360
Other asset-backed...................................          551,359          551,368           764,946          758,868
                                                         ---------------  ---------------   ---------------  ---------------
DEBT SECURITIES......................................     $  3,075,379     $  3,040,840      $  3,087,957     $  3,033,636
                                                         ===============  ===============   ===============  ===============

[begin italic] For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value. [end italic]

We owned no non-income producing debt securities as of December 31, 2004 or 2003.

FAIR VALUE AND COST OF EQUITY SECURITIES:                                        AS OF DECEMBER 31,
($ amounts in thousands)                                 -------------------------------------------------------------------
                                                                       2004                              2003
                                                         --------------------------------   --------------------------------
                                                           FAIR VALUE          COST           FAIR VALUE          COST
                                                         ---------------  ---------------   ---------------  ---------------

Mutual fund seed investments.........................     $         63     $         39      $      8,512     $      6,510
Other equity securities..............................              198              227               175              229
                                                         ---------------  ---------------   ---------------  ---------------
EQUITY SECURITIES....................................     $        261     $        266      $      8,687     $      6,739
                                                         ===============  ===============   ===============  ===============

GROSS AND NET UNREALIZED GAINS (LOSSES) FROM                                     AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES:                              -------------------------------------------------------------------
($ amounts in thousands)                                               2004                              2003
                                                         --------------------------------   --------------------------------
                                                             GAINS            LOSSES            GAINS            LOSSES
                                                         ---------------  ---------------   ---------------  ---------------

U.S. government and agency...........................     $        878     $       (243)     $        936     $       (208)
State and political subdivision......................              721             (410)            1,107             (352)
Foreign government...................................            4,565             (130)            2,451             (794)
Corporate............................................           30,610          (14,440)           42,578          (12,540)
Mortgage-backed......................................           14,805           (1,808)           16,566           (1,501)
Other asset-backed...................................            4,660           (4,669)           10,070           (3,992)
                                                         ---------------  ---------------   ---------------  ---------------
Debt securities gains and losses.....................     $     56,239     $    (21,700)     $     73,708     $    (19,387)
                                                         ===============  ===============   ===============  ===============
Equity securities gains and losses...................     $         24     $        (29)     $      2,002     $        (54)
                                                         ===============  ===============   ===============  ===============
DEBT AND EQUITY SECURITIES NET GAINS.................     $     34,534                       $     56,269
                                                         ===============                    ===============


AGING OF TEMPORARILY IMPAIRED GENERAL                                        AS OF DECEMBER 31, 2004
ACCOUNT DEBT AND EQUITY SECURITIES:         ---------------------------------------------------------------------------------------
($ amounts in thousands)                         LESS THAN 12 MONTHS         GREATER THAN 12 MONTHS                TOTAL
                                            ----------------------------   ---------------------------   --------------------------
                                                FAIR        UNREALIZED         FAIR        UNREALIZED        FAIR       UNREALIZED
                                                VALUE         LOSSES           VALUE         LOSSES          VALUE        LOSSES
                                            -------------  -------------   ------------  -------------   ------------  -------------
DEBT SECURITIES
U.S. government and agency...............    $   29,470     $     (243)     $       --    $       --      $   29,470    $     (243)
State and political subdivision..........        12,280           (227)          4,151          (183)         16,431          (410)
Foreign government.......................            --             --           4,833          (130)          4,833          (130)
Corporate................................       484,913        (11,468)         76,796        (2,972)        561,709       (14,440)
Mortgage-backed..........................       242,502         (1,689)         18,780          (119)        261,282        (1,808)
Other asset-backed.......................       259,871         (2,355)          9,853        (2,314)        269,724        (4,669)
                                            -------------  -------------   ------------  -------------   ------------  -------------
DEBT SECURITIES..........................    $1,029,036     $  (15,982)     $  114,413    $   (5,718)     $1,143,449    $  (21,700)
COMMON STOCK.............................            --             --              --           (29)             --           (29)
                                            -------------  -------------   ------------  -------------   ------------  -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES....    $1,029,036     $  (15,982)     $  114,413    $   (5,747)     $1,143,449    $  (21,729)
                                            =============  =============   ============  =============   ============  =============

BELOW INVESTMENT GRADE...................    $   36,729     $     (953)     $   10,934    $   (2,325)     $   47,663    $   (3,278)
                                            =============  =============   ============  =============   ============  =============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES...................                   $     (355)                   $     (455)                   $     (810)
                                                           =============                 =============                 =============

Below investment grade debt securities which have been in an unrealized loss for greater than 12 months consists of six securities, of which only one security, with an unrealized loss of $1,232 thousand ($801 thousand after offset for taxes) has a fair value less than 80% of the security's amortized cost at December 31, 2003.

All of these securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

POLICY LOANS AND OTHER INVESTED ASSETS

[begin italic] Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures, for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control and seed money in separate accounts. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting. [end italic]

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize realized investment gains and losses on asset dispositions on a first-in first-out basis and when declines in the fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. Applicable income taxes, which offset realized investment gains and losses, are reported separately as components of net income. [end italic]

SOURCES OF NET INVESTMENT INCOME:                                                      YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt securities........................................................     $    145,354     $    132,101     $     88,764
Equity securities......................................................               44              478              269
Other investments......................................................              178              931              237
Policy loans...........................................................              122              140               38
Cash and cash equivalents..............................................            1,000            2,679            4,891
                                                                           ---------------  ---------------  ---------------
Total investment income................................................          146,698          136,329           94,199
  Less:  Investment expenses...........................................            2,836            2,798            1,727
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME..................................................     $    143,862     $    133,531     $     92,472
                                                                           ===============  ===============  ===============


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

DEBT SECURITY IMPAIRMENTS..............................................     $         --     $     (8,113)    $    (13,207)
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains........................................            6,015            9,615            2,754
Debt security transaction losses.......................................           (3,581)          (2,411)          (6,640)
Equity security transaction gains......................................            2,286            3,993               --
Equity security transaction losses.....................................               --           (1,354)              (1)
Other investment transaction gains (losses)............................              402             (960)             930
Cash equivalent transaction losses.....................................               (1)              (2)              (3)
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS (LOSSES).........................................            5,121            8,881           (2,960)
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES).................................     $      5,121     $        768     $    (16,167)
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes. [end italic]

SOURCES OF NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES):                           YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt securities........................................................     $    (19,782)    $    (11,311)    $     62,514
Equity securities......................................................           (1,953)             695            1,253
Other investments......................................................             (125)          (1,833)           2,203
                                                                           ---------------  ---------------  ---------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)....................     $    (21,860)    $    (12,449)    $     65,970
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)...............................     $    (21,860)    $    (12,449)    $     65,970
                                                                           ---------------  ---------------  ---------------
Applicable deferred policy acquisition costs (Note 2)..................              912          (16,390)          37,474
Applicable deferred income taxes.......................................           (7,970)           1,380            9,974
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains (losses)....................           (7,058)         (15,010)          47,448
                                                                           ---------------  ---------------  ---------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN             $    (14,802)    $      2,561     $     18,522
  OTHER COMPREHENSIVE INCOME...........................................    ===============  ===============  ===============

INVESTING CASH FLOWS

[begin italic] Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less. [end italic]

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                  YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt security purchases................................................     $ (1,505,651)    $ (2,050,231)    $ (1,733,608)
Equity security purchases..............................................              (40)          (8,619)          (9,374)
Other invested asset purchases.........................................             (411)          (9,000)          (9,929)
Policy loan advances, net..............................................             (733)            (418)            (439)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES...................................................     $ (1,506,835)    $ (2,068,268)    $ (1,753,350)
                                                                           ===============  ===============  ===============

Debt securities sales..................................................     $    886,091     $    484,329     $     94,486
Debt securities maturities and repayments..............................          591,962          817,792          296,625
Equity security sales..................................................            8,798           36,374           23,084
Other invested asset sales.............................................           16,310               --               --
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES............................     $  1,503,161     $  1,338,495     $    414,195
                                                                           ===============  ===============  ===============

The maturities of debt securities, by contractual sinking fund payment and maturity are summarized in the following table. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

COST OF DEBT SECURITIES BY MATURITY:                                                                          AS OF DEC 31,
($ amounts in thousands)                                                                                          2004
                                                                                                             ---------------

Due in one year or less...................................................................................    $     69,539
Due after one year through five years.....................................................................       1,114,169
Due after five years through ten years....................................................................         678,021
Due after ten years.......................................................................................       1,179,111
                                                                                                             ---------------
TOTAL.....................................................................................................    $  3,040,840
                                                                                                             ===============


4.       SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

[begin italic] Separate account assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered. [end italic]


5.       INCOME TAXES

[begin italic] We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return. [end italic]

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Income tax expense (benefit) attributable to:

Net income (loss)......................................................     $      5,465     $      8,369     $     (8,635)
Other comprehensive income (loss)......................................           (8,151)           1,199           11,129
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS)............................................     $     (2,686)    $      9,568     $      2,494
                                                                           ===============  ===============  ===============

Current................................................................     $    (10,162)    $     (7,366)    $     (9,073)
Deferred...............................................................           15,627           15,735              438
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME........................            5,465            8,369           (8,635)
Deferred income taxes applicable to other comprehensive income.........           (8,151)           1,199           11,129
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME..............     $     (2,686)    $      9,568     $      2,494
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)..........................................     $     (3,450)    $    (51,107)    $      3,149
                                                                           ===============  ===============  ===============


RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:                              YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Income (loss) before income taxes......................................     $     22,180    $      23,018     $    (21,891)
                                                                           ---------------  ---------------  ---------------
Income taxes (benefit) at statutory rate of 35.0%......................            7,763            8,056           (7,662)
Tax (benefit) attributable to tax-advantaged investment income.........           (2,264)             360             (972)
Other, net.............................................................              (34)             (47)              (1)
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT)......................................     $      5,465     $      8,369     $     (8,635)
                                                                           ===============  ===============  ===============
Effective income tax (benefit) rates...................................             24.6%            36.4%            39.4%
                                                                           ===============  ===============  ===============


DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                    AS OF DECEMBER 31,
($ amounts in thousands)                                                                    --------------------------------
                                                                                                 2004             2003
                                                                                            ---------------  ---------------
Deferred income tax assets:
Future policyholder benefits............................................................     $     48,756     $     44,815
Unearned premiums / deferred revenues...................................................            5,983            4,675
Net operating loss carryover benefits...................................................           23,618           29,435
Other...................................................................................            1,041              831
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS........................................................           79,398           79,756
                                                                                            ---------------  ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.......................................................          133,372          114,962
Investments.............................................................................            9,428           20,720
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES...................................................          142,800          135,682
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX LIABILITY...........................................................     $     63,402     $     55,926
                                                                                            ===============  ===============

We are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At December 31, 2004, we had net operating loss carryforwards of $67.5 million for federal income tax purposes, of which $60.1 million expires in 2017 and $7.4 million expires in 2018. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2004 and 2003 will be realized.


6.   RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $82.0 million, $86.5 million and $64.3 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Phoenix Life were $5.4 million and $12.2 million as of December 31, 2004 and 2003, respectively.

Phoenix Investment Partners Ltd., an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us for management of general account assets under this arrangement were $2.8 million, $2.8 million and $0.2 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to the affiliated investment advisors were $0.1 million and $1.5 million, as of December 31, 2004 and 2003, respectively. Variable product separate account fees were $1.2 million, $1.6 million and $2.0 million for 2004, 2003 and 2002, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of our former affiliate, W.S. Griffith Securities, Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by PEPCO of $39.5 million, $36.2 million and $30.4 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to PEPCO were $2.7 million and $2.0 million as of December 31, 2004 and 2003, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $28.9 million, $33.3 million and $26.1 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Phoenix Life were $0.9 million and $1.6 million as of December 31, 2004 and 2003, respectively.

Griffith, formerly an indirect wholly-owned subsidiary of The Phoenix Companies, sells and services certain of our non-participating life insurance products through its insurance agents. Concessions paid by us for products sold through Griffith were $0.1 million, $0.4 million and $1.0 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Griffith were $0 and $36 thousand, as of December 31, 2004 and 2003, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.


7.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but to service expected to be conferred in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix

Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of The Phoenix Companies' affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


8.       OTHER COMPREHENSIVE INCOME

[begin italic] We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately. [end italic]

SOURCES OF OTHER COMPREHENSIVE INCOME:                                       YEAR ENDED DECEMBER 31,
($ amounts in millions)                      --------------------------------------------------------------------------------------
                                                         2004                         2003                         2002
                                             --------------------------------------------------------------------------------------
                                                 GROSS          NET            GROSS          NET          GROSS           NET
                                             ------------  -------------   ------------  ------------   ------------  -------------

Unrealized gains (losses) on
  investments.............................    $  (17,140)   $  (11,734)     $   (2,606)   $    8,959     $   62,083    $   15,995
Net realized investment losses on
  available-for-sale securities included
  in net income...........................        (4,720)       (3,068)         (9,843)       (6,398)         3,887         2,527
                                             ------------  -------------   ------------  ------------   ------------  -------------
Net unrealized investment gains...........       (21,860)      (14,802)        (12,449)        2,561         65,970        18,522
Net unrealized derivative instruments
  gains (losses)..........................          (517)         (336)           (516)         (335)         3,302         2,147
                                             ------------  -------------   ------------  ------------   ------------  -------------
Other comprehensive income (loss).........       (22,377)   $  (15,138)        (12,965)   $    2,226         69,272    $   20,669
                                             ------------  =============   ------------  ============   ------------  =============
Applicable deferred policy acquisition
  cost amortization.......................           912                       (16,390)                      37,474
Applicable deferred income taxes
  (benefit)...............................        (8,151)                        1,199                       11,129
                                             ------------                  ------------                 ------------
Offsets to other comprehensive income.....        (7,239)                      (15,191)                      48,603
                                             ------------                  ------------                 ------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $  (15,138)                   $    2,226                   $   20,669
                                             ============                  ============                 ============

COMPONENTS OF ACCUMULATED                                                        AS OF DECEMBER 31,
OTHER COMPREHENSIVE INCOME:                              -------------------------------------------------------------------
($ amounts in thousands)                                               2004                              2003
                                                         --------------------------------   --------------------------------
                                                              GROSS             NET              GROSS             NET
                                                         ---------------  ---------------   ---------------  ---------------

Unrealized gains on investments......................     $     37,036     $      8,573      $     58,896     $     23,375
Unrealized gains on derivative instruments...........            1,757            1,143             2,274            1,479
                                                         ---------------  ---------------   ---------------  ---------------
Accumulated other comprehensive income...............           38,793     $      9,716            61,170     $     24,854
                                                         ---------------  ===============   ---------------  ===============
Applicable deferred policy acquisition costs.........           23,845                             22,933
Applicable deferred income taxes.....................            5,232                             13,383
                                                         ---------------                    ---------------
Offsets to other comprehensive income................           29,077                             36,316
                                                         ---------------                    ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............     $      9,716                       $     24,854
                                                         ===============                    ===============

9.   FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES                                       AS OF DECEMBER 31,
OF FINANCIAL INSTRUMENTS:                                -------------------------------------------------------------------
($ amounts in thousands)                                               2004                               2003
                                                         --------------------------------   --------------------------------
                                                            CARRYING           FAIR            CARRYING           FAIR
                                                             VALUE            VALUE             VALUE            VALUE
                                                         ---------------  ---------------   ---------------  ---------------

Cash and cash equivalents............................     $     39,598     $     39,598      $     80,972     $     80,972
Debt securities......................................        3,075,379        3,075,379         3,087,957        3,087,957
Equity securities....................................              261              261             8,687            8,687
Policy loans.........................................            2,486            2,486             1,753            1,753
                                                         ---------------  ---------------   ---------------  ---------------
FINANCIAL ASSETS.....................................     $  3,117,724     $  3,117,724      $  3,179,369     $  3,179,369
                                                         ===============  ===============   ===============  ===============

Investment contracts.................................     $  2,627,920     $  2,644,127      $  2,760,567     $  2,797,772
                                                         ---------------  ---------------   ---------------  ---------------
FINANCIAL LIABILITIES................................     $  2,627,501     $  2,643,708      $  2,760,567     $  2,797,772
                                                         ===============  ===============   ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

[begin italic] All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item. [end italic]

We recognized an after-tax gain (loss) of $(0.3) million, $(0.3) million and $2.1 million for the years ended December 31, 2004, 2003 and 2002 (reported as other comprehensive income in Statement of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the years 2004, 2003 and 2002, we reclassified after-tax gains of $0.3 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2004 and 2003.


10.      STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2004, 2003 and 2002. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred tax assets based on admissibility tests.

STATUTORY FINANCIAL DATA:                                                      AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Statutory capital and surplus..........................................     $    245,831     $    240,750     $    215,298
Asset valuation reserve................................................            7,370            1,249              508
                                                                           ---------------  ---------------  ---------------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE.................     $    253,201     $    241,999     $    215,806
                                                                           ===============  ===============  ===============
STATUTORY (LOSS) FROM OPERATIONS.......................................     $     (2,574)    $    (27,237)    $   (133,996)
                                                                           ===============  ===============  ===============
STATUTORY NET (LOSS)...................................................     $     (3,254)    $    (37,387)    $   (146,136)
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2005 without prior approval.

                                     PART C

                                     PART C

                                OTHER INFORMATION



ITEM 26.  EXHIBITS.

(a)   BOARD OF DIRECTORS RESOLUTION.

      Resolution of the Board of Directors of PHL Variable Insurance Company (the "Depositor") establishing the PHLVIC Variable Universal Life Account is incorporated by reference to Registrant's Initial Form S-6 (File No. 333-65823) on October 16, 1998.

(b)   CUSTODIAN AGREEMENTS.

      Not applicable.

(c)   UNDERWRITING CONTRACTS.

      (1) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation, dated November 1, 2000 is incorporated by reference to Registrant's Post-effective Amendment No. 5 (File No. 333-81458) via Edgar on April 30, 2004.


      (2) Form of Broker Dealer Supervisory and Service Agreement among Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to Registrant's Form N-6 filing (File No. 333-81458), filed via Edgar on February 9, 2005.


(d)   CONTRACTS.


      (1) Flexible Premium Variable Universal Life Insurance Policy, Form No. V613 of Depositor, is incorporated by reference to Registrant's June 19, 2002 Edgar filing on Form S-6 (File No. 333-81458).
      (2) Individual Term Rider Form Number VR54 of Depositor, is incorporated by reference to Registrant's February 27, 2003 Edgar filing on Form N-6 (File No. 333-81458).
      (3) Life Plan Options Rider, Form Number UR73 of Depositor, is incorporated by reference to Registrant's February 27, 2003 Edgar filing on Form N-6 (File No. 333-81458).
      (4) Non-Transferable General Account Election Rider, Form Number VR47 of Depositor, is incorporated by reference to Registrant's February 27, 2003 Edgar filing on Form N-6 (File No. 333-81458).
      (5) Disability Benefit To Age 65 Rider, Form Number VR52 of Depositor, is incorporated by reference to Registrant's February 27, 2003 Edgar filing on Form N-6 (File No. 333-81458).
      (6) Guaranteed Death Benefit Rider, Form Number VR53 of Depositor, is incorporated by reference to Registrant's February 27, 2003 Edgar filing on Form N-6 (File No. 333-81458).
      (7) Accidental Death Benefit Rider Form No. VR63 is incorporated by reference to Registrant's February 27, 2003 Edgar filing on Form N-6 (File No. 333-81458).
      (8) Child Term Rider Form Number VR56 is incorporated by reference to Registrant's February 27, 2003 Edgar filing on Form N-6 (File No. 333-81458).
      (9) Family Term Rider Form Number VR57 is incorporated by reference to Registrant's February 27, 2003 Edgar filing on Form N-6 (File No. 333-81458).
      (10) Age 100+ Rider, Form Number VT61 is incorporated by reference to Registrant's Form N-6 filing (File No. 333-81458), filed via Edgar on February 9, 2005.


(e)   APPLICATIONS.


      Form of application for The Phoenix Edge(R)-VUL Form No. V612 of the Depositor is incorporated by reference to Registrant's June 19, 2002 Edgar filing on Form S-6 (File No. 333-81458).

(f)   DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BY LAWS.

      (1) Amended and Restated Certificate of Incorporation of PHL Variable Insurance Company as filed with the Connecticut Secretary of State May 31, 1994 is incorporated by reference to Registrant's filing on Form S-6 (File No. 333-81458) on January 28, 2002.


      (2) By Laws of PHL Variable Insurance Company as amended and restated effective May 16, 2002 and is incorporated by reference to Registrant's Edgar filing on Form N-6 (File No. 333-81458) on April 30, 2004.


(g)   REINSURANCE CONTRACTS.

      Not applicable.

(h)   PARTICIPATION AGREEMENTS.

      (1) (a) Participation Agreement dated February 23, 1995 between PHL Variable Insurance Company ("PHLVIC") and Wanger Advisors Trust ("Wanger") is incorporated by reference to Edgar filing on Form S-6 (File No. 333-65823) on October 16, 1998.

      (1) (b) Amendment No. 1 to the Participation Agreement dated December 16, 1996 between PHLVIC and Wanger is incorporated by reference to Edgar filing on Form S-6 (File No. 333-65823) on October 16, 1998.


      (2) (a) Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company, and PHL Variable Insurance Company, is incorporated by reference to Registrant's Edgar filing on Form N-6 (File No. 333-81458) on April 30, 2004.

      (2) (b) Amendment to Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company and PHL Variable Insurance Company, is incorporated by reference to Registrant's Edgar filing on Form N-6 (File No. 333-81458) on April 30, 2004.


      (3) Fund Participation Agreement dated July 15, 1999, among PHL Variable Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (4)  (a) Participation Agreement dated July 19, 1999 among BT
               Insurance Funds Trust, Bankers Trust Company, and PHLVIC is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (4)  (b) Amendment No. 1 to the Participation Agreement dated April
               20, 2001 among Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and PHLVIC is incorporated by reference to the Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (4)  (c) Amendment No. 2 to the Participation Agreement dated October
               29, 2001 among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and PHLVIC is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (5) Participation Agreement dated December 17, 1999 among PHL Variable Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc. and Miller Anderson & Sherrerd, LLP is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (6) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (7) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (8) Participation Agreement dated March 29, 2001 among PHL Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.


      (9) Participation Agreement dated May 30, 2003 among PHL Variable Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Registrant's Edgar filing on Form N-6 (File No. 333-81458) on April 30, 2004.

(i)   ADMINISTRATIVE CONTRACTS.

      (1) Administrative Service Agreement among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated January 1, 2003 is incorporated by reference to Registrant's Edgar filing on Form N-6 on April 30, 2004.

      (2) First Amendment to Service Agreement dated November 11, 2003 among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Life Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Registrant's Edgar filing on Form N-6 on April 30, 2004.


      (3) Second Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated February 27, 2004 is incorporated by reference to Registrant's Form N-6 filing (File No. 333-81458), filed via Edgar on February 9, 2005.

      (4) Third Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 15, 2004 is filed herewith.


(j)   OTHER MATERIAL CONTRACTS. Not applicable.

(k)   LEGAL OPINION.


      Opinion and Consent of Counsel of Joseph P. DeCresce, Esq., is filed herewith.


(l)   ACTUARIAL OPINION. Not applicable.

(m)   CALCULATION. Not applicable.

(n)   OTHER OPINIONS.


      (1) Consent of Independent Registered Public Accounting Firm, is filed herewith.
      (2) Consent of Brian A. Giantonio, Vice President, Tax and ERISA Counsel, is filed herewith.


(o)   OMITTED FINANCIAL STATEMENTS.


      (1) Representation Letter regarding Separate Account Financial Statements of Phoenix Life Insurance Company, et al is filed herewith.


(p)   INITIAL CAPITAL AGREEMENTS. Not applicable.

(q)   REDEEMABILITY EXEMPTION. Not applicable.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.


NAME                                    POSITION
----                                    --------
Michael E. Haylon*                      Director, Executive Vice President and Chief Financial Officer
Robert E. Primmer*                      Director and Senior Vice President
John H. Beers*                          Vice President and Secretary
Katherine P. Cody*                      Vice President and Treasurer
Nancy J. Engberg*                       Vice President and Chief Compliance Officer
Philip K. Polkinghorn*                  President
Tracy L. Rich*                          Executive Vice President and Assistant Secretary
James D. Wehr**                         Senior Vice President and Chief Investment Officer

*   The business address of this individual is One American Row, Hartford, CT
    06102
** The business address of this individual is 56 Prospect Street, Hartford, CT 06115

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Advisor                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA Registered
                                                                                              Investment Adviser
                                                                                              ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant

ITEM 29. INDEMNIFICATION.

Section 33-779 of the Connecticut General Statutes states that: "a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by sections 33-770 to 33-778, inclusive."


Article VI. Indemnification. Section 6.01 of the Bylaws of the Depositor (as amended and restated, effective May 16, 2002) provides that: " Each director, officer or employee of the company, and his heirs, executors or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by law, agreement, vote of shareholders or otherwise."


Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITER.

1.   Phoenix Equity Planning Corporation ("PEPCO")

     (a) PEPCO serves as the principal underwriter for the following entities:

         Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix Strategic Allocation Fund, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

     (b) Directors and Executive Officers of PEPCO

         NAME                                   POSITION
         ----                                   --------
         Daniel T. Geraci*                      Director, Chairman of the Board and Chief Sales & Marketing Officer
         Michael E. Haylon*                     Director
         James D. Wehr**                        Director
         Nancy J. Engberg*                      Vice President, Chief Compliance Officer and Anti-Money Laundering Officer
         John H. Beers*                         Vice President and Secretary
         Glenn H. Pease**                       Vice President, Finance and Treasurer
         John F. Sharry**                       President, Sales
         Francis G. Waltman**                   Senior Vice President and Chief Administrative Officer

         * The business address of this individual is One American Row, Hartford, CT 06102
         ** The business address of this individual is 56 Prospect Street, Hartford, CT 06115

     (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, CT 06102.

ITEM 32.  MANAGEMENT SERVICES.

Not applicable.

ITEM 33.  FEE REPRESENTATION.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and State of Connecticut on this 22nd day of April, 2005.

                             PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

                             By:  _____________________________________

                             * Philip K. Polkinghorn
                             President

                             PHL VARIABLE INSURANCE COMPANY

                             By:  _____________________________________

                             * Philip K. Polkinghorn
                             President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

       SIGNATURE                            TITLE
       ---------                            -----

____________________________                Director, Executive Vice President
*Michael E. Haylon                          and Chief Financial Officer

____________________________                Director and Senior Vice President
*Robert E. Primmer

____________________________                President
*Philip K. Polkinghorn


By:/s/ John H. Beers
   -----------------
*John H. Beers, as Attorney-in-Fact pursuant to Powers of Attorney, on file with the Depositor.
April 22, 2005